As filed with the Securities and Exchange Commission on April 29, 2021.
File Nos. 333-96785
811-08306
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 35	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 444	☒
(Check Appropriate Box or Boxes)
Brighthouse Variable Annuity Account B
(Exact Name of Registrant)
Brighthouse Life Insurance Company of NY
(Name of Depositor)
285 Madison Avenue, New York, New York 10017
(Address of Depositor's Principal Executive Offices) (Zip Code)
(Depositor's Telephone Number, including Area Code)
(980) 365-7100
(Name and Address of Guarantor)
Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company of NY
c/o CT Corporation System
111 Eighth Avenue, 13th Floor
New York, NY 10011
(212) 894-8940
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 20005
Approximate Date of Proposed Public Offering:
On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Registered: (1) Individual Variable Annuity Contracts, and (2) Guarantee related to insurance obligations under these Variable Annuity Contracts

BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT DATED APRIL 30, 2021
TO
THE PROSPECTUSES DATED APRIL 30, 2021
This supplements the prospectuses dated April 30, 2021 for the 3-year Series L and Class L products issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (the “Companies”).
Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Series L and Class L contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See “Purchase – Allocation of Purchase Payments” and “Investment Options – Transfers” in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.
Series/Class L
SUPP-FXL21

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES
DATED APRIL 30, 2021, MAY 1, 2015 AND MAY 1, 2011 (AS SUPPLEMENTED)
For contracts issued on or after December 17, 2007, this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company of NY (“we” or “us”): Class VA (offered between June 15, 2001 and October 7, 2011), Class C (offered between September 4, 2001 and October 7, 2011), Class XC, and the 3-year Class L. This supplement provides information in addition to that contained in the prospectuses dated April 30, 2021, May 1, 2015 and May 1, 2011 (as supplemented) for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy.
Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.
Annuity Date
In the “ANNUITY PAYMENTS (THE INCOME PHASE) — Annuity Date” section of the prospectus, replace the second and third paragraphs with the following:
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see “Other Information — Annuitant” for the definition of Annuitant and permitted changes of the Annuitant).
Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have elected a living benefit rider such as a Guaranteed Withdrawal Benefit, a Guaranteed Minimum Income Benefit, or the Guaranteed Minimum Accumulation Benefit, and the rider continues in effect at the time of annuitization, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee riders, the Guaranteed Minimum Income Benefit Plus riders, and the GMIB Max I rider) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See “Living Benefits — Description of the Lifetime Withdrawal Guarantee

II — Lifetime Withdrawal Guarantee and Annuitization” and Living Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit — Enhanced Guaranteed Withdrawal Benefit and Annuitization“ in the prospectus.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
Telephone: 888-243-1932
SUPP-MLNY0421
2

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company of NY
and
Brighthouse Variable Annuity Account B
Class L
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY (Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 60 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice.

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
1

Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.
To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 87 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
2

TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................23
Accumulation Phase........................................................17
Accumulation Unit..........................................................22
Annual Benefit Payment......................................54 and 61
Annuitant........................................................................86
Annuity Date..................................................................38
Annuity Options.............................................................39
Annuity Payments...........................................................38
Annuity Service Center......................................................8
Annuity Units..................................................................39
Beneficiary......................................................................86
Benefit Base.....................................................................60
Business Day...................................................................19
Contract Year......................................................18 and 44
Fixed Account.................................................................17
Free Look........................................................................22
Good Order....................................................................84
Guaranteed Accumulation Amount.................................65
Guaranteed Withdrawal Amount....................................61
GWB Withdrawal Rate...................................................61
Income Base....................................................................45
Income Phase..................................................................17
Investment Portfolios......................................................24
Joint Owners...................................................................86
Owner.............................................................................86
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................52
Separate Account............................................................82
Total Guaranteed Withdrawal Amount...........................52
5

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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
7

Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company of NY
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
8

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes may also be deducted. New York does not currently assess premium taxes on Purchase Payments.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	5
3 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
9

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge	1.35%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.60%

Death Benefit Rider Charges (Optional) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up Death Benefit	0.20%

Total Separate Account Annual Expenses Including Charge for Optional Death Benefit	1.80%

Note 1. An account fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. For contracts issued before May 1, 2003, the Mortality and Expense Charge is 1.45%. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
10

Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.95%

GMIB — maximum charge	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”) Charges for riders may vary depending on your Contract issue date and the specific benefits elected. Additional information describing the rider charges in effect for when your Contract was issued, and that will enable you to determine the applicable charges, is available in the section of the Prospectus titled “Expenses.”
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus I rider charge may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may decrease with certain withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
11

Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit (GMAB) Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))
GMAB — maximum charge	0.75%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
12

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Portfolio	0.32%	0.55%	0.05%	—	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
13

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.06%	0.01%	0.62%	—	0.62%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.08%	0.01%	0.69%	—	0.69%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.07%	0.01%	0.63%	—	0.63%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,219	$1,973	$2,567	$5,354
minimum	$1,143	$1,751	$2,205	$4,687

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$519	$1,523	$2,567	$5,354
minimum	$443	$1,301	$2,205	$4,687

Chart 2. Chart 2 assumes that you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,019	$1,364	$1,534	$3,202
minimum	$ 943	$1,136	$1,155	$2,451

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$319	$914	$1,534	$3,202
minimum	$243	$686	$1,155	$2,451
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
Except as described below, the contract also contains a Fixed Account option. The Fixed Account offers an interest rate that is guaranteed by us. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
This prospectus describes all material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice (a guaranteed account option is available in connection with an Enhanced Dollar Cost Averaging program during the Accumulation Phase, and a fixed Annuity Payment option is available during the Income Phase). All references in this prospectus to investments in or transfers into the Fixed Account shall only apply to contracts issued prior to May 1, 2003.
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
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All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $10,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if, at the time the termination would otherwise occur, the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
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Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the Guaranteed Minimum Income Benefit Plus (GMIB Plus I) or Lifetime Withdrawal Guarantee II (LWG II) riders, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation Restrictions for Certain Riders.”
If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I” (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
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Investment Allocation Restrictions for Certain Riders
Allocation. If you elect the GMIB Plus I or the Lifetime Withdrawal Guarantee II, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Ultra-Short Term Bond Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds® Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or account value to Platform 1 portfolios and you may allocate up to 85% of purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management U.S. Government Portfolio
Platform 2
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
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Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase
Payments or transfer requests that do not comply with the above limitations.
Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
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Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Jennison Growth Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
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2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
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INVESTMENT OPTIONS
The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company of NY, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
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Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract
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resulting from the performance of the Investment Portfolios you have chosen.
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
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American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios
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(including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to “Purchase — Investment Allocation Restrictions for Certain Riders” for more information.
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed
Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment
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Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the
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Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
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The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the GMAB rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise.
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Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
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EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.45% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charge. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
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If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 91st birthday (for GMIB Plus I) or 86th birthday (for GMIB) ; or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For GMIB Plus I, the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See “Death Benefit.”)
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
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For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the
Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an
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Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest
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Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	5
3 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income
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payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the GMIB Plus I or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the GMAB rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
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During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
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Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules
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set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
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ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB or GMAB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for
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the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders — a guaranteed income benefit and guaranteed withdrawal benefits:
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Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I)
•	Guaranteed Minimum Income Benefit (GMIB)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the income phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee II (LWG II)
•	Lifetime Withdrawal Guarantee I (LWG I)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1⁄2), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
We no longer offer the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About the Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
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The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Plus I in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB and Qualified Contracts. The GMIB Plus I and GMIB riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB rider in connection with a Qualified Contract.
(See Appendix D for examples illustrating the operation of the GMIB.)
Description of GMIB Plus I
The GMIB Plus I rider is no longer available for purchase. The GMIB Plus I rider is available only for Owners up through age 78, and you can only elect the GMIB Plus I at the time you purchase the contract. The GMIB Plus I rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract
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anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are described below.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
The Annual Increase Amount is limited to 270% of the greater of: (a) your Purchase Payments or (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate
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above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
Each Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;
(3)    resets the maximum Annual Increase Amount to a 270% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the GMIB Plus I investment allocation
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restrictions, see “Purchase — Investment Allocation Restrictions for Certain Riders.”
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed
Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus I rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.
Exercising the GMIB Plus I Rider. If you exercise the GMIB Plus I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”) This joint and last survivor Annuity Option is only available if the youngest Annuitant’s attained age is 35 or older.
These options are described in the contract and the GMIB Plus I rider.
The GMIB Annuity Table is specified in the rider. For GMIB Plus I, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
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If you exercise the GMIB Plus I, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus I produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus I, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus I Rider. Except as otherwise provided in the GMIB Plus I rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the
Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the GMIB Plus I rider terminates, the corresponding GMIB Plus I rider charge terminates and the GMIB Plus I investment allocation restrictions, described above, will no longer apply.
For contracts issued with the GMIB Plus I rider on or before May 1, 2009, the following additional differences apply:
(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
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(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.
(3) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.
(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(5) The joint and last survivor Annuity Option under the GMIB Plus I is only available if the oldest Annuitant's attained age is 55 or older.
(6) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.
(7) Different investment allocation restrictions apply. (See “Purchase — Investment Allocation and Restrictions for Certain Riders.”)
(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(See Appendix D for examples illustrating the operation of the GMIB Plus I.)
Description of GMIB
The GMIB rider is no longer available for sale. GMIB was available only for Owners up through age 75, and you could only elect the GMIB at the time you purchased the contract. GMIB may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
The GMIB rider is otherwise identical to the GMIB Plus I, with the following exceptions:
(1)    The additional charge for GMIB is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB income base is calculated as described above for GMIB Plus I, except that:
a.    withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b.    the annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c.    if total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract
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anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1⁄2 at the time of the first withdrawal), even after the entire amount of purchase payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, and the Benefit Base (as described below) under the Enhanced GWB and GWB I riders, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any contract year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders). This reduction may be significant and means that return of your purchase payments may be lost. The GWB rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime
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Withdrawal Guarantee riders) until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first three years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee rider) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranted Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable
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withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
6% Compounding Income Amount. If the Single Life version of the LWG II has been elected, beginning with the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63); and
•	may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before December 11, 2009, the second bullet item above is replaced with the following: “if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6%
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if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).”
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older).
For contracts issued on or before December 11, 2009, if the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); if the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).
If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1⁄2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1⁄2), even if your Remaining Guaranteed Withdrawal
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Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1⁄2). Therefore, you will be guaranteed income for life.
•	The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see “Annual Benefit Payment” above).
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 6% Compounding Income Amount once you make your first withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate (see “Annual Benefit Payment” above for how the Withdrawal Rate is determined).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see
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Appendix E, “A. Lifetime Withdrawal Guarantee II – 2. When Withdrawals Do Exceed the Annual Benefit Payment.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. For a detailed description of the LWG II investment allocation restrictions, see
“Purchase — Investment Allocation Restrictions for Certain Riders.” If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1⁄2 at the time of the first withdrawal.
The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see “Annual Benefit Payment” above). In addition, for contracts issued prior to December 14, 2009, the age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see “6% Compounding Income Amount” below).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following
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the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation Restrictions for Certain Riders” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (a pro rata portion of the rider charge will be assessed;
you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
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Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary’s withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed
Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the
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Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See “Description of the Lifetime Withdrawal Guarantee II — Annual Benefit Payment” above.)
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner’s 86th birthday.
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Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Age and Other Purchase Requirements. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment,
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and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount
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before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal
Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset
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(even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner’s 86th birthday) and at any subsequent contract anniversary prior to the Owner’s 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of the cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time
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period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
Optional Reset. Starting with the fifth contract anniversary (as long as it is prior to the Owner’s 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner’s 86th birthday.
Guaranteed Minimum Accumulation Benefit
The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
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If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Brighthouse Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire
Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments
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made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is
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the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.
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The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract’s Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of yourcontract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal
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to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date”; and
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner’s 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within 5 years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments
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under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
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Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
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If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life
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expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
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Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will
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also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
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(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
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(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
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Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that
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are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
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Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including
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the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Brighthouse Life Insurance Company of NY
Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 285 Madison Avenue, New York, NY 10017.
Metropolitan Tower Life Insurance Company
For contracts issued on or before December 31, 2002, Metropolitan Tower Life Insurance Company (“Met Tower Life”) agreed to ensure that Brighthouse will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, Met Tower Life will pay such claim directly to the contract Owner if Brighthouse is unable to make such payment. This guarantee is enforceable by such contract Owners against Met Tower Life directly without any requirement that contract Owners first file a claim against Brighthouse. The guarantee agreement is binding on Met Tower Life, its successors or assignees and will terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than Met Tower Life’s rating. With respect to the guarantee, Met Tower Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.
Met Tower Life is a direct wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc.,
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through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The principal executive offices of Met Tower Life are located at 200 Park Avenue, New York, NY 10166. Prior to the close of business on April 27, 2018, the guarantee was provided by General American Life Insurance Company (“General American”). On April 27, 2018, following the close of business, General American merged into Met Tower Life and Met Tower Life replaced General American as the issuer of the guarantee.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as First MetLife Investors Variable Annuity Account One. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor
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in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that
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received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or
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supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
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Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other
86

legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of Met Tower Life have also been included.
Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Additional Information
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
87

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	2,093,982.9022
01/01/2013 to 12/31/2013	10.497446	11.459381	2,163,072.4015
01/01/2014 to 12/31/2014	11.459381	12.081996	2,106,237.1102
01/01/2015 to 12/31/2015	12.081996	11.935192	1,684,340.3656
01/01/2016 to 12/31/2016	11.935192	12.143818	1,553,221.3651
01/01/2017 to 12/31/2017	12.143818	13.552152	1,380,196.6109
01/01/2018 to 12/31/2018	13.552152	12.381420	1,266,659.8473
01/01/2019 to 12/31/2019	12.381420	14.358534	1,195,613.7166
01/01/2020 to 12/31/2020	14.358534	14.959964	1,124,503.4925
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.784098	9.405479	4,101,132.2448
01/01/2012 to 12/31/2012	9.405479	10.486500	4,149,652.8619
01/01/2013 to 12/31/2013	10.486500	12.208182	4,013,297.7611
01/01/2014 to 12/31/2014	12.208182	12.715716	3,754,606.3246
01/01/2015 to 12/31/2015	12.715716	12.400753	3,662,380.0831
01/01/2016 to 12/31/2016	12.400753	13.130747	2,955,651.2313
01/01/2017 to 12/31/2017	13.130747	15.071216	2,714,681.5805
01/01/2018 to 12/31/2018	15.071216	14.162702	2,374,993.9230
01/01/2019 to 12/31/2019	14.162702	16.626204	2,242,162.9649
01/01/2020 to 12/31/2020	16.626204	18.871223	2,131,883.0595
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.306378	8.708073	2,524,841.8000
01/01/2012 to 12/31/2012	8.708073	9.933828	2,401,832.0423
01/01/2013 to 12/31/2013	9.933828	12.206386	2,317,551.6617
01/01/2014 to 12/31/2014	12.206386	12.754435	2,198,147.3510
01/01/2015 to 12/31/2015	12.754435	12.432218	2,107,957.5872
01/01/2016 to 12/31/2016	12.432218	13.304348	1,910,847.0209
01/01/2017 to 12/31/2017	13.304348	15.857161	1,709,221.4846
01/01/2018 to 12/31/2018	15.857161	14.674276	1,597,906.8871
01/01/2019 to 12/31/2019	14.674276	17.819099	1,508,664.2093
01/01/2020 to 12/31/2020	17.819099	20.462478	1,417,647.1572
A-1

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.105799	8.532140	765,654.4995
01/01/2012 to 12/31/2012	8.532140	9.838177	971,594.4746
01/01/2013 to 12/31/2013	9.838177	12.540809	974,997.5463
01/01/2014 to 12/31/2014	12.540809	13.325075	912,984.4800
01/01/2015 to 12/31/2015	13.325075	13.936918	801,572.5436
01/01/2016 to 12/31/2016	13.936918	14.933854	751,865.9636
01/01/2017 to 12/31/2017	14.933854	18.760905	686,222.9089
01/01/2018 to 12/31/2018	18.760905	18.332413	564,804.2712
01/01/2019 to 12/31/2019	18.332413	23.467864	533,254.4759
01/01/2020 to 12/31/2020	23.467864	34.949168	465,665.8318
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.026861	9.867207	2,395,813.8270
01/01/2012 to 12/31/2012	9.867207	10.740633	2,292,794.6608
01/01/2013 to 12/31/2013	10.740633	11.975342	2,089,947.8708
01/01/2014 to 12/31/2014	11.975342	12.478537	1,922,409.0319
01/01/2015 to 12/31/2015	12.478537	12.166943	1,799,160.6579
01/01/2016 to 12/31/2016	12.166943	12.787964	1,666,539.8701
01/01/2017 to 12/31/2017	12.787964	14.188915	1,505,581.7388
01/01/2018 to 12/31/2018	14.188915	13.458526	1,425,596.1930
01/01/2019 to 12/31/2019	13.458526	15.354103	1,286,296.4982
01/01/2020 to 12/31/2020	15.354103	17.038496	1,266,085.8510
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	2,435,473.5605
01/01/2013 to 12/31/2013	11.482334	10.895034	2,380,442.3656
01/01/2014 to 12/31/2014	10.895034	11.128446	2,201,933.3778
01/01/2015 to 12/31/2015	11.128446	9.883533	1,825,889.7256
01/01/2016 to 12/31/2016	9.883533	10.577105	1,491,366.1771
01/01/2017 to 12/31/2017	10.577105	11.407300	1,311,797.7131
01/01/2018 to 12/31/2018	11.407300	10.491455	1,174,971.8502
01/01/2019 to 12/31/2019	10.491455	12.356676	1,069,269.2375
01/01/2020 to 12/31/2020	12.356676	12.502698	1,011,837.1905
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	4,038,666.0523
01/01/2013 to 12/31/2013	10.228279	11.081407	4,274,656.9657
01/01/2014 to 12/31/2014	11.081407	11.527592	3,937,429.3032
01/01/2015 to 12/31/2015	11.527592	11.309628	3,427,005.5533
01/01/2016 to 12/31/2016	11.309628	11.600120	2,833,524.7353
01/01/2017 to 12/31/2017	11.600120	12.910083	2,465,981.5805
01/01/2018 to 12/31/2018	12.910083	11.767660	2,290,051.1821
01/01/2019 to 12/31/2019	11.767660	13.941603	2,174,150.6956
01/01/2020 to 12/31/2020	13.941603	14.282476	2,024,410.7503
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.606939	19.709415	150,435.8857
01/01/2012 to 12/31/2012	19.709415	22.558187	146,253.6602
01/01/2013 to 12/31/2013	22.558187	24.223673	110,333.5954
01/01/2014 to 12/31/2014	24.223673	24.575543	101,889.1895
01/01/2015 to 12/31/2015	24.575543	23.160238	97,770.0415
01/01/2016 to 12/31/2016	23.160238	25.926754	105,637.2057
01/01/2017 to 12/31/2017	25.926754	27.441522	99,083.5207
01/01/2018 to 12/31/2018	27.441522	26.174945	83,418.7241
01/01/2019 to 12/31/2019	26.174945	29.526483	78,269.7629
01/01/2020 to 12/31/2020	29.526483	31.175090	80,955.8977
A-2

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.321306	10.477473	1,369,268.3545
01/01/2012 to 12/31/2012	10.477473	12.012329	1,331,507.5018
01/01/2013 to 12/31/2013	12.012329	15.279383	1,452,261.6082
01/01/2014 to 12/31/2014	15.279383	15.770441	1,349,874.3793
01/01/2015 to 12/31/2015	15.770441	15.178031	1,186,469.5555
01/01/2016 to 12/31/2016	15.178031	16.245697	1,128,506.3670
01/01/2017 to 12/31/2017	16.245697	19.616323	995,067.6085
01/01/2018 to 12/31/2018	19.616323	17.325399	889,758.2609
01/01/2019 to 12/31/2019	17.325399	21.692716	804,108.8560
01/01/2020 to 12/31/2020	21.692716	25.334037	740,300.5386
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.960927	10.395119	3,300,785.9240
01/01/2013 to 12/31/2013	10.395119	11.675982	3,450,252.9467
01/01/2014 to 12/31/2014	11.675982	12.574137	3,506,191.1450
01/01/2015 to 12/31/2015	12.574137	11.845004	3,719,156.3102
01/01/2016 to 12/31/2016	11.845004	12.606873	3,539,066.1625
01/01/2017 to 12/31/2017	12.606873	14.652688	3,336,806.4432
01/01/2018 to 12/31/2018	14.652688	13.330401	3,106,211.3295
01/01/2019 to 12/31/2019	13.330401	16.177976	2,878,798.6473
01/01/2020 to 12/31/2020	16.177976	17.878124	2,704,900.2268
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.143934	15.325747	293,041.8617
01/01/2012 to 12/31/2012	15.325747	17.758225	265,123.1762
01/01/2013 to 12/31/2013	17.758225	23.100870	395,543.8018
01/01/2014 to 12/31/2014	23.100870	23.077950	385,604.0982
01/01/2015 to 12/31/2015	23.077950	21.440311	311,696.0333
01/01/2016 to 12/31/2016	21.440311	27.639680	269,641.0901
01/01/2017 to 12/31/2017	27.639680	30.324109	236,496.0990
01/01/2018 to 12/31/2018	30.324109	25.243424	211,553.7853
01/01/2019 to 12/31/2019	25.243424	31.927809	197,964.5221
01/01/2020 to 12/31/2020	31.927809	31.177187	139,574.2745
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340627	9.853738	431,300.6062
01/01/2012 to 12/31/2012	9.853738	11.505677	436,650.0223
01/01/2013 to 12/31/2013	11.505677	10.737520	403,887.3624
01/01/2014 to 12/31/2014	10.737520	9.858227	410,886.4225
01/01/2015 to 12/31/2015	9.858227	8.344877	397,148.6705
01/01/2016 to 12/31/2016	8.344877	9.138735	365,318.1750
01/01/2017 to 12/31/2017	9.138735	11.518991	360,728.5069
01/01/2018 to 12/31/2018	11.518991	9.708047	376,759.9640
01/01/2019 to 12/31/2019	9.708047	11.513297	349,845.0880
01/01/2020 to 12/31/2020	11.513297	14.394152	315,945.9927
A-3

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.195084	10.214674	16,605.2996
01/01/2012 to 12/31/2012	10.214674	10.766904	20,440.6079
01/01/2013 to 12/31/2013	10.766904	10.980504	74,821.3038
01/01/2014 to 12/31/2014	10.980504	10.864003	85,837.0214
01/01/2015 to 12/31/2015	10.864003	10.581094	89,239.4900
01/01/2016 to 12/31/2016	10.581094	11.355595	69,472.3822
01/01/2017 to 12/31/2017	11.355595	11.563724	65,655.1648
01/01/2018 to 12/31/2018	11.563724	11.391580	71,381.2767
01/01/2019 to 12/31/2019	11.391580	11.974686	65,952.5962
01/01/2020 to 12/31/2020	11.974686	12.003011	59,736.5009
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987535	9.740597	34,224.0457
01/01/2012 to 12/31/2012	9.740597	9.986641	68,778.0000
01/01/2013 to 12/31/2013	9.986641	9.922338	456,021.2880
01/01/2014 to 12/31/2014	9.922338	9.848415	446,432.9437
01/01/2015 to 12/31/2015	9.848415	9.612514	473,985.8588
01/01/2016 to 12/31/2016	9.612514	9.736865	434,386.2627
01/01/2017 to 12/31/2017	9.736865	9.690991	449,332.9853
01/01/2018 to 12/31/2018	9.690991	9.558720	442,208.8310
01/01/2019 to 12/31/2019	9.558720	9.823437	411,778.2588
01/01/2020 to 12/31/2020	9.823437	9.852578	388,822.2534
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.119715	11.864590	145,445.0597
01/01/2012 to 12/31/2012	11.864590	13.316647	28,695.2821
01/01/2013 to 12/31/2013	13.316647	13.214774	26,080.3237
01/01/2014 to 12/31/2014	13.214774	13.127056	23,880.0385
01/01/2015 to 12/31/2015	13.127056	12.356527	24,713.6029
01/01/2016 to 12/31/2016	12.356527	12.242243	23,347.8335
01/01/2017 to 12/31/2017	12.242243	12.041259	24,081.8707
01/01/2018 to 12/31/2018	12.041259	11.943925	24,608.8555
01/01/2019 to 12/31/2019	11.943925	11.867825	25,085.2486
01/01/2020 to 12/31/2020	11.867825	10.967018	27,902.5644
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.886119	12.876948	181,132.2023
01/01/2012 to 12/31/2012	12.876948	15.932812	161,485.6432
01/01/2013 to 12/31/2013	15.932812	16.203410	181,037.7744
01/01/2014 to 12/31/2014	16.203410	18.025806	153,063.5694
01/01/2015 to 12/31/2015	18.025806	17.456087	145,355.0369
01/01/2016 to 12/31/2016	17.456087	17.294568	136,770.6071
01/01/2017 to 12/31/2017	17.294568	18.812199	123,708.2546
01/01/2018 to 12/31/2018	18.812199	16.877417	117,218.1906
01/01/2019 to 12/31/2019	16.877417	20.689042	97,536.8454
01/01/2020 to 12/31/2020	20.689042	19.299451	106,222.0847
A-4

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.227231	16.192619	442,147.2488
01/01/2012 to 12/31/2012	16.192619	20.554229	399,634.4315
01/01/2013 to 12/31/2013	20.554229	26.342855	378,099.8475
01/01/2014 to 12/31/2014	26.342855	24.374836	390,925.9100
01/01/2015 to 12/31/2015	24.374836	22.857379	381,893.6021
01/01/2016 to 12/31/2016	22.857379	24.285490	328,406.7645
01/01/2017 to 12/31/2017	24.285490	31.111778	317,985.7701
01/01/2018 to 12/31/2018	31.111778	23.228946	306,729.8257
01/01/2019 to 12/31/2019	23.228946	28.408437	283,747.9034
01/01/2020 to 12/31/2020	28.408437	29.328324	277,485.8058
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	1,558,601.1772
01/01/2013 to 12/31/2013	1.045112	1.045571	3,046,217.6109
01/01/2014 to 12/31/2014	1.045571	1.084229	2,276,858.2841
01/01/2015 to 12/31/2015	1.084229	1.020107	2,637,699.4075
01/01/2016 to 12/31/2016	1.020107	1.119301	2,491,838.7421
01/01/2017 to 12/31/2017	1.119301	1.209332	2,047,306.1426
01/01/2018 to 12/31/2018	1.209332	1.111214	1,464,192.5347
01/01/2019 to 12/31/2019	1.111214	1.258156	1,366,267.9701
01/01/2020 to 12/31/2020	1.258156	1.360904	1,260,404.7708
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.065751	9.739920	280,740.8644
01/01/2012 to 12/31/2012	9.739920	11.328525	263,941.2619
01/01/2013 to 12/31/2013	11.328525	15.064004	260,863.2930
01/01/2014 to 12/31/2014	15.064004	16.173046	247,196.9065
01/01/2015 to 12/31/2015	16.173046	14.936038	247,700.8377
01/01/2016 to 12/31/2016	14.936038	17.207145	197,126.7945
01/01/2017 to 12/31/2017	17.207145	19.946752	181,361.4919
01/01/2018 to 12/31/2018	19.946752	17.207852	171,855.4775
01/01/2019 to 12/31/2019	17.207852	21.118639	155,287.8063
01/01/2020 to 12/31/2020	21.118639	20.635896	149,662.1305
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.327193	14.891553	189,771.1456
01/01/2012 to 12/31/2012	14.891553	17.290758	239,777.2712
01/01/2013 to 12/31/2013	17.290758	23.805318	183,940.6220
01/01/2014 to 12/31/2014	23.805318	25.230252	172,681.9025
01/01/2015 to 12/31/2015	25.230252	24.356456	159,526.0533
01/01/2016 to 12/31/2016	24.356456	26.657372	149,972.4169
01/01/2017 to 12/31/2017	26.657372	32.816005	148,195.3710
01/01/2018 to 12/31/2018	32.816005	29.311396	127,690.9070
01/01/2019 to 12/31/2019	29.311396	35.815519	113,558.4311
01/01/2020 to 12/31/2020	35.815519	55.142201	94,306.3570
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.009975	10.444963	436,636.5738
01/01/2014 to 12/31/2014	10.444963	10.781011	526,959.0934
01/01/2015 to 12/31/2015	10.781011	10.639824	543,162.4029
01/01/2016 to 12/31/2016	10.639824	10.683050	563,831.7055
01/01/2017 to 12/31/2017	10.683050	10.840479	530,422.0412
01/01/2018 to 12/31/2018	10.840479	10.648338	496,470.6862
01/01/2019 to 12/31/2019	10.648338	11.317516	460,160.7510
01/01/2020 to 12/31/2020	11.317516	11.992351	485,495.7733
A-5

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.245177	10.645421	652,626.7535
01/01/2012 to 12/31/2012	10.645421	10.968482	524,064.9299
01/01/2013 to 04/26/2013	10.968482	10.939784	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	887,391.9438
01/01/2013 to 12/31/2013	1.047153	1.141470	2,305,129.8404
01/01/2014 to 12/31/2014	1.141470	1.199313	2,456,694.8279
01/01/2015 to 12/31/2015	1.199313	1.188452	2,034,279.8130
01/01/2016 to 12/31/2016	1.188452	1.201136	1,700,118.7585
01/01/2017 to 12/31/2017	1.201136	1.376287	1,474,630.1771
01/01/2018 to 12/31/2018	1.376287	1.254448	1,698,891.0021
01/01/2019 to 12/31/2019	1.254448	1.440450	1,403,338.4501
01/01/2020 to 12/31/2020	1.440450	1.587650	1,285,986.8422
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	4,075.6868
01/01/2015 to 12/31/2015	1.037539	1.009006	44,960.1686
01/01/2016 to 12/31/2016	1.009006	1.010776	44,161.3525
01/01/2017 to 12/31/2017	1.010776	1.146561	113,069.0529
01/01/2018 to 04/30/2018	1.146561	1.116675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.801388	12.387038	206,666.9600
01/01/2012 to 12/31/2012	12.387038	14.224693	376,630.2471
01/01/2013 to 12/31/2013	14.224693	16.363954	186,678.5878
01/01/2014 to 12/31/2014	16.363954	16.629275	189,561.7312
01/01/2015 to 12/31/2015	16.629275	16.533129	175,359.2143
01/01/2016 to 12/31/2016	16.533129	17.013925	160,464.7213
01/01/2017 to 12/31/2017	17.013925	20.549735	150,706.5122
01/01/2018 to 12/31/2018	20.549735	19.093768	145,240.8119
01/01/2019 to 12/31/2019	19.093768	23.915033	123,847.1096
01/01/2020 to 12/31/2020	23.915033	26.960690	118,647.1433
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.265437	7.367833	419,830.6483
01/01/2012 to 12/31/2012	7.367833	8.574900	619,914.2660
01/01/2013 to 12/31/2013	8.574900	12.262580	812,234.8337
01/01/2014 to 12/31/2014	12.262580	14.319275	837,829.7975
01/01/2015 to 12/31/2015	14.319275	13.496115	863,619.3758
01/01/2016 to 12/31/2016	13.496115	13.610663	790,988.3806
01/01/2017 to 12/31/2017	13.610663	15.829482	685,054.2979
01/01/2018 to 12/31/2018	15.829482	14.448255	619,596.0814
01/01/2019 to 12/31/2019	14.448255	17.535100	564,550.0049
01/01/2020 to 12/31/2020	17.535100	22.771993	236,134.7857
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	138.571745	125.835311	3,461.0995
01/01/2012 to 12/31/2012	125.835311	151.404221	3,924.9175
01/01/2013 to 12/31/2013	151.404221	191.509486	5,945.6992
01/01/2014 to 04/25/2014	191.509486	199.169061	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.540272	6.945274	0.0000
A-6

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077631	1.123774	238,876.5308
01/01/2014 to 12/31/2014	1.123774	1.205943	711,779.1016
01/01/2015 to 12/31/2015	1.205943	1.170076	3,657,259.4289
01/01/2016 to 12/31/2016	1.170076	1.199325	3,584,533.5351
01/01/2017 to 12/31/2017	1.199325	1.361091	3,565,397.8666
01/01/2018 to 12/31/2018	1.361091	1.240632	2,859,141.1860
01/01/2019 to 12/31/2019	1.240632	1.483050	2,637,593.1336
01/01/2020 to 12/31/2020	1.483050	1.552043	2,269,333.8601
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.990078	12.274831	428,090.7762
01/01/2012 to 12/31/2012	12.274831	14.075937	405,570.9609
01/01/2013 to 12/31/2013	14.075937	16.489817	376,076.8250
01/01/2014 to 12/31/2014	16.489817	15.070088	355,653.0556
01/01/2015 to 12/31/2015	15.070088	14.538673	355,192.3200
01/01/2016 to 12/31/2016	14.538673	14.154316	328,932.1341
01/01/2017 to 12/31/2017	14.154316	17.816812	300,161.3427
01/01/2018 to 12/31/2018	17.816812	15.048218	259,748.3572
01/01/2019 to 12/31/2019	15.048218	18.964604	236,919.8194
01/01/2020 to 12/31/2020	18.964604	21.049831	210,686.0124
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0.0000
01/01/2015 to 12/31/2015	1.032732	0.958753	0.0000
01/01/2016 to 12/31/2016	0.958753	1.046394	21,279.8631
01/01/2017 to 12/31/2017	1.046394	1.157256	31,697.2782
01/01/2018 to 12/31/2018	1.157256	1.050215	1,395.0685
01/01/2019 to 12/31/2019	1.050215	1.258348	0.0000
01/01/2020 to 12/31/2020	1.258348	1.382266	57,095.5649
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.359664	14.583906	1,207,165.0781
01/01/2012 to 12/31/2012	14.583906	15.630297	1,158,101.6028
01/01/2013 to 12/31/2013	15.630297	13.927562	892,053.9913
01/01/2014 to 12/31/2014	13.927562	14.074860	827,015.6552
01/01/2015 to 12/31/2015	14.074860	13.393833	792,507.5801
01/01/2016 to 12/31/2016	13.393833	13.810534	692,407.7333
01/01/2017 to 12/31/2017	13.810534	14.035225	716,747.6108
01/01/2018 to 12/31/2018	14.035225	13.451422	637,164.2425
01/01/2019 to 12/31/2019	13.451422	14.304120	587,914.6586
01/01/2020 to 12/31/2020	14.304120	15.669788	544,222.3465
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.752043	15.962182	2,403,413.8139
01/01/2012 to 12/31/2012	15.962182	17.129299	2,045,012.6922
01/01/2013 to 12/31/2013	17.129299	16.501480	1,976,212.7535
01/01/2014 to 12/31/2014	16.501480	16.886492	1,764,128.5662
01/01/2015 to 12/31/2015	16.886492	16.586082	1,644,337.7316
01/01/2016 to 12/31/2016	16.586082	16.715339	1,524,799.1777
01/01/2017 to 12/31/2017	16.715339	17.156877	1,551,331.4019
01/01/2018 to 12/31/2018	17.156877	16.810424	1,413,687.1911
01/01/2019 to 12/31/2019	16.810424	17.907644	1,330,744.3257
01/01/2020 to 12/31/2020	17.907644	19.084652	1,010,333.6127
A-7

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214980	10.723087	68,276.6162
01/01/2014 to 12/31/2014	10.723087	11.441855	145,048.1309
01/01/2015 to 12/31/2015	11.441855	11.097109	140,253.9685
01/01/2016 to 12/31/2016	11.097109	11.396794	109,458.8408
01/01/2017 to 12/31/2017	11.396794	13.037902	189,614.1199
01/01/2018 to 04/30/2018	13.037902	12.453412	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010679	1.065216	561,728.9895
01/01/2013 to 12/31/2013	1.065216	1.151996	938,508.5424
01/01/2014 to 12/31/2014	1.151996	1.219011	1,234,228.9109
01/01/2015 to 12/31/2015	1.219011	1.186739	1,614,286.4575
01/01/2016 to 12/31/2016	1.186739	1.231461	1,626,656.7604
01/01/2017 to 12/31/2017	1.231461	1.382471	1,421,414.6075
01/01/2018 to 12/31/2018	1.382471	1.229726	2,837,195.7436
01/01/2019 to 12/31/2019	1.229726	1.467373	2,691,455.4882
01/01/2020 to 12/31/2020	1.467373	1.471499	2,394,721.5779
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.439728	11.355300	873,238.9989
01/01/2012 to 12/31/2012	11.355300	12.584198	899,368.5774
01/01/2013 to 12/31/2013	12.584198	13.958021	807,604.3511
01/01/2014 to 12/31/2014	13.958021	14.505773	746,280.6149
01/01/2015 to 12/31/2015	14.505773	13.967291	895,125.6656
01/01/2016 to 12/31/2016	13.967291	14.511610	853,306.3955
01/01/2017 to 12/31/2017	14.511610	16.514029	861,484.2726
01/01/2018 to 12/31/2018	16.514029	15.160427	782,883.3609
01/01/2019 to 12/31/2019	15.160427	17.809813	707,976.9549
01/01/2020 to 12/31/2020	17.809813	19.210210	656,371.4452
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.026635	10.599738	326,261.8709
01/01/2012 to 12/31/2012	10.599738	11.974538	355,481.6773
01/01/2013 to 12/31/2013	11.974538	13.886441	358,812.0028
01/01/2014 to 12/31/2014	13.886441	14.372340	338,745.8405
01/01/2015 to 12/31/2015	14.372340	13.789705	298,910.3004
01/01/2016 to 12/31/2016	13.789705	14.475466	282,437.7459
01/01/2017 to 12/31/2017	14.475466	17.009871	270,884.5279
01/01/2018 to 12/31/2018	17.009871	15.243552	256,573.6957
01/01/2019 to 12/31/2019	15.243552	18.331786	247,686.1194
01/01/2020 to 12/31/2020	18.331786	19.939159	241,339.7464
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.141906	44.445719	151,053.3456
01/01/2012 to 12/31/2012	44.445719	51.496264	137,268.0459
01/01/2013 to 12/31/2013	51.496264	67.660932	131,908.9215
01/01/2014 to 12/31/2014	67.660932	75.279414	113,705.6572
01/01/2015 to 12/31/2015	75.279414	71.285095	110,790.2150
01/01/2016 to 12/31/2016	71.285095	81.176371	103,432.2283
01/01/2017 to 12/31/2017	81.176371	93.245806	101,813.6118
01/01/2018 to 12/31/2018	93.245806	83.186163	96,927.6349
01/01/2019 to 12/31/2019	83.186163	103.366956	87,580.8767
01/01/2020 to 12/31/2020	103.366956	104.430997	83,310.0790
A-8

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.078183	9.735655	549,081.3573
01/01/2012 to 12/31/2012	9.735655	10.869334	810,517.3895
01/01/2013 to 12/31/2013	10.869334	14.580492	727,240.1369
01/01/2014 to 12/31/2014	14.580492	16.149772	678,737.2611
01/01/2015 to 12/31/2015	16.149772	16.920211	606,825.7572
01/01/2016 to 12/31/2016	16.920211	17.651325	554,399.3953
01/01/2017 to 12/31/2017	17.651325	21.627224	501,900.2124
01/01/2018 to 12/31/2018	21.627224	20.773818	440,155.1194
01/01/2019 to 12/31/2019	20.773818	26.742170	399,007.0951
01/01/2020 to 12/31/2020	26.742170	32.545417	367,077.1430
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.868818	23.522724	88,744.5715
01/01/2012 to 12/31/2012	23.522724	26.496199	78,704.6115
01/01/2013 to 12/31/2013	26.496199	33.910186	64,121.9292
01/01/2014 to 12/31/2014	33.910186	36.516974	62,438.3972
01/01/2015 to 12/31/2015	36.516974	32.644245	61,112.4907
01/01/2016 to 12/31/2016	32.644245	37.032845	58,510.7615
01/01/2017 to 12/31/2017	37.032845	39.820499	53,686.7961
01/01/2018 to 12/31/2018	39.820499	35.137970	47,657.0058
01/01/2019 to 12/31/2019	35.137970	44.514283	45,478.9533
01/01/2020 to 12/31/2020	44.514283	47.057749	43,135.8074
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.113932	13.910583	190,749.5557
01/01/2012 to 12/31/2012	13.910583	16.136315	184,279.8003
01/01/2013 to 12/31/2013	16.136315	21.023179	197,420.4713
01/01/2014 to 12/31/2014	21.023179	23.379678	184,154.8335
01/01/2015 to 12/31/2015	23.379678	20.868641	177,664.3727
01/01/2016 to 12/31/2016	20.868641	23.198484	153,941.7477
01/01/2017 to 12/31/2017	23.198484	25.244402	141,143.2458
01/01/2018 to 12/31/2018	25.244402	21.496438	131,458.5037
01/01/2019 to 12/31/2019	21.496438	28.614894	113,028.4021
01/01/2020 to 12/31/2020	28.614894	28.865970	108,673.5262
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.729226	10.865912	543,315.5563
01/01/2013 to 12/31/2013	10.865912	10.189740	421,108.7642
01/01/2014 to 12/31/2014	10.189740	10.764236	312,403.5294
01/01/2015 to 12/31/2015	10.764236	10.617679	327,330.1225
01/01/2016 to 12/31/2016	10.617679	10.565643	335,245.3430
01/01/2017 to 12/31/2017	10.565643	10.647479	294,917.0090
01/01/2018 to 12/31/2018	10.647479	10.449715	288,824.2620
01/01/2019 to 12/31/2019	10.449715	11.032398	265,690.3887
01/01/2020 to 12/31/2020	11.032398	11.666889	192,273.0519
A-9

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.591377	14.875007	209,432.9522
01/01/2014 to 12/31/2014	14.875007	14.121177	199,720.4201
01/01/2015 to 12/31/2015	14.121177	13.568265	194,879.7020
01/01/2016 to 12/31/2016	13.568265	13.999304	191,218.0971
01/01/2017 to 12/31/2017	13.999304	18.547795	152,203.8292
01/01/2018 to 12/31/2018	18.547795	15.083529	159,970.4926
01/01/2019 to 12/31/2019	15.083529	19.615332	141,891.6341
01/01/2020 to 12/31/2020	19.615332	24.323433	122,227.5196
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.876070	7.472605	386,252.3170
01/01/2012 to 12/31/2012	7.472605	8.618659	353,598.1835
01/01/2013 to 04/26/2013	8.618659	8.927398	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.173286	9.992289	1,269,776.3444
01/01/2012 to 12/31/2012	9.992289	9.813061	801,494.1367
01/01/2013 to 12/31/2013	9.813061	9.637997	769,596.1508
01/01/2014 to 12/31/2014	9.637997	9.466058	699,057.8839
01/01/2015 to 12/31/2015	9.466058	9.297185	493,720.2646
01/01/2016 to 12/31/2016	9.297185	9.141565	739,051.8475
01/01/2017 to 12/31/2017	9.141565	9.035909	646,230.4400
01/01/2018 to 12/31/2018	9.035909	9.011288	778,067.4707
01/01/2019 to 12/31/2019	9.011288	9.016758	703,034.8138
01/01/2020 to 12/31/2020	9.016758	8.872482	614,656.0646
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.453089	13.682515	221,477.6474
01/01/2015 to 12/31/2015	13.682515	13.359733	112,542.2088
01/01/2016 to 12/31/2016	13.359733	13.715825	144,749.1078
01/01/2017 to 12/31/2017	13.715825	14.405732	87,478.1758
01/01/2018 to 12/31/2018	14.405732	13.777940	98,915.7758
01/01/2019 to 12/31/2019	13.777940	15.120346	60,250.4439
01/01/2020 to 12/31/2020	15.120346	16.263168	84,457.2227
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.792861	11.788574	3,510,889.3265
01/01/2012 to 12/31/2012	11.788574	12.840462	3,529,916.2348
01/01/2013 to 12/31/2013	12.840462	13.756466	2,668,087.1699
01/01/2014 to 04/25/2014	13.756466	13.852173	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.855988	11.631326	4,725,900.4726
01/01/2012 to 12/31/2012	11.631326	12.838561	4,570,484.6304
01/01/2013 to 12/31/2013	12.838561	14.403353	4,424,752.5194
01/01/2014 to 04/25/2014	14.403353	14.448906	0.0000
A-10

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.036313	14.390080	6,157,991.7590
01/01/2015 to 12/31/2015	14.390080	13.981661	5,143,383.4709
01/01/2016 to 12/31/2016	13.981661	14.568240	4,756,208.3968
01/01/2017 to 12/31/2017	14.568240	15.831892	3,966,386.7331
01/01/2018 to 12/31/2018	15.831892	14.863638	3,512,006.8071
01/01/2019 to 12/31/2019	14.863638	16.875273	3,195,165.9331
01/01/2020 to 12/31/2020	16.875273	18.402835	2,948,088.3661
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.639689	11.237801	8,951,697.6038
01/01/2012 to 12/31/2012	11.237801	12.573811	8,575,041.2148
01/01/2013 to 12/31/2013	12.573811	14.747678	7,989,347.3742
01/01/2014 to 04/25/2014	14.747678	14.749798	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.434587	14.910526	7,993,799.5486
01/01/2015 to 12/31/2015	14.910526	14.458852	7,116,766.6308
01/01/2016 to 12/31/2016	14.458852	15.209943	6,454,168.5542
01/01/2017 to 12/31/2017	15.209943	17.140160	5,867,506.7686
01/01/2018 to 12/31/2018	17.140160	15.801741	5,256,510.9606
01/01/2019 to 12/31/2019	15.801741	18.534365	4,926,257.7364
01/01/2020 to 12/31/2020	18.534365	20.724035	4,560,555.6101
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.527582	10.883780	6,560,061.0536
01/01/2012 to 12/31/2012	10.883780	12.368927	6,311,366.4411
01/01/2013 to 12/31/2013	12.368927	15.296509	6,577,951.3336
01/01/2014 to 04/25/2014	15.296509	15.215505	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.571990	9.236064	750,767.8937
01/01/2012 to 12/31/2012	9.236064	10.532994	681,382.8758
01/01/2013 to 04/26/2013	10.532994	11.324926	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.408551	14.969507	6,208,735.5670
01/01/2015 to 12/31/2015	14.969507	14.453064	6,075,120.9867
01/01/2016 to 12/31/2016	14.453064	15.350843	5,523,764.5600
01/01/2017 to 12/31/2017	15.350843	17.966920	4,994,745.1747
01/01/2018 to 12/31/2018	17.966920	16.213236	4,549,991.8670
01/01/2019 to 12/31/2019	16.213236	19.702479	4,011,907.0351
01/01/2020 to 12/31/2020	19.702479	22.561262	3,673,443.7876
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.339080	13.951958	157,147.4425
01/01/2012 to 12/31/2012	13.951958	15.288669	150,945.7771
01/01/2013 to 12/31/2013	15.288669	20.498259	145,939.0561
01/01/2014 to 12/31/2014	20.498259	20.469564	132,059.3174
01/01/2015 to 12/31/2015	20.469564	18.161276	125,547.1430
01/01/2016 to 12/31/2016	18.161276	21.877849	117,440.8023
01/01/2017 to 12/31/2017	21.877849	24.183224	103,095.3941
01/01/2018 to 12/31/2018	24.183224	20.562748	97,022.3006
01/01/2019 to 12/31/2019	20.562748	24.929656	94,701.5573
01/01/2020 to 12/31/2020	24.929656	25.948005	95,951.7259
A-11

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.094897	14.061559	24,896.1732
01/01/2012 to 12/31/2012	14.061559	16.281954	19,021.0035
01/01/2013 to 12/31/2013	16.281954	20.405601	23,893.2320
01/01/2014 to 12/31/2014	20.405601	18.699838	26,126.0389
01/01/2015 to 12/31/2015	18.699838	19.423236	30,145.8548
01/01/2016 to 12/31/2016	19.423236	20.188248	24,071.7557
01/01/2017 to 12/31/2017	20.188248	25.866578	23,745.9863
01/01/2018 to 12/31/2018	25.866578	20.179051	27,026.2813
01/01/2019 to 12/31/2019	20.179051	24.384360	23,862.6741
01/01/2020 to 12/31/2020	24.384360	26.053472	21,699.4830
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.749126	22.078608	46,939.0664
01/01/2017 to 12/31/2017	22.078608	25.764862	48,450.7489
01/01/2018 to 12/31/2018	25.764862	25.213359	38,458.3021
01/01/2019 to 12/31/2019	25.213359	32.352260	38,916.1185
01/01/2020 to 12/31/2020	32.352260	35.259699	40,166.5877
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.548973	16.396759	21,995.7415
01/01/2012 to 12/31/2012	16.396759	17.773798	26,838.9301
01/01/2013 to 12/31/2013	17.773798	23.167563	24,918.3094
01/01/2014 to 12/31/2014	23.167563	25.241683	25,462.4229
01/01/2015 to 12/31/2015	25.241683	24.729244	21,497.0540
01/01/2016 to 04/29/2016	24.729244	24.850964	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.369630	11.641659	1,011,730.6986
01/01/2012 to 12/31/2012	11.641659	12.885091	950,277.5952
01/01/2013 to 12/31/2013	12.885091	16.898436	862,396.1688
01/01/2014 to 12/31/2014	16.898436	18.330797	784,039.2342
01/01/2015 to 12/31/2015	18.330797	18.411859	721,017.1527
01/01/2016 to 12/31/2016	18.411859	19.376793	632,881.3683
01/01/2017 to 12/31/2017	19.376793	22.632977	571,172.7650
01/01/2018 to 12/31/2018	22.632977	22.171576	489,413.9902
01/01/2019 to 12/31/2019	22.171576	28.476903	400,359.4094
01/01/2020 to 12/31/2020	28.476903	31.066381	352,015.2437
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.489942	17.226997	104,959.7195
01/01/2014 to 12/31/2014	17.226997	18.759852	100,082.6764
01/01/2015 to 12/31/2015	18.759852	18.905012	89,294.7471
01/01/2016 to 12/31/2016	18.905012	19.525432	75,843.8349
01/01/2017 to 12/31/2017	19.525432	23.960265	64,046.0939
01/01/2018 to 12/31/2018	23.960265	22.141839	59,358.5226
01/01/2019 to 12/31/2019	22.141839	28.888222	53,742.4121
01/01/2020 to 12/31/2020	28.888222	37.276110	43,684.6494
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.117238	12.830735	120,368.8955
01/01/2012 to 12/31/2012	12.830735	13.359163	114,886.1979
01/01/2013 to 04/26/2013	13.359163	14.396828	0.0000
A-12

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.894387	11.708536	430,002.4357
01/01/2012 to 12/31/2012	11.708536	13.287480	492,148.5559
01/01/2013 to 12/31/2013	13.287480	17.844249	484,571.1445
01/01/2014 to 12/31/2014	17.844249	19.058273	433,207.8481
01/01/2015 to 12/31/2015	19.058273	20.691121	380,968.6759
01/01/2016 to 12/31/2016	20.691121	20.295634	365,295.8564
01/01/2017 to 12/31/2017	20.295634	27.308289	323,202.0921
01/01/2018 to 12/31/2018	27.308289	26.848924	259,222.3838
01/01/2019 to 12/31/2019	26.848924	34.938974	225,069.4844
01/01/2020 to 12/31/2020	34.938974	53.659855	231,016.6418
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.822517	7.388228	92,351.3319
01/01/2012 to 12/31/2012	7.388228	8.175281	90,207.3137
01/01/2013 to 04/26/2013	8.175281	8.774528	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.086054	7.832451	183,067.1810
01/01/2012 to 04/27/2012	7.832451	8.800013	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.809536	15.586135	172,783.1673
01/01/2012 to 12/31/2012	15.586135	15.855089	139,099.8399
01/01/2013 to 12/31/2013	15.855089	15.171972	74,893.2498
01/01/2014 to 12/31/2014	15.171972	15.714905	104,832.5930
01/01/2015 to 12/31/2015	15.714905	15.425862	87,396.1547
01/01/2016 to 12/31/2016	15.425862	15.466796	111,518.9431
01/01/2017 to 12/31/2017	15.466796	15.637896	110,110.0224
01/01/2018 to 12/31/2018	15.637896	15.281988	102,753.2234
01/01/2019 to 12/31/2019	15.281988	16.261603	95,322.6184
01/01/2020 to 12/31/2020	16.261603	17.070960	424,772.1398
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.444869	15.790359	38,888.9993
01/01/2012 to 12/31/2012	15.790359	18.184822	37,567.8496
01/01/2013 to 12/31/2013	18.184822	23.710385	39,509.1911
01/01/2014 to 12/31/2014	23.710385	25.432717	41,717.3134
01/01/2015 to 12/31/2015	25.432717	24.310190	50,689.4417
01/01/2016 to 12/31/2016	24.310190	28.671634	43,742.3770
01/01/2017 to 12/31/2017	28.671634	32.555673	49,032.0208
01/01/2018 to 12/31/2018	32.555673	28.274176	47,132.1579
01/01/2019 to 12/31/2019	28.274176	34.862102	42,152.1613
01/01/2020 to 12/31/2020	34.862102	38.712861	41,572.9264
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.037580	10.327221	51,740.3456
01/01/2012 to 12/31/2012	10.327221	11.961547	51,412.3752
01/01/2013 to 12/31/2013	11.961547	14.266681	48,708.3471
01/01/2014 to 12/31/2014	14.266681	13.125095	60,079.1378
01/01/2015 to 12/31/2015	13.125095	12.721950	54,498.6340
01/01/2016 to 12/31/2016	12.721950	12.616036	58,955.5923
01/01/2017 to 12/31/2017	12.616036	15.433067	78,130.5483
01/01/2018 to 12/31/2018	15.433067	13.015614	80,712.4383
01/01/2019 to 12/31/2019	13.015614	15.541783	76,558.4500
01/01/2020 to 12/31/2020	15.541783	16.411193	82,604.3963
A-13

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.736517	15.727087	35,946.3647
01/01/2012 to 12/31/2012	15.727087	17.907911	42,277.3969
01/01/2013 to 12/31/2013	17.907911	24.293548	45,200.4306
01/01/2014 to 12/31/2014	24.293548	24.988752	55,062.5462
01/01/2015 to 12/31/2015	24.988752	23.429556	54,385.1766
01/01/2016 to 12/31/2016	23.429556	27.826941	43,258.3917
01/01/2017 to 12/31/2017	27.826941	31.240082	42,028.5167
01/01/2018 to 12/31/2018	31.240082	27.241574	40,406.6098
01/01/2019 to 12/31/2019	27.241574	33.498718	40,927.8803
01/01/2020 to 12/31/2020	33.498718	39.235678	44,000.8491
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.510447	11.492700	364,952.2498
01/01/2012 to 12/31/2012	11.492700	13.030657	303,641.9255
01/01/2013 to 12/31/2013	13.030657	16.858533	371,734.3409
01/01/2014 to 12/31/2014	16.858533	18.730418	360,852.0887
01/01/2015 to 12/31/2015	18.730418	18.568010	264,816.7071
01/01/2016 to 12/31/2016	18.568010	20.316679	278,030.1178
01/01/2017 to 12/31/2017	20.316679	24.197045	282,900.1224
01/01/2018 to 12/31/2018	24.197045	22.619497	243,078.2074
01/01/2019 to 12/31/2019	22.619497	29.064543	216,673.5801
01/01/2020 to 12/31/2020	29.064543	33.639847	202,576.7121
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.811965	20.756199	129,233.7603
01/01/2014 to 12/31/2014	20.756199	22.539090	166,692.4695
01/01/2015 to 12/31/2015	22.539090	22.056313	168,045.1130
01/01/2016 to 12/31/2016	22.056313	24.716370	162,446.7805
01/01/2017 to 12/31/2017	24.716370	28.545114	150,571.7939
01/01/2018 to 12/31/2018	28.545114	25.162022	144,838.5054
01/01/2019 to 12/31/2019	25.162022	32.088995	124,251.3597
01/01/2020 to 12/31/2020	32.088995	32.667496	116,388.8357
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.803303	8.599289	259,249.7696
01/01/2012 to 12/31/2012	8.599289	9.620356	224,585.0002
01/01/2013 to 04/26/2013	9.620356	10.524851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.068260	23.747926	119,505.2549
01/01/2014 to 12/31/2014	23.747926	23.254168	109,502.6963
01/01/2015 to 12/31/2015	23.254168	22.926111	94,216.8883
01/01/2016 to 12/31/2016	22.926111	26.659045	84,634.7442
01/01/2017 to 12/31/2017	26.659045	30.240358	75,566.9975
01/01/2018 to 12/31/2018	30.240358	27.623231	66,557.3984
01/01/2019 to 12/31/2019	27.623231	35.108600	61,956.4099
01/01/2020 to 12/31/2020	35.108600	43.018014	55,951.1492
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.024065	13.977994	178,436.4345
01/01/2012 to 12/31/2012	13.977994	14.452926	167,787.7448
01/01/2013 to 04/26/2013	14.452926	15.651038	0.0000
A-14

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.444247	20.707934	166,484.6595
01/01/2014 to 12/31/2014	20.707934	22.133589	176,174.0102
01/01/2015 to 12/31/2015	22.133589	24.024065	207,625.1577
01/01/2016 to 12/31/2016	24.024065	23.956932	194,069.6210
01/01/2017 to 12/31/2017	23.956932	31.408174	180,375.0546
01/01/2018 to 12/31/2018	31.408174	30.488738	175,708.8452
01/01/2019 to 12/31/2019	30.488738	39.105028	168,316.5255
01/01/2020 to 12/31/2020	39.105028	52.478369	229,988.3272
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.655218	5.889901	421,512.8825
01/01/2012 to 12/31/2012	5.889901	6.485249	413,789.1663
01/01/2013 to 04/26/2013	6.485249	6.773144	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.651343	15.264514	100,967.4669
01/01/2012 to 12/31/2012	15.264514	15.377272	110,787.5642
01/01/2013 to 12/31/2013	15.377272	16.727253	68,924.5753
01/01/2014 to 12/31/2014	16.727253	13.336181	74,110.8328
01/01/2015 to 12/31/2015	13.336181	8.807343	92,814.3262
01/01/2016 to 12/31/2016	8.807343	12.433905	79,949.3711
01/01/2017 to 12/31/2017	12.433905	12.122223	89,389.3962
01/01/2018 to 12/31/2018	12.122223	8.469812	92,775.4730
01/01/2019 to 12/31/2019	8.469812	9.346090	105,218.8317
01/01/2020 to 12/31/2020	9.346090	11.122873	98,095.7615
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.518509	28.467128	174,530.6987
01/01/2017 to 12/31/2017	28.467128	30.178689	150,084.4596
01/01/2018 to 12/31/2018	30.178689	28.444730	131,540.0397
01/01/2019 to 12/31/2019	28.444730	31.914025	117,406.2674
01/01/2020 to 12/31/2020	31.914025	33.415977	111,401.3196
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.542192	23.128254	219,893.8399
01/01/2012 to 12/31/2012	23.128254	25.654361	214,780.1153
01/01/2013 to 12/31/2013	25.654361	27.207186	201,400.9415
01/01/2014 to 12/31/2014	27.207186	28.012247	182,924.3744
01/01/2015 to 12/31/2015	28.012247	26.914264	172,861.8385
01/01/2016 to 04/29/2016	26.914264	27.695839	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.080394	29.073825	25,841.5303
01/01/2017 to 12/31/2017	29.073825	30.836944	20,816.4316
01/01/2018 to 12/31/2018	30.836944	29.098007	19,848.8707
01/01/2019 to 12/31/2019	29.098007	32.664980	14,528.9626
01/01/2020 to 12/31/2020	32.664980	34.253659	13,709.5338
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.292535	12.491238	73,904.8937
01/01/2012 to 12/31/2012	12.491238	13.672498	61,376.5128
01/01/2013 to 12/31/2013	13.672498	13.618052	64,019.2717
01/01/2014 to 12/31/2014	13.618052	13.969333	77,835.6827
01/01/2015 to 12/31/2015	13.969333	13.520174	62,667.7243
01/01/2016 to 04/29/2016	13.520174	13.837231	0.0000
A-15

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.288453	16.841092	268,944.0108
01/01/2012 to 12/31/2012	16.841092	17.043155	254,635.0206
01/01/2013 to 12/31/2013	17.043155	16.587579	200,804.5790
01/01/2014 to 12/31/2014	16.587579	16.707126	195,468.5770
01/01/2015 to 12/31/2015	16.707126	16.459462	181,040.5173
01/01/2016 to 12/31/2016	16.459462	16.330939	181,832.4746
01/01/2017 to 12/31/2017	16.330939	16.309229	178,384.3189
01/01/2018 to 12/31/2018	16.309229	16.128436	202,829.6513
01/01/2019 to 12/31/2019	16.128436	16.756325	177,519.6861
01/01/2020 to 12/31/2020	16.756325	17.264935	147,914.6720
A-16

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.198697	10.532766	1,845,581.3520
01/01/2013 to 12/31/2013	10.532766	11.520955	1,922,115.2669
01/01/2014 to 12/31/2014	11.520955	12.171233	1,813,569.0144
01/01/2015 to 12/31/2015	12.171233	12.047422	1,658,247.6091
01/01/2016 to 12/31/2016	12.047422	12.282548	1,553,831.7663
01/01/2017 to 12/31/2017	12.282548	13.734327	1,388,620.7615
01/01/2018 to 12/31/2018	13.734327	12.573134	1,252,124.0619
01/01/2019 to 12/31/2019	12.573134	14.610049	1,122,367.8364
01/01/2020 to 12/31/2020	14.610049	15.252575	1,056,229.2589
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.836852	9.475085	4,291,432.4986
01/01/2012 to 12/31/2012	9.475085	10.585364	4,037,602.5993
01/01/2013 to 12/31/2013	10.585364	12.347940	4,099,671.7183
01/01/2014 to 12/31/2014	12.347940	12.887037	3,850,449.2433
01/01/2015 to 12/31/2015	12.887037	12.593002	3,551,027.7166
01/01/2016 to 12/31/2016	12.593002	13.361005	3,225,553.5123
01/01/2017 to 12/31/2017	13.361005	15.366105	2,908,282.6889
01/01/2018 to 12/31/2018	15.366105	14.468900	2,799,612.0399
01/01/2019 to 12/31/2019	14.468900	17.019664	2,650,195.5575
01/01/2020 to 12/31/2020	17.019664	19.356585	2,494,771.2765
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.356566	8.772532	2,102,886.8724
01/01/2012 to 12/31/2012	8.772532	10.027496	1,982,502.2891
01/01/2013 to 12/31/2013	10.027496	12.346139	1,851,845.6812
01/01/2014 to 12/31/2014	12.346139	12.926295	1,708,429.2231
01/01/2015 to 12/31/2015	12.926295	12.624971	1,614,788.1552
01/01/2016 to 12/31/2016	12.624971	13.537668	1,569,741.3117
01/01/2017 to 12/31/2017	13.537668	16.167443	1,767,981.0121
01/01/2018 to 12/31/2018	16.167443	14.991551	1,666,570.9097
01/01/2019 to 12/31/2019	14.991551	18.240810	1,555,538.2641
01/01/2020 to 12/31/2020	18.240810	20.988799	1,451,007.6919
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.154919	8.595309	1,344,515.0553
01/01/2012 to 12/31/2012	8.595309	9.930956	1,194,008.8336
01/01/2013 to 12/31/2013	9.930956	12.684406	1,015,882.4198
01/01/2014 to 12/31/2014	12.684406	13.504638	688,422.2148
01/01/2015 to 12/31/2015	13.504638	14.153010	601,920.5278
01/01/2016 to 12/31/2016	14.153010	15.195759	490,703.2406
01/01/2017 to 12/31/2017	15.195759	19.128010	432,787.9062
01/01/2018 to 12/31/2018	19.128010	18.728781	349,935.9306
01/01/2019 to 12/31/2019	18.728781	24.023256	311,822.7603
01/01/2020 to 12/31/2020	24.023256	35.848006	241,454.4878
A-17

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.080914	9.940216	2,636,644.5223
01/01/2012 to 12/31/2012	9.940216	10.841879	2,590,866.7994
01/01/2013 to 12/31/2013	10.841879	12.112423	2,379,435.5479
01/01/2014 to 12/31/2014	12.112423	12.646648	2,104,208.9805
01/01/2015 to 12/31/2015	12.646648	12.355551	1,957,894.9733
01/01/2016 to 12/31/2016	12.355551	13.012197	1,851,864.9112
01/01/2017 to 12/31/2017	13.012197	14.466527	1,651,334.1043
01/01/2018 to 12/31/2018	14.466527	13.749483	1,433,022.2499
01/01/2019 to 12/31/2019	13.749483	15.717439	1,317,090.4330
01/01/2020 to 12/31/2020	15.717439	17.476700	1,207,398.9784
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.130359	11.521583	2,333,873.7994
01/01/2013 to 12/31/2013	11.521583	10.954170	1,923,354.9837
01/01/2014 to 12/31/2014	10.954170	11.211254	1,803,967.0510
01/01/2015 to 12/31/2015	11.211254	9.977033	1,442,436.3994
01/01/2016 to 12/31/2016	9.977033	10.698538	1,272,166.7775
01/01/2017 to 12/31/2017	10.698538	11.561296	1,101,452.9086
01/01/2018 to 12/31/2018	11.561296	10.654507	997,010.1160
01/01/2019 to 12/31/2019	10.654507	12.573833	868,666.5926
01/01/2020 to 12/31/2020	12.573833	12.747965	811,746.4063
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.954140	10.262698	3,262,778.8453
01/01/2013 to 12/31/2013	10.262698	11.140953	3,455,195.7467
01/01/2014 to 12/31/2014	11.140953	11.612740	3,367,024.6781
01/01/2015 to 12/31/2015	11.612740	11.415986	3,121,350.9291
01/01/2016 to 12/31/2016	11.415986	11.732651	2,813,754.3242
01/01/2017 to 12/31/2017	11.732651	13.083641	2,501,219.3263
01/01/2018 to 12/31/2018	13.083641	11.949881	2,249,533.0359
01/01/2019 to 12/31/2019	11.949881	14.185827	2,029,315.6615
01/01/2020 to 12/31/2020	14.185827	14.561848	1,913,469.4926
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.177578	20.323542	212,336.0903
01/01/2012 to 12/31/2012	20.323542	23.307882	203,457.5504
01/01/2013 to 12/31/2013	23.307882	25.078819	162,701.3025
01/01/2014 to 12/31/2014	25.078819	25.494051	155,762.3475
01/01/2015 to 12/31/2015	25.494051	24.073973	188,356.7323
01/01/2016 to 12/31/2016	24.073973	27.003572	165,638.7150
01/01/2017 to 12/31/2017	27.003572	28.638306	152,408.3220
01/01/2018 to 12/31/2018	28.638306	27.371492	117,340.6286
01/01/2019 to 12/31/2019	27.371492	30.938035	97,194.1753
01/01/2020 to 12/31/2020	30.938035	32.731037	68,764.0281
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.461735	10.628642	1,142,277.0532
01/01/2012 to 12/31/2012	10.628642	12.210162	1,070,917.6956
01/01/2013 to 12/31/2013	12.210162	15.562098	1,003,466.7128
01/01/2014 to 12/31/2014	15.562098	16.094408	976,529.0955
01/01/2015 to 12/31/2015	16.094408	15.520856	898,403.1297
01/01/2016 to 12/31/2016	15.520856	16.645894	853,141.2595
01/01/2017 to 12/31/2017	16.645894	20.139654	738,351.1652
01/01/2018 to 12/31/2018	20.139654	17.823455	665,439.5319
01/01/2019 to 12/31/2019	17.823455	22.360991	612,616.5706
01/01/2020 to 12/31/2020	22.360991	26.166907	571,342.4003
A-18

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.981038	10.430094	3,112,615.6854
01/01/2013 to 12/31/2013	10.430094	11.738718	3,583,803.7247
01/01/2014 to 12/31/2014	11.738718	12.667006	3,284,814.3925
01/01/2015 to 12/31/2015	12.667006	11.956388	3,260,530.8171
01/01/2016 to 12/31/2016	11.956388	12.750893	3,051,165.5258
01/01/2017 to 12/31/2017	12.750893	14.849650	2,801,110.1298
01/01/2018 to 12/31/2018	14.849650	13.536803	2,945,906.9699
01/01/2019 to 12/31/2019	13.536803	16.461352	2,683,845.1955
01/01/2020 to 12/31/2020	16.461352	18.227785	2,437,583.5023
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.478914	15.656440	262,633.5484
01/01/2012 to 12/31/2012	15.656440	18.177905	240,951.5194
01/01/2013 to 12/31/2013	18.177905	23.694123	227,742.2052
01/01/2014 to 12/31/2014	23.694123	23.718022	211,742.6241
01/01/2015 to 12/31/2015	23.718022	22.079104	194,257.2078
01/01/2016 to 12/31/2016	22.079104	28.520132	163,890.0948
01/01/2017 to 12/31/2017	28.520132	31.352531	151,787.9990
01/01/2018 to 12/31/2018	31.352531	26.152137	144,355.2347
01/01/2019 to 12/31/2019	26.152137	33.143342	129,181.7467
01/01/2020 to 12/31/2020	33.143342	32.429135	126,885.0990
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.456715	9.966333	558,034.5419
01/01/2012 to 12/31/2012	9.966333	11.660563	466,500.5315
01/01/2013 to 12/31/2013	11.660563	10.903862	452,640.4430
01/01/2014 to 12/31/2014	10.903862	10.031008	468,185.0236
01/01/2015 to 12/31/2015	10.031008	8.508161	578,090.8443
01/01/2016 to 12/31/2016	8.508161	9.336201	508,846.7432
01/01/2017 to 12/31/2017	9.336201	11.791357	467,945.3730
01/01/2018 to 12/31/2018	11.791357	9.957627	425,535.2977
01/01/2019 to 12/31/2019	9.957627	11.832932	365,513.9441
01/01/2020 to 12/31/2020	11.832932	14.823476	254,609.4874
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.208891	10.248932	72,180.4264
01/01/2012 to 12/31/2012	10.248932	10.824756	81,489.9582
01/01/2013 to 12/31/2013	10.824756	11.061605	186,476.1946
01/01/2014 to 12/31/2014	11.061605	10.966157	211,282.5040
01/01/2015 to 12/31/2015	10.966157	10.701976	195,325.7074
01/01/2016 to 12/31/2016	10.701976	11.508315	185,347.2568
01/01/2017 to 12/31/2017	11.508315	11.742641	165,616.4103
01/01/2018 to 12/31/2018	11.742641	11.591122	134,109.9998
01/01/2019 to 12/31/2019	11.591122	12.208832	118,962.1677
01/01/2020 to 12/31/2020	12.208832	12.262285	101,124.4951
A-19

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987809	9.753794	37,183.5212
01/01/2012 to 12/31/2012	9.753794	10.020301	58,136.5523
01/01/2013 to 12/31/2013	10.020301	9.975715	320,862.1165
01/01/2014 to 12/31/2014	9.975715	9.921220	388,213.2182
01/01/2015 to 12/31/2015	9.921220	9.702965	457,633.5966
01/01/2016 to 12/31/2016	9.702965	9.848164	479,751.9689
01/01/2017 to 12/31/2017	9.848164	9.821338	443,054.8460
01/01/2018 to 12/31/2018	9.821338	9.706790	375,911.9943
01/01/2019 to 12/31/2019	9.706790	9.995579	361,784.8051
01/01/2020 to 12/31/2020	9.995579	10.045359	297,655.5996
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.160270	11.928070	85,239.8173
01/01/2012 to 12/31/2012	11.928070	13.414839	175,210.2113
01/01/2013 to 12/31/2013	13.414839	13.338870	79,337.4497
01/01/2014 to 12/31/2014	13.338870	13.276865	58,300.9684
01/01/2015 to 12/31/2015	13.276865	12.522582	46,621.9683
01/01/2016 to 12/31/2016	12.522582	12.431603	54,873.2519
01/01/2017 to 12/31/2017	12.431603	12.251928	52,042.3457
01/01/2018 to 12/31/2018	12.251928	12.177368	40,115.4833
01/01/2019 to 12/31/2019	12.177368	12.124010	46,509.7401
01/01/2020 to 12/31/2020	12.124010	11.226263	50,461.9460
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.072750	13.076104	113,388.9036
01/01/2012 to 12/31/2012	13.076104	16.211779	105,634.9231
01/01/2013 to 12/31/2013	16.211779	16.520134	120,497.6141
01/01/2014 to 12/31/2014	16.520134	18.414936	111,531.1870
01/01/2015 to 12/31/2015	18.414936	17.868635	100,686.1756
01/01/2016 to 12/31/2016	17.868635	17.738721	79,965.9156
01/01/2017 to 12/31/2017	17.738721	19.333840	80,454.1584
01/01/2018 to 12/31/2018	19.333840	17.380355	73,912.8146
01/01/2019 to 12/31/2019	17.380355	21.348207	63,585.2367
01/01/2020 to 12/31/2020	21.348207	19.954363	62,301.7113
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.646879	16.579144	449,696.2090
01/01/2012 to 12/31/2012	16.579144	21.087207	295,333.0442
01/01/2013 to 12/31/2013	21.087207	27.080001	352,769.6008
01/01/2014 to 12/31/2014	27.080001	25.107104	309,436.3043
01/01/2015 to 12/31/2015	25.107104	23.591232	261,454.1996
01/01/2016 to 12/31/2016	23.591232	25.115377	243,326.9073
01/01/2017 to 12/31/2017	25.115377	32.239119	212,214.4393
01/01/2018 to 12/31/2018	32.239119	24.119180	208,444.8698
01/01/2019 to 12/31/2019	24.119180	29.556221	194,730.9429
01/01/2020 to 12/31/2020	29.556221	30.574567	193,008.9763
A-20

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010680	1.046550	3,393,320.3342
01/01/2013 to 12/31/2013	1.046550	1.049106	3,585,601.3185
01/01/2014 to 12/31/2014	1.049106	1.090072	2,135,117.7495
01/01/2015 to 12/31/2015	1.090072	1.027660	1,801,334.4149
01/01/2016 to 12/31/2016	1.027660	1.129845	2,353,807.0346
01/01/2017 to 12/31/2017	1.129845	1.223161	2,026,700.5913
01/01/2018 to 12/31/2018	1.223161	1.126185	1,807,930.6555
01/01/2019 to 12/31/2019	1.126185	1.277658	1,084,265.3896
01/01/2020 to 12/31/2020	1.277658	1.384773	934,891.1003
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.184113	9.876117	329,908.2400
01/01/2012 to 12/31/2012	9.876117	11.518581	310,131.1776
01/01/2013 to 12/31/2013	11.518581	15.347858	340,088.2061
01/01/2014 to 12/31/2014	15.347858	16.510796	329,929.4960
01/01/2015 to 12/31/2015	16.510796	15.278501	272,706.8844
01/01/2016 to 12/31/2016	15.278501	17.636921	242,742.6648
01/01/2017 to 12/31/2017	17.636921	20.485749	207,554.6489
01/01/2018 to 12/31/2018	20.485749	17.708449	178,607.6176
01/01/2019 to 12/31/2019	17.708449	21.776497	169,999.4781
01/01/2020 to 12/31/2020	21.776497	21.321464	186,891.7976
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.661715	15.246982	184,600.9777
01/01/2012 to 12/31/2012	15.246982	17.739074	178,343.0383
01/01/2013 to 12/31/2013	17.739074	24.471397	149,419.5319
01/01/2014 to 12/31/2014	24.471397	25.988140	145,521.4093
01/01/2015 to 12/31/2015	25.988140	25.138346	136,596.6172
01/01/2016 to 12/31/2016	25.138346	27.568205	120,873.8144
01/01/2017 to 12/31/2017	27.568205	34.004978	103,635.2593
01/01/2018 to 12/31/2018	34.004978	30.434608	84,012.0071
01/01/2019 to 12/31/2019	30.434608	37.262435	79,962.2538
01/01/2020 to 12/31/2020	37.262435	57.484959	62,834.8978
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.120984	10.564513	518,293.7216
01/01/2014 to 12/31/2014	10.564513	10.926236	574,339.5610
01/01/2015 to 12/31/2015	10.926236	10.804739	690,540.7799
01/01/2016 to 12/31/2016	10.804739	10.870355	714,349.0489
01/01/2017 to 12/31/2017	10.870355	11.052567	754,883.9525
01/01/2018 to 12/31/2018	11.052567	10.878523	633,053.4221
01/01/2019 to 12/31/2019	10.878523	11.585313	576,062.5690
01/01/2020 to 12/31/2020	11.585313	12.300755	460,784.4711
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.300392	10.724159	484,715.9799
01/01/2012 to 12/31/2012	10.724159	11.071850	498,075.0031
01/01/2013 to 04/26/2013	11.071850	11.043124	0.0000
A-21

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012734	1.048594	595,461.4182
01/01/2013 to 12/31/2013	1.048594	1.145329	2,405,091.1984
01/01/2014 to 12/31/2014	1.145329	1.205777	3,484,051.3643
01/01/2015 to 12/31/2015	1.205777	1.197250	3,526,715.8549
01/01/2016 to 12/31/2016	1.197250	1.212451	3,703,456.5480
01/01/2017 to 12/31/2017	1.212451	1.392023	2,959,305.6440
01/01/2018 to 12/31/2018	1.392023	1.271347	2,966,874.3540
01/01/2019 to 12/31/2019	1.271347	1.462777	2,594,557.3601
01/01/2020 to 12/31/2020	1.462777	1.615495	2,801,216.3908
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996823	1.038973	103,589.6716
01/01/2015 to 12/31/2015	1.038973	1.012423	257,008.4638
01/01/2016 to 12/31/2016	1.012423	1.016230	259,670.8437
01/01/2017 to 12/31/2017	1.016230	1.155048	320,170.3352
01/01/2018 to 04/30/2018	1.155048	1.125675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.921756	12.528496	261,267.3683
01/01/2012 to 12/31/2012	12.528496	14.416084	243,391.2529
01/01/2013 to 12/31/2013	14.416084	16.617317	187,223.0412
01/01/2014 to 12/31/2014	16.617317	16.920561	315,058.8972
01/01/2015 to 12/31/2015	16.920561	16.856421	294,341.9832
01/01/2016 to 12/31/2016	16.856421	17.381346	244,094.5389
01/01/2017 to 12/31/2017	17.381346	21.035397	227,300.1855
01/01/2018 to 12/31/2018	21.035397	19.584392	204,671.2023
01/01/2019 to 12/31/2019	19.584392	24.578639	183,485.2250
01/01/2020 to 12/31/2020	24.578639	27.764436	181,039.0042
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.440526	7.560468	414,451.2122
01/01/2012 to 12/31/2012	7.560468	8.816804	409,387.9530
01/01/2013 to 12/31/2013	8.816804	12.633734	402,527.6846
01/01/2014 to 12/31/2014	12.633734	14.782210	604,196.1620
01/01/2015 to 12/31/2015	14.782210	13.960351	613,300.0917
01/01/2016 to 12/31/2016	13.960351	14.107032	562,251.8922
01/01/2017 to 12/31/2017	14.107032	16.439507	497,674.5968
01/01/2018 to 12/31/2018	16.439507	15.035283	433,902.8950
01/01/2019 to 12/31/2019	15.035283	18.284080	408,382.9715
01/01/2020 to 12/31/2020	18.284080	23.792288	330,487.9902
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	146.788850	133.563610	7,561.2698
01/01/2012 to 12/31/2012	133.563610	161.026092	7,408.2287
01/01/2013 to 12/31/2013	161.026092	204.087712	8,125.3225
01/01/2014 to 04/25/2014	204.087712	212.384108	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.608321	7.022114	0.0000
A-22

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.786819	11.263869	75,951.2114
01/01/2014 to 12/31/2014	11.263869	12.111669	426,111.4846
01/01/2015 to 12/31/2015	12.111669	11.774980	548,661.2728
01/01/2016 to 12/31/2016	11.774980	12.093488	508,883.4107
01/01/2017 to 12/31/2017	12.093488	13.752054	493,376.8403
01/01/2018 to 12/31/2018	13.752054	12.560227	184,216.0590
01/01/2019 to 12/31/2019	12.560227	15.044533	194,799.2086
01/01/2020 to 12/31/2020	15.044533	15.776027	217,174.2583
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.286492	12.553706	311,896.8896
01/01/2012 to 12/31/2012	12.553706	14.417451	303,554.8816
01/01/2013 to 12/31/2013	14.417451	16.921007	268,510.8346
01/01/2014 to 12/31/2014	16.921007	15.495135	281,968.5074
01/01/2015 to 12/31/2015	15.495135	14.978675	386,354.3356
01/01/2016 to 12/31/2016	14.978675	14.611887	386,619.7830
01/01/2017 to 12/31/2017	14.611887	18.429475	340,588.2485
01/01/2018 to 12/31/2018	18.429475	15.597047	291,175.1412
01/01/2019 to 12/31/2019	15.597047	19.695613	242,947.2540
01/01/2020 to 12/31/2020	19.695613	21.905112	168,859.8389
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999781	1.034159	13,609.7785
01/01/2015 to 12/31/2015	1.034159	0.962001	65,416.9257
01/01/2016 to 12/31/2016	0.962001	1.052040	358,019.8355
01/01/2017 to 12/31/2017	1.052040	1.165823	174,768.6500
01/01/2018 to 12/31/2018	1.165823	1.060121	161,653.7398
01/01/2019 to 12/31/2019	1.060121	1.272760	266,229.6024
01/01/2020 to 12/31/2020	1.272760	1.400903	248,640.4799
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.566288	14.839021	1,147,374.4821
01/01/2012 to 12/31/2012	14.839021	15.935720	1,104,195.2781
01/01/2013 to 12/31/2013	15.935720	14.228159	913,147.6301
01/01/2014 to 12/31/2014	14.228159	14.407427	785,635.2479
01/01/2015 to 12/31/2015	14.407427	13.737772	661,374.5059
01/01/2016 to 12/31/2016	13.737772	14.193534	584,640.4391
01/01/2017 to 12/31/2017	14.193534	14.453257	570,456.8539
01/01/2018 to 12/31/2018	14.453257	13.879957	501,140.3861
01/01/2019 to 12/31/2019	13.879957	14.789368	456,851.1965
01/01/2020 to 12/31/2020	14.789368	16.233876	447,646.5270
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.131354	16.379191	2,199,505.9997
01/01/2012 to 12/31/2012	16.379191	17.612171	2,063,278.4485
01/01/2013 to 12/31/2013	17.612171	17.000630	1,865,779.9282
01/01/2014 to 12/31/2014	17.000630	17.432118	1,636,945.8309
01/01/2015 to 12/31/2015	17.432118	17.156288	1,367,737.5455
01/01/2016 to 12/31/2016	17.156288	17.324603	1,246,836.0647
01/01/2017 to 12/31/2017	17.324603	17.817737	1,229,746.9414
01/01/2018 to 12/31/2018	17.817737	17.493087	1,097,198.0663
01/01/2019 to 12/31/2019	17.493087	18.672168	1,019,276.5613
01/01/2020 to 12/31/2020	18.672168	19.939367	1,011,102.3464
A-23

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215538	10.738134	21,510.3983
01/01/2014 to 12/31/2014	10.738134	11.480851	100,283.0940
01/01/2015 to 12/31/2015	11.480851	11.157230	144,172.5138
01/01/2016 to 12/31/2016	11.157230	11.481478	80,159.6682
01/01/2017 to 12/31/2017	11.481478	13.160991	160,441.3633
01/01/2018 to 04/30/2018	13.160991	12.579190	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010712	1.066681	248,559.2253
01/01/2013 to 12/31/2013	1.066681	1.155891	855,492.6101
01/01/2014 to 12/31/2014	1.155891	1.225580	1,291,733.1858
01/01/2015 to 12/31/2015	1.225580	1.195524	1,281,901.3323
01/01/2016 to 12/31/2016	1.195524	1.243060	1,299,737.7568
01/01/2017 to 12/31/2017	1.243060	1.398277	1,122,815.3127
01/01/2018 to 12/31/2018	1.398277	1.246292	2,642,721.8149
01/01/2019 to 12/31/2019	1.246292	1.490117	2,546,111.0014
01/01/2020 to 12/31/2020	1.490117	1.497307	2,225,623.8872
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.560613	11.498218	1,628,872.8606
01/01/2012 to 12/31/2012	11.498218	12.768225	1,861,336.5315
01/01/2013 to 12/31/2013	12.768225	14.190487	1,106,032.2462
01/01/2014 to 12/31/2014	14.190487	14.776889	983,976.9019
01/01/2015 to 12/31/2015	14.776889	14.256839	1,106,170.8116
01/01/2016 to 12/31/2016	14.256839	14.842093	986,072.1681
01/01/2017 to 12/31/2017	14.842093	16.923820	827,612.2291
01/01/2018 to 12/31/2018	16.923820	15.567926	790,674.0094
01/01/2019 to 12/31/2019	15.567926	18.325134	731,374.6580
01/01/2020 to 12/31/2020	18.325134	19.805733	717,752.3211
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.143167	10.733165	355,421.1251
01/01/2012 to 12/31/2012	10.733165	12.149667	361,903.6134
01/01/2013 to 12/31/2013	12.149667	14.117733	1,087,080.9617
01/01/2014 to 12/31/2014	14.117733	14.640983	1,068,142.6057
01/01/2015 to 12/31/2015	14.640983	14.075594	1,074,408.6675
01/01/2016 to 12/31/2016	14.075594	14.805146	1,013,485.9027
01/01/2017 to 12/31/2017	14.805146	17.431987	743,160.8630
01/01/2018 to 12/31/2018	17.431987	15.653310	706,253.9345
01/01/2019 to 12/31/2019	15.653310	18.862239	712,161.4000
01/01/2020 to 12/31/2020	18.862239	20.557313	658,395.8132
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.277737	45.607572	93,570.0980
01/01/2012 to 12/31/2012	45.607572	52.948759	85,965.8333
01/01/2013 to 12/31/2013	52.948759	69.708565	84,163.6157
01/01/2014 to 12/31/2014	69.708565	77.712882	93,273.0030
01/01/2015 to 12/31/2015	77.712882	73.736832	94,226.0087
01/01/2016 to 12/31/2016	73.736832	84.136378	59,502.7564
01/01/2017 to 12/31/2017	84.136378	96.838777	47,358.4854
01/01/2018 to 12/31/2018	96.838777	86.565567	49,780.0391
01/01/2019 to 12/31/2019	86.565567	107.781509	48,374.9397
01/01/2020 to 12/31/2020	107.781509	109.109688	40,133.0200
A-24

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.321049	9.990196	517,150.9386
01/01/2012 to 12/31/2012	9.990196	11.175965	494,742.3147
01/01/2013 to 12/31/2013	11.175965	15.021807	444,707.8351
01/01/2014 to 12/31/2014	15.021807	16.671898	406,427.2778
01/01/2015 to 12/31/2015	16.671898	17.502220	403,147.3546
01/01/2016 to 12/31/2016	17.502220	18.295040	419,495.6777
01/01/2017 to 12/31/2017	18.295040	22.460657	383,086.0111
01/01/2018 to 12/31/2018	22.460657	21.617822	345,047.3851
01/01/2019 to 12/31/2019	21.617822	27.884362	303,833.2988
01/01/2020 to 12/31/2020	27.884362	34.003583	260,716.8318
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.952252	23.648823	73,807.8948
01/01/2012 to 12/31/2012	23.648823	26.691850	70,191.4652
01/01/2013 to 12/31/2013	26.691850	34.228939	57,501.2402
01/01/2014 to 12/31/2014	34.228939	36.934034	45,490.3395
01/01/2015 to 12/31/2015	36.934034	33.083227	44,362.6880
01/01/2016 to 12/31/2016	33.083227	37.605994	41,251.2049
01/01/2017 to 12/31/2017	37.605994	40.517502	38,608.5310
01/01/2018 to 12/31/2018	40.517502	35.825051	32,946.3180
01/01/2019 to 12/31/2019	35.825051	45.475548	27,794.9063
01/01/2020 to 12/31/2020	45.475548	48.170467	27,586.9037
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.317038	14.125705	224,557.2869
01/01/2012 to 12/31/2012	14.125705	16.418830	198,291.4015
01/01/2013 to 12/31/2013	16.418830	21.434056	206,981.0138
01/01/2014 to 12/31/2014	21.434056	23.884333	164,016.6077
01/01/2015 to 12/31/2015	23.884333	21.361815	234,113.2309
01/01/2016 to 12/31/2016	21.361815	23.794257	213,888.7880
01/01/2017 to 12/31/2017	23.794257	25.944391	203,993.2875
01/01/2018 to 12/31/2018	25.944391	22.137023	149,354.3326
01/01/2019 to 12/31/2019	22.137023	29.526576	117,914.9202
01/01/2020 to 12/31/2020	29.526576	29.845467	75,272.7025
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.750877	10.902463	477,214.1632
01/01/2013 to 12/31/2013	10.902463	10.244493	393,625.4837
01/01/2014 to 12/31/2014	10.244493	10.843739	369,488.7291
01/01/2015 to 12/31/2015	10.843739	10.717518	346,207.0042
01/01/2016 to 12/31/2016	10.717518	10.686344	307,883.8788
01/01/2017 to 12/31/2017	10.686344	10.790616	274,716.8702
01/01/2018 to 12/31/2018	10.790616	10.611515	258,516.2140
01/01/2019 to 12/31/2019	10.611515	11.225648	282,618.4746
01/01/2020 to 12/31/2020	11.225648	11.895081	343,732.3077
A-25

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	9.064514	9.933979	529,720.9944
01/01/2014 to 12/31/2014	9.933979	9.449439	415,273.8837
01/01/2015 to 12/31/2015	9.449439	9.097637	327,948.8246
01/01/2016 to 12/31/2016	9.097637	9.405442	266,648.0848
01/01/2017 to 12/31/2017	9.405442	12.486203	225,661.4082
01/01/2018 to 12/31/2018	12.486203	10.174561	206,517.8560
01/01/2019 to 12/31/2019	10.174561	13.257959	170,542.4360
01/01/2020 to 12/31/2020	13.257959	16.473159	140,263.4408
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.923930	7.527931	748,738.6029
01/01/2012 to 12/31/2012	7.527931	8.699940	660,430.1085
01/01/2013 to 04/26/2013	8.699940	9.017323	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.418325	10.253403	1,161,425.3883
01/01/2012 to 12/31/2012	10.253403	10.089764	919,864.3212
01/01/2013 to 12/31/2013	10.089764	9.929608	930,600.7115
01/01/2014 to 12/31/2014	9.929608	9.771994	791,234.0973
01/01/2015 to 12/31/2015	9.771994	9.616882	660,889.0832
01/01/2016 to 12/31/2016	9.616882	9.474845	724,001.7368
01/01/2017 to 12/31/2017	9.474845	9.384038	593,542.2110
01/01/2018 to 12/31/2018	9.384038	9.377309	535,361.8286
01/01/2019 to 12/31/2019	9.377309	9.401787	524,950.5351
01/01/2020 to 12/31/2020	9.401787	9.269926	507,439.9552
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.698319	13.950796	115,740.2404
01/01/2015 to 12/31/2015	13.950796	13.648964	39,575.4149
01/01/2016 to 12/31/2016	13.648964	14.040820	69,275.3430
01/01/2017 to 12/31/2017	14.040820	14.776512	66,689.6479
01/01/2018 to 12/31/2018	14.776512	14.161020	42,300.4148
01/01/2019 to 12/31/2019	14.161020	15.571860	60,523.5039
01/01/2020 to 12/31/2020	15.571860	16.782426	90,906.4823
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.939096	11.958591	2,142,166.2253
01/01/2012 to 12/31/2012	11.958591	13.051863	2,116,973.2366
01/01/2013 to 12/31/2013	13.051863	14.010940	1,711,001.0004
01/01/2014 to 04/25/2014	14.010940	14.117312	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003012	11.799088	3,602,458.2586
01/01/2012 to 12/31/2012	11.799088	13.049943	3,404,395.6274
01/01/2013 to 12/31/2013	13.049943	14.669803	3,215,638.7069
01/01/2014 to 04/25/2014	14.669803	14.725478	0.0000
A-26

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.292191	14.672253	4,471,162.5533
01/01/2015 to 12/31/2015	14.672253	14.284376	4,024,961.7907
01/01/2016 to 12/31/2016	14.284376	14.913452	3,675,505.0495
01/01/2017 to 12/31/2017	14.913452	16.239397	3,253,995.4466
01/01/2018 to 12/31/2018	16.239397	15.276927	2,835,888.2586
01/01/2019 to 12/31/2019	15.276927	17.379216	2,497,547.3840
01/01/2020 to 12/31/2020	17.379216	18.990436	2,296,044.6191
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.784043	11.399904	6,200,509.7628
01/01/2012 to 12/31/2012	11.399904	12.780853	5,887,433.9949
01/01/2013 to 12/31/2013	12.780853	15.020517	5,662,973.2035
01/01/2014 to 04/25/2014	15.020517	15.032150	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.697744	15.202924	5,387,842.7532
01/01/2015 to 12/31/2015	15.202924	14.771918	4,758,345.0008
01/01/2016 to 12/31/2016	14.771918	15.570381	4,317,837.8815
01/01/2017 to 12/31/2017	15.570381	17.581357	3,923,268.2547
01/01/2018 to 12/31/2018	17.581357	16.241134	3,627,600.1621
01/01/2019 to 12/31/2019	16.241134	19.087875	3,306,981.2163
01/01/2020 to 12/31/2020	19.087875	21.385776	2,956,231.0939
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.670563	11.040799	4,536,961.1692
01/01/2012 to 12/31/2012	11.040799	12.572620	4,276,638.6692
01/01/2013 to 12/31/2013	12.572620	15.579528	4,679,471.5785
01/01/2014 to 04/25/2014	15.579528	15.506799	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.623600	9.304422	932,497.8537
01/01/2012 to 12/31/2012	9.304422	10.632302	791,021.1921
01/01/2013 to 04/26/2013	10.632302	11.438970	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.671265	15.263092	4,643,460.1733
01/01/2015 to 12/31/2015	15.263092	14.766037	4,377,886.5972
01/01/2016 to 12/31/2016	14.766037	15.714653	4,181,086.0951
01/01/2017 to 12/31/2017	15.714653	18.429430	3,862,884.9980
01/01/2018 to 12/31/2018	18.429430	16.664108	3,622,231.6096
01/01/2019 to 12/31/2019	16.664108	20.290920	3,218,684.2436
01/01/2020 to 12/31/2020	20.290920	23.281720	2,692,683.2837
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.660430	14.316621	138,318.0041
01/01/2012 to 12/31/2012	14.316621	15.719850	130,875.3804
01/01/2013 to 12/31/2013	15.719850	21.118530	124,227.6055
01/01/2014 to 12/31/2014	21.118530	21.131208	98,607.1212
01/01/2015 to 12/31/2015	21.131208	18.785869	77,553.5257
01/01/2016 to 12/31/2016	18.785869	22.675559	70,917.1078
01/01/2017 to 12/31/2017	22.675559	25.115015	64,669.2719
01/01/2018 to 12/31/2018	25.115015	21.398067	57,213.5149
01/01/2019 to 12/31/2019	21.398067	25.994304	52,351.0369
01/01/2020 to 12/31/2020	25.994304	27.110472	54,615.0984
A-27

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.169192	14.150930	42,389.3668
01/01/2012 to 12/31/2012	14.150930	16.418403	26,180.6012
01/01/2013 to 12/31/2013	16.418403	20.617768	26,973.7432
01/01/2014 to 12/31/2014	20.617768	18.932119	35,126.5611
01/01/2015 to 12/31/2015	18.932119	19.703879	47,753.9719
01/01/2016 to 12/31/2016	19.703879	20.520943	42,502.3497
01/01/2017 to 12/31/2017	20.520943	26.345304	43,710.9992
01/01/2018 to 12/31/2018	26.345304	20.593947	42,750.8972
01/01/2019 to 12/31/2019	20.593947	24.935526	37,394.4540
01/01/2020 to 12/31/2020	24.935526	26.695853	32,863.7951
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.348644	22.717309	94,872.8872
01/01/2017 to 12/31/2017	22.717309	26.563097	93,371.6635
01/01/2018 to 12/31/2018	26.563097	26.046865	77,332.2939
01/01/2019 to 12/31/2019	26.046865	33.488665	67,669.3050
01/01/2020 to 12/31/2020	33.488665	36.571527	67,863.6877
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.152803	16.994843	19,180.1518
01/01/2012 to 12/31/2012	16.994843	18.459187	17,350.7569
01/01/2013 to 12/31/2013	18.459187	24.109085	16,277.9677
01/01/2014 to 12/31/2014	24.109085	26.320086	15,332.1857
01/01/2015 to 12/31/2015	26.320086	25.837392	15,367.1553
01/01/2016 to 04/29/2016	25.837392	25.981652	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.667599	11.945921	826,579.3817
01/01/2012 to 12/31/2012	11.945921	13.248456	700,888.4385
01/01/2013 to 12/31/2013	13.248456	17.409738	600,590.1574
01/01/2014 to 12/31/2014	17.409738	18.923249	532,694.4722
01/01/2015 to 12/31/2015	18.923249	19.044988	543,351.0771
01/01/2016 to 12/31/2016	19.044988	20.083227	465,691.3169
01/01/2017 to 12/31/2017	20.083227	23.504930	425,118.6651
01/01/2018 to 12/31/2018	23.504930	23.072132	333,469.3612
01/01/2019 to 12/31/2019	23.072132	29.692882	265,124.0444
01/01/2020 to 12/31/2020	29.692882	32.457984	199,307.7204
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.753325	17.563771	94,505.6784
01/01/2014 to 12/31/2014	17.563771	19.164892	93,381.6377
01/01/2015 to 12/31/2015	19.164892	19.351862	72,951.4773
01/01/2016 to 12/31/2016	19.351862	20.026964	69,484.5156
01/01/2017 to 12/31/2017	20.026964	24.624744	60,638.0470
01/01/2018 to 12/31/2018	24.624744	22.801743	55,183.9045
01/01/2019 to 12/31/2019	22.801743	29.808748	48,554.0036
01/01/2020 to 12/31/2020	29.808748	38.541119	44,071.6046
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.307007	13.029205	110,892.0865
01/01/2012 to 12/31/2012	13.029205	13.593123	113,318.3026
01/01/2013 to 04/26/2013	13.593123	14.658279	0.0000
A-28

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.126850	11.961220	464,938.4878
01/01/2012 to 12/31/2012	11.961220	13.601550	503,657.9198
01/01/2013 to 12/31/2013	13.601550	18.302575	434,074.2684
01/01/2014 to 12/31/2014	18.302575	19.586920	387,843.2866
01/01/2015 to 12/31/2015	19.586920	21.307636	322,251.3773
01/01/2016 to 12/31/2016	21.307636	20.942211	302,668.0330
01/01/2017 to 12/31/2017	20.942211	28.234472	242,141.0940
01/01/2018 to 12/31/2018	28.234472	27.815447	199,153.3722
01/01/2019 to 12/31/2019	27.815447	36.269188	178,749.1838
01/01/2020 to 12/31/2020	36.269188	55.814482	142,203.9517
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.872314	7.450121	43,785.0402
01/01/2012 to 12/31/2012	7.450121	8.260356	39,057.8375
01/01/2013 to 04/26/2013	8.260356	8.871479	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.280910	8.037222	128,040.6046
01/01/2012 to 04/27/2012	8.037222	9.035962	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.173825	16.001403	153,515.7808
01/01/2012 to 12/31/2012	16.001403	16.310287	237,160.0269
01/01/2013 to 12/31/2013	16.310287	15.638812	198,797.9322
01/01/2014 to 12/31/2014	15.638812	16.230879	188,191.8210
01/01/2015 to 12/31/2015	16.230879	15.964250	214,374.9806
01/01/2016 to 12/31/2016	15.964250	16.038659	230,701.8258
01/01/2017 to 12/31/2017	16.038659	16.248460	247,256.0399
01/01/2018 to 12/31/2018	16.248460	15.910625	222,699.8444
01/01/2019 to 12/31/2019	15.910625	16.964428	216,078.5348
01/01/2020 to 12/31/2020	16.964428	17.844511	218,407.0410
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.793842	16.157675	79,313.0679
01/01/2012 to 12/31/2012	16.157675	18.645282	77,114.2958
01/01/2013 to 12/31/2013	18.645282	24.359398	73,845.4134
01/01/2014 to 12/31/2014	24.359398	26.181194	69,468.9866
01/01/2015 to 12/31/2015	26.181194	25.075747	65,776.7335
01/01/2016 to 12/31/2016	25.075747	29.633721	65,627.8255
01/01/2017 to 12/31/2017	29.633721	33.715240	60,015.3953
01/01/2018 to 12/31/2018	33.715240	29.340250	49,620.3330
01/01/2019 to 12/31/2019	29.340250	36.248996	42,448.0828
01/01/2020 to 12/31/2020	36.248996	40.333758	38,168.3819
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.333790	10.602515	103,394.5704
01/01/2012 to 12/31/2012	10.602515	12.305116	92,277.7979
01/01/2013 to 12/31/2013	12.305116	14.705830	88,090.2287
01/01/2014 to 12/31/2014	14.705830	13.556208	91,698.3107
01/01/2015 to 12/31/2015	13.556208	13.166143	127,489.1035
01/01/2016 to 12/31/2016	13.166143	13.082675	125,927.1617
01/01/2017 to 12/31/2017	13.082675	16.035829	119,623.3283
01/01/2018 to 12/31/2018	16.035829	13.551212	114,108.5473
01/01/2019 to 12/31/2019	13.551212	16.213725	105,456.3848
01/01/2020 to 12/31/2020	16.213725	17.155097	108,203.1773
A-29

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.148383	16.146327	114,281.1689
01/01/2012 to 12/31/2012	16.146327	18.422276	78,697.5928
01/01/2013 to 12/31/2013	18.422276	25.041316	138,950.8715
01/01/2014 to 12/31/2014	25.041316	25.809501	101,725.8521
01/01/2015 to 12/31/2015	25.809501	24.247567	153,022.3305
01/01/2016 to 12/31/2016	24.247567	28.856113	141,188.6117
01/01/2017 to 12/31/2017	28.856113	32.460147	138,231.2455
01/01/2018 to 12/31/2018	32.460147	28.362526	99,146.9580
01/01/2019 to 12/31/2019	28.362526	34.946959	76,868.5625
01/01/2020 to 12/31/2020	34.946959	41.014077	36,417.5496
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.748324	11.751302	286,897.5958
01/01/2012 to 12/31/2012	11.751302	13.347990	244,264.9301
01/01/2013 to 12/31/2013	13.347990	17.300179	226,003.6786
01/01/2014 to 12/31/2014	17.300179	19.255728	274,056.3891
01/01/2015 to 12/31/2015	19.255728	19.123163	266,831.6433
01/01/2016 to 12/31/2016	19.123163	20.961805	267,377.2644
01/01/2017 to 12/31/2017	20.961805	25.010210	261,014.0888
01/01/2018 to 12/31/2018	25.010210	23.422030	194,904.2335
01/01/2019 to 12/31/2019	23.422030	30.149953	176,003.3162
01/01/2020 to 12/31/2020	30.149953	34.959155	162,757.9270
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.346666	21.408098	248,755.5923
01/01/2014 to 12/31/2014	21.408098	23.293524	135,771.0417
01/01/2015 to 12/31/2015	23.293524	22.840233	120,529.0710
01/01/2016 to 12/31/2016	22.840233	25.646065	128,640.0348
01/01/2017 to 12/31/2017	25.646065	29.677927	125,751.2113
01/01/2018 to 12/31/2018	29.677927	26.213290	90,352.7092
01/01/2019 to 12/31/2019	26.213290	33.496589	79,715.4496
01/01/2020 to 12/31/2020	33.496589	34.168971	78,002.1696
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.850782	8.662946	462,832.5598
01/01/2012 to 12/31/2012	8.662946	9.711073	580,819.1858
01/01/2013 to 04/26/2013	9.711073	10.630851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.179191	20.176973	79,647.6518
01/01/2014 to 12/31/2014	20.176973	19.797033	73,420.9722
01/01/2015 to 12/31/2015	19.797033	19.556829	57,578.0426
01/01/2016 to 12/31/2016	19.556829	22.786677	48,679.4183
01/01/2017 to 12/31/2017	22.786677	25.899379	43,186.9899
01/01/2018 to 12/31/2018	25.899379	23.705606	36,453.5443
01/01/2019 to 12/31/2019	23.705606	30.189687	33,376.2387
01/01/2020 to 12/31/2020	30.189687	37.065184	26,895.5198
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.351926	14.311582	93,511.0641
01/01/2012 to 12/31/2012	14.311582	14.827643	91,660.6118
01/01/2013 to 04/26/2013	14.827643	16.067029	0.0000
A-30

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	7.004515	8.832540	330,613.1298
01/01/2014 to 12/31/2014	8.832540	9.459526	272,764.4471
01/01/2015 to 12/31/2015	9.459526	10.288041	325,124.8726
01/01/2016 to 12/31/2016	10.288041	10.279831	377,131.9248
01/01/2017 to 12/31/2017	10.279831	13.504012	332,045.2566
01/01/2018 to 12/31/2018	13.504012	13.135104	297,399.1813
01/01/2019 to 12/31/2019	13.135104	16.880884	265,918.9032
01/01/2020 to 12/31/2020	16.880884	22.699342	208,746.3513
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.815663	6.043953	239,925.5071
01/01/2012 to 12/31/2012	6.043953	6.668266	244,215.1087
01/01/2013 to 04/26/2013	6.668266	6.968715	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.732453	15.361565	104,300.6714
01/01/2012 to 12/31/2012	15.361565	15.506197	117,500.0134
01/01/2013 to 12/31/2013	15.506197	16.901273	83,365.2180
01/01/2014 to 12/31/2014	16.901273	13.501963	86,504.6299
01/01/2015 to 12/31/2015	13.501963	8.934732	80,290.3614
01/01/2016 to 12/31/2016	8.934732	12.638993	62,421.6116
01/01/2017 to 12/31/2017	12.638993	12.346767	65,261.5681
01/01/2018 to 12/31/2018	12.346767	8.644100	62,452.1042
01/01/2019 to 12/31/2019	8.644100	9.557503	63,396.1948
01/01/2020 to 12/31/2020	9.557503	11.397311	51,912.9324
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.728516	29.758273	129,993.3845
01/01/2017 to 12/31/2017	29.758273	31.610434	117,064.6110
01/01/2018 to 12/31/2018	31.610434	29.854206	102,597.5374
01/01/2019 to 12/31/2019	29.854206	33.562451	92,912.0372
01/01/2020 to 12/31/2020	33.562451	35.212531	89,032.1591
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.084982	23.732450	169,109.3782
01/01/2012 to 12/31/2012	23.732450	26.377521	172,572.3148
01/01/2013 to 12/31/2013	26.377521	28.030120	151,059.2293
01/01/2014 to 12/31/2014	28.030120	28.917307	138,948.4516
01/01/2015 to 12/31/2015	28.917307	27.839496	127,479.1355
01/01/2016 to 04/29/2016	27.839496	28.666781	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.315106	30.392485	28,294.8075
01/01/2017 to 12/31/2017	30.392485	32.299917	26,906.6614
01/01/2018 to 12/31/2018	32.299917	30.539851	21,960.7784
01/01/2019 to 12/31/2019	30.539851	34.352191	18,976.6587
01/01/2020 to 12/31/2020	34.352191	36.095246	18,522.7400
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.353553	12.578305	43,228.5500
01/01/2012 to 12/31/2012	12.578305	13.795504	66,664.2473
01/01/2013 to 12/31/2013	13.795504	13.768082	44,296.4677
01/01/2014 to 12/31/2014	13.768082	14.151507	58,550.8101
01/01/2015 to 12/31/2015	14.151507	13.723918	58,207.4665
01/01/2016 to 04/29/2016	13.723918	14.054991	0.0000
A-31

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.824014	17.429548	188,245.4498
01/01/2012 to 12/31/2012	17.429548	17.674177	181,523.1922
01/01/2013 to 12/31/2013	17.674177	17.236178	165,487.1999
01/01/2014 to 12/31/2014	17.236178	17.395157	142,531.7202
01/01/2015 to 12/31/2015	17.395157	17.171609	111,048.5874
01/01/2016 to 12/31/2016	17.171609	17.071639	108,310.8239
01/01/2017 to 12/31/2017	17.071639	17.082986	102,468.2414
01/01/2018 to 12/31/2018	17.082986	16.927627	110,687.4487
01/01/2019 to 12/31/2019	16.927627	17.621838	102,745.9165
01/01/2020 to 12/31/2020	17.621838	18.193168	194,068.4791
Discontinued Investment Portfolios.
The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).
Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).
Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Met Investors Series Trust: American Funds® International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B);
•	Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);
•	Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS® Value Portfolio (Class B);
•	Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);
•	Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);
•	Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B); and
•	Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).
Effective as of April 28, 2014:
A-32

APPENDIX A
Condensed Financial Information (continued)
•	Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B);
•	Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);
•	Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);
•	Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and
•	Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).
Effective as of May 1, 2016:
•	Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and
•	Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.
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APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
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Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
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Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
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APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044
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				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).
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12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.
				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).
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APPENDIX D
GMIB Plus I Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit Plus (GMIB Plus I). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalities.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
         (Based on the date a contract was issued with the GMIB Plus I rider, the annual increase rate may be higher than 5%. See “Living Benefits — Guaranteed Income Benefits.”)
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of
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the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges — “the Annual Increase Amount”) is the value upon which future income payments can be based.

         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(3) The Highest Anniversary Value (“HAV”)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial
Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus I rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional Purchase Payments made. The Highest Anniversary
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Value line is the value upon which future income payments can be based.

Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus I rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)
         Assume the Owner chooses to exercise the GMIB Plus I rider at the 21st contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 270% of the total Purchase Payments, which equals $270,000. Because the Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($270,000) is used as the Income Base. The Income Base of $270,000 is applied to the GMIB Annuity Table. This yields Annuity Payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 81, the Income Base of $270,000 would yield monthly payments of $1,607; if the Owner were age 86, the Income Base of $270,000 would yield monthly payments of $1,877.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus I may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only
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within a 30 day period following the contract anniversary.

         With the GMIB Plus I, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB Plus I, you will have paid for the GMIB Plus I although it was never used.

(5)	The Guaranteed Principal Option
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus I rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus I allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step Up: Automatic Annual Step-Up
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and
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(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus I remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus I rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

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APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee II rider. Examples D through K are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee II
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal on or after the contract anniversary following the date the contract Owner reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be
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$6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 × 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 × 5%).
If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 × 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 × 5%).
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If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 × 5%).

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)
Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually on each contract anniversary, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).
At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than
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$159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).
D.    Enhanced GWB — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
E.    Enhanced GWB — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
F.    Enhanced GWB — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
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2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
G.    Enhanced GWB — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
H.    Enhanced GWB — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

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2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

I.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.
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The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

J.    Enhanced GWB — How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.
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K.    Enhanced GWB — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

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APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 10/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
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Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	10/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 10/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	10/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
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BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUS DATED APRIL 30, 2021
For contracts issued on or after September 14, 2009, this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Class L-4 Year (issued between November 22, 2004 and October 7, 2011) variable annuity contract issued by Brighthouse Life Insurance Company of NY (“we” or “us”). This supplement provides information in addition to that contained in the prospectus dated April 30, 2021 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy.
Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.
Annuity Date
In the “ANNUITY PAYMENTS (THE INCOME PHASE) — Annuity Date” section of the prospectus, replace the second and third paragraphs with the following:
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see “Other Information — Annuitant” for the definition of Annuitant and permitted changes of the Annuitant).
Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have elected a living benefit rider such as the Enhanced Guaranteed Withdrawal Benefit, GMIB Max I, Guaranteed Minimum Income Benefit Plus III, or Guaranteed Minimum Income Benefit Plus I, and the rider continues in effect at the time of annuitization, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the GMIB Max I, Guaranteed Minimum Income Benefit Plus III, or Guaranteed Minimum Income Benefit Plus I riders) that may also be provided by the rider. For the Enhanced Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See “Living Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit — Enhanced Guaranteed Withdrawal Benefit and Annuitization” in the prospectus.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
Telephone: 888-243-1932
SUPP-MLNYL0421

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company of NY
and
Brighthouse Variable Annuity Account B
Class L
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY (Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 60 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice.

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
1

Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.
To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 87 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
2

TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................23
Accumulation Phase........................................................17
Accumulation Unit..........................................................22
Annual Benefit Payment......................................54 and 61
Annuitant........................................................................86
Annuity Date..................................................................38
Annuity Options.............................................................39
Annuity Payments...........................................................38
Annuity Service Center......................................................8
Annuity Units..................................................................39
Beneficiary......................................................................86
Benefit Base.....................................................................60
Business Day...................................................................19
Contract Year......................................................18 and 44
Fixed Account.................................................................17
Free Look........................................................................22
Good Order....................................................................84
Guaranteed Accumulation Amount.................................65
Guaranteed Withdrawal Amount....................................61
GWB Withdrawal Rate...................................................61
Income Base....................................................................45
Income Phase..................................................................17
Investment Portfolios......................................................24
Joint Owners...................................................................86
Owner.............................................................................86
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................52
Separate Account............................................................82
Total Guaranteed Withdrawal Amount...........................52
5

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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
7

Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company of NY
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
8

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes may also be deducted. New York does not currently assess premium taxes on Purchase Payments.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	5
3 and thereafter	0
Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
9

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge	1.35%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.60%

Death Benefit Rider Charges (Optional) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up Death Benefit	0.20%

Total Separate Account Annual Expenses Including Charge for Optional Death Benefit	1.80%

Note 1. An account fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. For contracts issued before May 1, 2003, the Mortality and Expense Charge is 1.45%. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
10

Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.95%

GMIB — maximum charge	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”) Charges for riders may vary depending on your Contract issue date and the specific benefits elected. Additional information describing the rider charges in effect for when your Contract was issued, and that will enable you to determine the applicable charges, is available in the section of the Prospectus titled “Expenses.”
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus I rider charge may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may decrease with certain withdrawals. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
11

Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit (GMAB) Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))
GMAB — maximum charge	0.75%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
12

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Portfolio	0.32%	0.55%	0.05%	—	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
13

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.06%	0.01%	0.62%	—	0.62%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.08%	0.01%	0.69%	—	0.69%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.07%	0.01%	0.63%	—	0.63%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,219	$1,973	$2,567	$5,354
minimum	$1,143	$1,751	$2,205	$4,687

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$519	$1,523	$2,567	$5,354
minimum	$443	$1,301	$2,205	$4,687

Chart 2. Chart 2 assumes that you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,019	$1,364	$1,534	$3,202
minimum	$ 943	$1,136	$1,155	$2,451

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$319	$914	$1,534	$3,202
minimum	$243	$686	$1,155	$2,451
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
Except as described below, the contract also contains a Fixed Account option. The Fixed Account offers an interest rate that is guaranteed by us. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
This prospectus describes all material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice (a guaranteed account option is available in connection with an Enhanced Dollar Cost Averaging program during the Accumulation Phase, and a fixed Annuity Payment option is available during the Income Phase). All references in this prospectus to investments in or transfers into the Fixed Account shall only apply to contracts issued prior to May 1, 2003.
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
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All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $10,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if, at the time the termination would otherwise occur, the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
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Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the Guaranteed Minimum Income Benefit Plus (GMIB Plus I) or Lifetime Withdrawal Guarantee II (LWG II) riders, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation Restrictions for Certain Riders.”
If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I” (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
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Investment Allocation Restrictions for Certain Riders
Allocation. If you elect the GMIB Plus I or the Lifetime Withdrawal Guarantee II, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Ultra-Short Term Bond Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds® Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or account value to Platform 1 portfolios and you may allocate up to 85% of purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management U.S. Government Portfolio
Platform 2
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
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Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase
Payments or transfer requests that do not comply with the above limitations.
Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
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Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Jennison Growth Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
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2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
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INVESTMENT OPTIONS
The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company of NY, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
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Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract
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resulting from the performance of the Investment Portfolios you have chosen.
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
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American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios
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(including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to “Purchase — Investment Allocation Restrictions for Certain Riders” for more information.
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed
Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment
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Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the
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Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
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The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the GMAB rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise.
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Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
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EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.45% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charge. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
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If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 91st birthday (for GMIB Plus I) or 86th birthday (for GMIB) ; or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For GMIB Plus I, the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See “Death Benefit.”)
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
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For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the
Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an
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Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest
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Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	5
3 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income
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payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the GMIB Plus I or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the GMAB rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
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During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
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Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules
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set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
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ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB or GMAB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for
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the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders — a guaranteed income benefit and guaranteed withdrawal benefits:
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Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I)
•	Guaranteed Minimum Income Benefit (GMIB)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the income phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee II (LWG II)
•	Lifetime Withdrawal Guarantee I (LWG I)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1⁄2), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
We no longer offer the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About the Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
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The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Plus I in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB and Qualified Contracts. The GMIB Plus I and GMIB riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB rider in connection with a Qualified Contract.
(See Appendix D for examples illustrating the operation of the GMIB.)
Description of GMIB Plus I
The GMIB Plus I rider is no longer available for purchase. The GMIB Plus I rider is available only for Owners up through age 78, and you can only elect the GMIB Plus I at the time you purchase the contract. The GMIB Plus I rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract
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anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are described below.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
The Annual Increase Amount is limited to 270% of the greater of: (a) your Purchase Payments or (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate
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above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
Each Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;
(3)    resets the maximum Annual Increase Amount to a 270% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the GMIB Plus I investment allocation
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restrictions, see “Purchase — Investment Allocation Restrictions for Certain Riders.”
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed
Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus I rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.
Exercising the GMIB Plus I Rider. If you exercise the GMIB Plus I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”) This joint and last survivor Annuity Option is only available if the youngest Annuitant’s attained age is 35 or older.
These options are described in the contract and the GMIB Plus I rider.
The GMIB Annuity Table is specified in the rider. For GMIB Plus I, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
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If you exercise the GMIB Plus I, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus I produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus I, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus I Rider. Except as otherwise provided in the GMIB Plus I rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the
Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the GMIB Plus I rider terminates, the corresponding GMIB Plus I rider charge terminates and the GMIB Plus I investment allocation restrictions, described above, will no longer apply.
For contracts issued with the GMIB Plus I rider on or before May 1, 2009, the following additional differences apply:
(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
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(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.
(3) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.
(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(5) The joint and last survivor Annuity Option under the GMIB Plus I is only available if the oldest Annuitant's attained age is 55 or older.
(6) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.
(7) Different investment allocation restrictions apply. (See “Purchase — Investment Allocation and Restrictions for Certain Riders.”)
(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(See Appendix D for examples illustrating the operation of the GMIB Plus I.)
Description of GMIB
The GMIB rider is no longer available for sale. GMIB was available only for Owners up through age 75, and you could only elect the GMIB at the time you purchased the contract. GMIB may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
The GMIB rider is otherwise identical to the GMIB Plus I, with the following exceptions:
(1)    The additional charge for GMIB is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB income base is calculated as described above for GMIB Plus I, except that:
a.    withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b.    the annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c.    if total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract
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anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1⁄2 at the time of the first withdrawal), even after the entire amount of purchase payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, and the Benefit Base (as described below) under the Enhanced GWB and GWB I riders, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any contract year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders). This reduction may be significant and means that return of your purchase payments may be lost. The GWB rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime
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Withdrawal Guarantee riders) until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first three years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee rider) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranted Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable
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withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
6% Compounding Income Amount. If the Single Life version of the LWG II has been elected, beginning with the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63); and
•	may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before December 11, 2009, the second bullet item above is replaced with the following: “if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6%
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if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).”
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older).
For contracts issued on or before December 11, 2009, if the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); if the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).
If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1⁄2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1⁄2), even if your Remaining Guaranteed Withdrawal
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Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1⁄2). Therefore, you will be guaranteed income for life.
•	The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see “Annual Benefit Payment” above).
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 6% Compounding Income Amount once you make your first withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate (see “Annual Benefit Payment” above for how the Withdrawal Rate is determined).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see
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Appendix E, “A. Lifetime Withdrawal Guarantee II – 2. When Withdrawals Do Exceed the Annual Benefit Payment.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. For a detailed description of the LWG II investment allocation restrictions, see
“Purchase — Investment Allocation Restrictions for Certain Riders.” If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1⁄2 at the time of the first withdrawal.
The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see “Annual Benefit Payment” above). In addition, for contracts issued prior to December 14, 2009, the age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see “6% Compounding Income Amount” below).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following
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the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation Restrictions for Certain Riders” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (a pro rata portion of the rider charge will be assessed;
you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
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Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary’s withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed
Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the
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Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See “Description of the Lifetime Withdrawal Guarantee II — Annual Benefit Payment” above.)
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner’s 86th birthday.
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Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Age and Other Purchase Requirements. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment,
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and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount
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before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal
Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset
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(even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner’s 86th birthday) and at any subsequent contract anniversary prior to the Owner’s 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of the cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time
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period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
Optional Reset. Starting with the fifth contract anniversary (as long as it is prior to the Owner’s 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner’s 86th birthday.
Guaranteed Minimum Accumulation Benefit
The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
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If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Brighthouse Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire
Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments
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made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is
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the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.
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The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract’s Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of yourcontract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal
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to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date”; and
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner’s 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within 5 years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments
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under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
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Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
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If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life
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expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
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Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will
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also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
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(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
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(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
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Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that
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are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
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Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including
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the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Brighthouse Life Insurance Company of NY
Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 285 Madison Avenue, New York, NY 10017.
Metropolitan Tower Life Insurance Company
For contracts issued on or before December 31, 2002, Metropolitan Tower Life Insurance Company (“Met Tower Life”) agreed to ensure that Brighthouse will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, Met Tower Life will pay such claim directly to the contract Owner if Brighthouse is unable to make such payment. This guarantee is enforceable by such contract Owners against Met Tower Life directly without any requirement that contract Owners first file a claim against Brighthouse. The guarantee agreement is binding on Met Tower Life, its successors or assignees and will terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than Met Tower Life’s rating. With respect to the guarantee, Met Tower Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.
Met Tower Life is a direct wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc.,
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through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The principal executive offices of Met Tower Life are located at 200 Park Avenue, New York, NY 10166. Prior to the close of business on April 27, 2018, the guarantee was provided by General American Life Insurance Company (“General American”). On April 27, 2018, following the close of business, General American merged into Met Tower Life and Met Tower Life replaced General American as the issuer of the guarantee.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as First MetLife Investors Variable Annuity Account One. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor
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in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that
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received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or
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supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
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Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other
86

legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of Met Tower Life have also been included.
Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Additional Information
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
87

APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.178148	10.497446	2,093,982.9022
01/01/2013 to 12/31/2013	10.497446	11.459381	2,163,072.4015
01/01/2014 to 12/31/2014	11.459381	12.081996	2,106,237.1102
01/01/2015 to 12/31/2015	12.081996	11.935192	1,684,340.3656
01/01/2016 to 12/31/2016	11.935192	12.143818	1,553,221.3651
01/01/2017 to 12/31/2017	12.143818	13.552152	1,380,196.6109
01/01/2018 to 12/31/2018	13.552152	12.381420	1,266,659.8473
01/01/2019 to 12/31/2019	12.381420	14.358534	1,195,613.7166
01/01/2020 to 12/31/2020	14.358534	14.959964	1,124,503.4925
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.784098	9.405479	4,101,132.2448
01/01/2012 to 12/31/2012	9.405479	10.486500	4,149,652.8619
01/01/2013 to 12/31/2013	10.486500	12.208182	4,013,297.7611
01/01/2014 to 12/31/2014	12.208182	12.715716	3,754,606.3246
01/01/2015 to 12/31/2015	12.715716	12.400753	3,662,380.0831
01/01/2016 to 12/31/2016	12.400753	13.130747	2,955,651.2313
01/01/2017 to 12/31/2017	13.130747	15.071216	2,714,681.5805
01/01/2018 to 12/31/2018	15.071216	14.162702	2,374,993.9230
01/01/2019 to 12/31/2019	14.162702	16.626204	2,242,162.9649
01/01/2020 to 12/31/2020	16.626204	18.871223	2,131,883.0595
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.306378	8.708073	2,524,841.8000
01/01/2012 to 12/31/2012	8.708073	9.933828	2,401,832.0423
01/01/2013 to 12/31/2013	9.933828	12.206386	2,317,551.6617
01/01/2014 to 12/31/2014	12.206386	12.754435	2,198,147.3510
01/01/2015 to 12/31/2015	12.754435	12.432218	2,107,957.5872
01/01/2016 to 12/31/2016	12.432218	13.304348	1,910,847.0209
01/01/2017 to 12/31/2017	13.304348	15.857161	1,709,221.4846
01/01/2018 to 12/31/2018	15.857161	14.674276	1,597,906.8871
01/01/2019 to 12/31/2019	14.674276	17.819099	1,508,664.2093
01/01/2020 to 12/31/2020	17.819099	20.462478	1,417,647.1572

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.105799	8.532140	765,654.4995
01/01/2012 to 12/31/2012	8.532140	9.838177	971,594.4746
01/01/2013 to 12/31/2013	9.838177	12.540809	974,997.5463
01/01/2014 to 12/31/2014	12.540809	13.325075	912,984.4800
01/01/2015 to 12/31/2015	13.325075	13.936918	801,572.5436
01/01/2016 to 12/31/2016	13.936918	14.933854	751,865.9636
01/01/2017 to 12/31/2017	14.933854	18.760905	686,222.9089
01/01/2018 to 12/31/2018	18.760905	18.332413	564,804.2712
01/01/2019 to 12/31/2019	18.332413	23.467864	533,254.4759
01/01/2020 to 12/31/2020	23.467864	34.949168	465,665.8318
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.026861	9.867207	2,395,813.8270
01/01/2012 to 12/31/2012	9.867207	10.740633	2,292,794.6608
01/01/2013 to 12/31/2013	10.740633	11.975342	2,089,947.8708
01/01/2014 to 12/31/2014	11.975342	12.478537	1,922,409.0319
01/01/2015 to 12/31/2015	12.478537	12.166943	1,799,160.6579
01/01/2016 to 12/31/2016	12.166943	12.787964	1,666,539.8701
01/01/2017 to 12/31/2017	12.787964	14.188915	1,505,581.7388
01/01/2018 to 12/31/2018	14.188915	13.458526	1,425,596.1930
01/01/2019 to 12/31/2019	13.458526	15.354103	1,286,296.4982
01/01/2020 to 12/31/2020	15.354103	17.038496	1,266,085.8510
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.107341	11.482334	2,435,473.5605
01/01/2013 to 12/31/2013	11.482334	10.895034	2,380,442.3656
01/01/2014 to 12/31/2014	10.895034	11.128446	2,201,933.3778
01/01/2015 to 12/31/2015	11.128446	9.883533	1,825,889.7256
01/01/2016 to 12/31/2016	9.883533	10.577105	1,491,366.1771
01/01/2017 to 12/31/2017	10.577105	11.407300	1,311,797.7131
01/01/2018 to 12/31/2018	11.407300	10.491455	1,174,971.8502
01/01/2019 to 12/31/2019	10.491455	12.356676	1,069,269.2375
01/01/2020 to 12/31/2020	12.356676	12.502698	1,011,837.1905
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.934082	10.228279	4,038,666.0523
01/01/2013 to 12/31/2013	10.228279	11.081407	4,274,656.9657
01/01/2014 to 12/31/2014	11.081407	11.527592	3,937,429.3032
01/01/2015 to 12/31/2015	11.527592	11.309628	3,427,005.5533
01/01/2016 to 12/31/2016	11.309628	11.600120	2,833,524.7353
01/01/2017 to 12/31/2017	11.600120	12.910083	2,465,981.5805
01/01/2018 to 12/31/2018	12.910083	11.767660	2,290,051.1821
01/01/2019 to 12/31/2019	11.767660	13.941603	2,174,150.6956
01/01/2020 to 12/31/2020	13.941603	14.282476	2,024,410.7503
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.606939	19.709415	150,435.8857
01/01/2012 to 12/31/2012	19.709415	22.558187	146,253.6602
01/01/2013 to 12/31/2013	22.558187	24.223673	110,333.5954
01/01/2014 to 12/31/2014	24.223673	24.575543	101,889.1895
01/01/2015 to 12/31/2015	24.575543	23.160238	97,770.0415
01/01/2016 to 12/31/2016	23.160238	25.926754	105,637.2057
01/01/2017 to 12/31/2017	25.926754	27.441522	99,083.5207
01/01/2018 to 12/31/2018	27.441522	26.174945	83,418.7241
01/01/2019 to 12/31/2019	26.174945	29.526483	78,269.7629
01/01/2020 to 12/31/2020	29.526483	31.175090	80,955.8977

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.321306	10.477473	1,369,268.3545
01/01/2012 to 12/31/2012	10.477473	12.012329	1,331,507.5018
01/01/2013 to 12/31/2013	12.012329	15.279383	1,452,261.6082
01/01/2014 to 12/31/2014	15.279383	15.770441	1,349,874.3793
01/01/2015 to 12/31/2015	15.770441	15.178031	1,186,469.5555
01/01/2016 to 12/31/2016	15.178031	16.245697	1,128,506.3670
01/01/2017 to 12/31/2017	16.245697	19.616323	995,067.6085
01/01/2018 to 12/31/2018	19.616323	17.325399	889,758.2609
01/01/2019 to 12/31/2019	17.325399	21.692716	804,108.8560
01/01/2020 to 12/31/2020	21.692716	25.334037	740,300.5386
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.960927	10.395119	3,300,785.9240
01/01/2013 to 12/31/2013	10.395119	11.675982	3,450,252.9467
01/01/2014 to 12/31/2014	11.675982	12.574137	3,506,191.1450
01/01/2015 to 12/31/2015	12.574137	11.845004	3,719,156.3102
01/01/2016 to 12/31/2016	11.845004	12.606873	3,539,066.1625
01/01/2017 to 12/31/2017	12.606873	14.652688	3,336,806.4432
01/01/2018 to 12/31/2018	14.652688	13.330401	3,106,211.3295
01/01/2019 to 12/31/2019	13.330401	16.177976	2,878,798.6473
01/01/2020 to 12/31/2020	16.177976	17.878124	2,704,900.2268
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.143934	15.325747	293,041.8617
01/01/2012 to 12/31/2012	15.325747	17.758225	265,123.1762
01/01/2013 to 12/31/2013	17.758225	23.100870	395,543.8018
01/01/2014 to 12/31/2014	23.100870	23.077950	385,604.0982
01/01/2015 to 12/31/2015	23.077950	21.440311	311,696.0333
01/01/2016 to 12/31/2016	21.440311	27.639680	269,641.0901
01/01/2017 to 12/31/2017	27.639680	30.324109	236,496.0990
01/01/2018 to 12/31/2018	30.324109	25.243424	211,553.7853
01/01/2019 to 12/31/2019	25.243424	31.927809	197,964.5221
01/01/2020 to 12/31/2020	31.927809	31.177187	139,574.2745
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.340627	9.853738	431,300.6062
01/01/2012 to 12/31/2012	9.853738	11.505677	436,650.0223
01/01/2013 to 12/31/2013	11.505677	10.737520	403,887.3624
01/01/2014 to 12/31/2014	10.737520	9.858227	410,886.4225
01/01/2015 to 12/31/2015	9.858227	8.344877	397,148.6705
01/01/2016 to 12/31/2016	8.344877	9.138735	365,318.1750
01/01/2017 to 12/31/2017	9.138735	11.518991	360,728.5069
01/01/2018 to 12/31/2018	11.518991	9.708047	376,759.9640
01/01/2019 to 12/31/2019	9.708047	11.513297	349,845.0880
01/01/2020 to 12/31/2020	11.513297	14.394152	315,945.9927

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.195084	10.214674	16,605.2996
01/01/2012 to 12/31/2012	10.214674	10.766904	20,440.6079
01/01/2013 to 12/31/2013	10.766904	10.980504	74,821.3038
01/01/2014 to 12/31/2014	10.980504	10.864003	85,837.0214
01/01/2015 to 12/31/2015	10.864003	10.581094	89,239.4900
01/01/2016 to 12/31/2016	10.581094	11.355595	69,472.3822
01/01/2017 to 12/31/2017	11.355595	11.563724	65,655.1648
01/01/2018 to 12/31/2018	11.563724	11.391580	71,381.2767
01/01/2019 to 12/31/2019	11.391580	11.974686	65,952.5962
01/01/2020 to 12/31/2020	11.974686	12.003011	59,736.5009
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987535	9.740597	34,224.0457
01/01/2012 to 12/31/2012	9.740597	9.986641	68,778.0000
01/01/2013 to 12/31/2013	9.986641	9.922338	456,021.2880
01/01/2014 to 12/31/2014	9.922338	9.848415	446,432.9437
01/01/2015 to 12/31/2015	9.848415	9.612514	473,985.8588
01/01/2016 to 12/31/2016	9.612514	9.736865	434,386.2627
01/01/2017 to 12/31/2017	9.736865	9.690991	449,332.9853
01/01/2018 to 12/31/2018	9.690991	9.558720	442,208.8310
01/01/2019 to 12/31/2019	9.558720	9.823437	411,778.2588
01/01/2020 to 12/31/2020	9.823437	9.852578	388,822.2534
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.119715	11.864590	145,445.0597
01/01/2012 to 12/31/2012	11.864590	13.316647	28,695.2821
01/01/2013 to 12/31/2013	13.316647	13.214774	26,080.3237
01/01/2014 to 12/31/2014	13.214774	13.127056	23,880.0385
01/01/2015 to 12/31/2015	13.127056	12.356527	24,713.6029
01/01/2016 to 12/31/2016	12.356527	12.242243	23,347.8335
01/01/2017 to 12/31/2017	12.242243	12.041259	24,081.8707
01/01/2018 to 12/31/2018	12.041259	11.943925	24,608.8555
01/01/2019 to 12/31/2019	11.943925	11.867825	25,085.2486
01/01/2020 to 12/31/2020	11.867825	10.967018	27,902.5644
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.886119	12.876948	181,132.2023
01/01/2012 to 12/31/2012	12.876948	15.932812	161,485.6432
01/01/2013 to 12/31/2013	15.932812	16.203410	181,037.7744
01/01/2014 to 12/31/2014	16.203410	18.025806	153,063.5694
01/01/2015 to 12/31/2015	18.025806	17.456087	145,355.0369
01/01/2016 to 12/31/2016	17.456087	17.294568	136,770.6071
01/01/2017 to 12/31/2017	17.294568	18.812199	123,708.2546
01/01/2018 to 12/31/2018	18.812199	16.877417	117,218.1906
01/01/2019 to 12/31/2019	16.877417	20.689042	97,536.8454
01/01/2020 to 12/31/2020	20.689042	19.299451	106,222.0847

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.227231	16.192619	442,147.2488
01/01/2012 to 12/31/2012	16.192619	20.554229	399,634.4315
01/01/2013 to 12/31/2013	20.554229	26.342855	378,099.8475
01/01/2014 to 12/31/2014	26.342855	24.374836	390,925.9100
01/01/2015 to 12/31/2015	24.374836	22.857379	381,893.6021
01/01/2016 to 12/31/2016	22.857379	24.285490	328,406.7645
01/01/2017 to 12/31/2017	24.285490	31.111778	317,985.7701
01/01/2018 to 12/31/2018	31.111778	23.228946	306,729.8257
01/01/2019 to 12/31/2019	23.228946	28.408437	283,747.9034
01/01/2020 to 12/31/2020	28.408437	29.328324	277,485.8058
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010647	1.045112	1,558,601.1772
01/01/2013 to 12/31/2013	1.045112	1.045571	3,046,217.6109
01/01/2014 to 12/31/2014	1.045571	1.084229	2,276,858.2841
01/01/2015 to 12/31/2015	1.084229	1.020107	2,637,699.4075
01/01/2016 to 12/31/2016	1.020107	1.119301	2,491,838.7421
01/01/2017 to 12/31/2017	1.119301	1.209332	2,047,306.1426
01/01/2018 to 12/31/2018	1.209332	1.111214	1,464,192.5347
01/01/2019 to 12/31/2019	1.111214	1.258156	1,366,267.9701
01/01/2020 to 12/31/2020	1.258156	1.360904	1,260,404.7708
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.065751	9.739920	280,740.8644
01/01/2012 to 12/31/2012	9.739920	11.328525	263,941.2619
01/01/2013 to 12/31/2013	11.328525	15.064004	260,863.2930
01/01/2014 to 12/31/2014	15.064004	16.173046	247,196.9065
01/01/2015 to 12/31/2015	16.173046	14.936038	247,700.8377
01/01/2016 to 12/31/2016	14.936038	17.207145	197,126.7945
01/01/2017 to 12/31/2017	17.207145	19.946752	181,361.4919
01/01/2018 to 12/31/2018	19.946752	17.207852	171,855.4775
01/01/2019 to 12/31/2019	17.207852	21.118639	155,287.8063
01/01/2020 to 12/31/2020	21.118639	20.635896	149,662.1305
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.327193	14.891553	189,771.1456
01/01/2012 to 12/31/2012	14.891553	17.290758	239,777.2712
01/01/2013 to 12/31/2013	17.290758	23.805318	183,940.6220
01/01/2014 to 12/31/2014	23.805318	25.230252	172,681.9025
01/01/2015 to 12/31/2015	25.230252	24.356456	159,526.0533
01/01/2016 to 12/31/2016	24.356456	26.657372	149,972.4169
01/01/2017 to 12/31/2017	26.657372	32.816005	148,195.3710
01/01/2018 to 12/31/2018	32.816005	29.311396	127,690.9070
01/01/2019 to 12/31/2019	29.311396	35.815519	113,558.4311
01/01/2020 to 12/31/2020	35.815519	55.142201	94,306.3570
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.009975	10.444963	436,636.5738
01/01/2014 to 12/31/2014	10.444963	10.781011	526,959.0934
01/01/2015 to 12/31/2015	10.781011	10.639824	543,162.4029
01/01/2016 to 12/31/2016	10.639824	10.683050	563,831.7055
01/01/2017 to 12/31/2017	10.683050	10.840479	530,422.0412
01/01/2018 to 12/31/2018	10.840479	10.648338	496,470.6862
01/01/2019 to 12/31/2019	10.648338	11.317516	460,160.7510
01/01/2020 to 12/31/2020	11.317516	11.992351	485,495.7733

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.245177	10.645421	652,626.7535
01/01/2012 to 12/31/2012	10.645421	10.968482	524,064.9299
01/01/2013 to 04/26/2013	10.968482	10.939784	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012701	1.047153	887,391.9438
01/01/2013 to 12/31/2013	1.047153	1.141470	2,305,129.8404
01/01/2014 to 12/31/2014	1.141470	1.199313	2,456,694.8279
01/01/2015 to 12/31/2015	1.199313	1.188452	2,034,279.8130
01/01/2016 to 12/31/2016	1.188452	1.201136	1,700,118.7585
01/01/2017 to 12/31/2017	1.201136	1.376287	1,474,630.1771
01/01/2018 to 12/31/2018	1.376287	1.254448	1,698,891.0021
01/01/2019 to 12/31/2019	1.254448	1.440450	1,403,338.4501
01/01/2020 to 12/31/2020	1.440450	1.587650	1,285,986.8422
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996796	1.037539	4,075.6868
01/01/2015 to 12/31/2015	1.037539	1.009006	44,960.1686
01/01/2016 to 12/31/2016	1.009006	1.010776	44,161.3525
01/01/2017 to 12/31/2017	1.010776	1.146561	113,069.0529
01/01/2018 to 04/30/2018	1.146561	1.116675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.801388	12.387038	206,666.9600
01/01/2012 to 12/31/2012	12.387038	14.224693	376,630.2471
01/01/2013 to 12/31/2013	14.224693	16.363954	186,678.5878
01/01/2014 to 12/31/2014	16.363954	16.629275	189,561.7312
01/01/2015 to 12/31/2015	16.629275	16.533129	175,359.2143
01/01/2016 to 12/31/2016	16.533129	17.013925	160,464.7213
01/01/2017 to 12/31/2017	17.013925	20.549735	150,706.5122
01/01/2018 to 12/31/2018	20.549735	19.093768	145,240.8119
01/01/2019 to 12/31/2019	19.093768	23.915033	123,847.1096
01/01/2020 to 12/31/2020	23.915033	26.960690	118,647.1433
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.265437	7.367833	419,830.6483
01/01/2012 to 12/31/2012	7.367833	8.574900	619,914.2660
01/01/2013 to 12/31/2013	8.574900	12.262580	812,234.8337
01/01/2014 to 12/31/2014	12.262580	14.319275	837,829.7975
01/01/2015 to 12/31/2015	14.319275	13.496115	863,619.3758
01/01/2016 to 12/31/2016	13.496115	13.610663	790,988.3806
01/01/2017 to 12/31/2017	13.610663	15.829482	685,054.2979
01/01/2018 to 12/31/2018	15.829482	14.448255	619,596.0814
01/01/2019 to 12/31/2019	14.448255	17.535100	564,550.0049
01/01/2020 to 12/31/2020	17.535100	22.771993	236,134.7857
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	138.571745	125.835311	3,461.0995
01/01/2012 to 12/31/2012	125.835311	151.404221	3,924.9175
01/01/2013 to 12/31/2013	151.404221	191.509486	5,945.6992
01/01/2014 to 04/25/2014	191.509486	199.169061	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.540272	6.945274	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077631	1.123774	238,876.5308
01/01/2014 to 12/31/2014	1.123774	1.205943	711,779.1016
01/01/2015 to 12/31/2015	1.205943	1.170076	3,657,259.4289
01/01/2016 to 12/31/2016	1.170076	1.199325	3,584,533.5351
01/01/2017 to 12/31/2017	1.199325	1.361091	3,565,397.8666
01/01/2018 to 12/31/2018	1.361091	1.240632	2,859,141.1860
01/01/2019 to 12/31/2019	1.240632	1.483050	2,637,593.1336
01/01/2020 to 12/31/2020	1.483050	1.552043	2,269,333.8601
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.990078	12.274831	428,090.7762
01/01/2012 to 12/31/2012	12.274831	14.075937	405,570.9609
01/01/2013 to 12/31/2013	14.075937	16.489817	376,076.8250
01/01/2014 to 12/31/2014	16.489817	15.070088	355,653.0556
01/01/2015 to 12/31/2015	15.070088	14.538673	355,192.3200
01/01/2016 to 12/31/2016	14.538673	14.154316	328,932.1341
01/01/2017 to 12/31/2017	14.154316	17.816812	300,161.3427
01/01/2018 to 12/31/2018	17.816812	15.048218	259,748.3572
01/01/2019 to 12/31/2019	15.048218	18.964604	236,919.8194
01/01/2020 to 12/31/2020	18.964604	21.049831	210,686.0124
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999754	1.032732	0.0000
01/01/2015 to 12/31/2015	1.032732	0.958753	0.0000
01/01/2016 to 12/31/2016	0.958753	1.046394	21,279.8631
01/01/2017 to 12/31/2017	1.046394	1.157256	31,697.2782
01/01/2018 to 12/31/2018	1.157256	1.050215	1,395.0685
01/01/2019 to 12/31/2019	1.050215	1.258348	0.0000
01/01/2020 to 12/31/2020	1.258348	1.382266	57,095.5649
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.359664	14.583906	1,207,165.0781
01/01/2012 to 12/31/2012	14.583906	15.630297	1,158,101.6028
01/01/2013 to 12/31/2013	15.630297	13.927562	892,053.9913
01/01/2014 to 12/31/2014	13.927562	14.074860	827,015.6552
01/01/2015 to 12/31/2015	14.074860	13.393833	792,507.5801
01/01/2016 to 12/31/2016	13.393833	13.810534	692,407.7333
01/01/2017 to 12/31/2017	13.810534	14.035225	716,747.6108
01/01/2018 to 12/31/2018	14.035225	13.451422	637,164.2425
01/01/2019 to 12/31/2019	13.451422	14.304120	587,914.6586
01/01/2020 to 12/31/2020	14.304120	15.669788	544,222.3465
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.752043	15.962182	2,403,413.8139
01/01/2012 to 12/31/2012	15.962182	17.129299	2,045,012.6922
01/01/2013 to 12/31/2013	17.129299	16.501480	1,976,212.7535
01/01/2014 to 12/31/2014	16.501480	16.886492	1,764,128.5662
01/01/2015 to 12/31/2015	16.886492	16.586082	1,644,337.7316
01/01/2016 to 12/31/2016	16.586082	16.715339	1,524,799.1777
01/01/2017 to 12/31/2017	16.715339	17.156877	1,551,331.4019
01/01/2018 to 12/31/2018	17.156877	16.810424	1,413,687.1911
01/01/2019 to 12/31/2019	16.810424	17.907644	1,330,744.3257
01/01/2020 to 12/31/2020	17.907644	19.084652	1,010,333.6127

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214980	10.723087	68,276.6162
01/01/2014 to 12/31/2014	10.723087	11.441855	145,048.1309
01/01/2015 to 12/31/2015	11.441855	11.097109	140,253.9685
01/01/2016 to 12/31/2016	11.097109	11.396794	109,458.8408
01/01/2017 to 12/31/2017	11.396794	13.037902	189,614.1199
01/01/2018 to 04/30/2018	13.037902	12.453412	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010679	1.065216	561,728.9895
01/01/2013 to 12/31/2013	1.065216	1.151996	938,508.5424
01/01/2014 to 12/31/2014	1.151996	1.219011	1,234,228.9109
01/01/2015 to 12/31/2015	1.219011	1.186739	1,614,286.4575
01/01/2016 to 12/31/2016	1.186739	1.231461	1,626,656.7604
01/01/2017 to 12/31/2017	1.231461	1.382471	1,421,414.6075
01/01/2018 to 12/31/2018	1.382471	1.229726	2,837,195.7436
01/01/2019 to 12/31/2019	1.229726	1.467373	2,691,455.4882
01/01/2020 to 12/31/2020	1.467373	1.471499	2,394,721.5779
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.439728	11.355300	873,238.9989
01/01/2012 to 12/31/2012	11.355300	12.584198	899,368.5774
01/01/2013 to 12/31/2013	12.584198	13.958021	807,604.3511
01/01/2014 to 12/31/2014	13.958021	14.505773	746,280.6149
01/01/2015 to 12/31/2015	14.505773	13.967291	895,125.6656
01/01/2016 to 12/31/2016	13.967291	14.511610	853,306.3955
01/01/2017 to 12/31/2017	14.511610	16.514029	861,484.2726
01/01/2018 to 12/31/2018	16.514029	15.160427	782,883.3609
01/01/2019 to 12/31/2019	15.160427	17.809813	707,976.9549
01/01/2020 to 12/31/2020	17.809813	19.210210	656,371.4452
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.026635	10.599738	326,261.8709
01/01/2012 to 12/31/2012	10.599738	11.974538	355,481.6773
01/01/2013 to 12/31/2013	11.974538	13.886441	358,812.0028
01/01/2014 to 12/31/2014	13.886441	14.372340	338,745.8405
01/01/2015 to 12/31/2015	14.372340	13.789705	298,910.3004
01/01/2016 to 12/31/2016	13.789705	14.475466	282,437.7459
01/01/2017 to 12/31/2017	14.475466	17.009871	270,884.5279
01/01/2018 to 12/31/2018	17.009871	15.243552	256,573.6957
01/01/2019 to 12/31/2019	15.243552	18.331786	247,686.1194
01/01/2020 to 12/31/2020	18.331786	19.939159	241,339.7464
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.141906	44.445719	151,053.3456
01/01/2012 to 12/31/2012	44.445719	51.496264	137,268.0459
01/01/2013 to 12/31/2013	51.496264	67.660932	131,908.9215
01/01/2014 to 12/31/2014	67.660932	75.279414	113,705.6572
01/01/2015 to 12/31/2015	75.279414	71.285095	110,790.2150
01/01/2016 to 12/31/2016	71.285095	81.176371	103,432.2283
01/01/2017 to 12/31/2017	81.176371	93.245806	101,813.6118
01/01/2018 to 12/31/2018	93.245806	83.186163	96,927.6349
01/01/2019 to 12/31/2019	83.186163	103.366956	87,580.8767
01/01/2020 to 12/31/2020	103.366956	104.430997	83,310.0790

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.078183	9.735655	549,081.3573
01/01/2012 to 12/31/2012	9.735655	10.869334	810,517.3895
01/01/2013 to 12/31/2013	10.869334	14.580492	727,240.1369
01/01/2014 to 12/31/2014	14.580492	16.149772	678,737.2611
01/01/2015 to 12/31/2015	16.149772	16.920211	606,825.7572
01/01/2016 to 12/31/2016	16.920211	17.651325	554,399.3953
01/01/2017 to 12/31/2017	17.651325	21.627224	501,900.2124
01/01/2018 to 12/31/2018	21.627224	20.773818	440,155.1194
01/01/2019 to 12/31/2019	20.773818	26.742170	399,007.0951
01/01/2020 to 12/31/2020	26.742170	32.545417	367,077.1430
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.868818	23.522724	88,744.5715
01/01/2012 to 12/31/2012	23.522724	26.496199	78,704.6115
01/01/2013 to 12/31/2013	26.496199	33.910186	64,121.9292
01/01/2014 to 12/31/2014	33.910186	36.516974	62,438.3972
01/01/2015 to 12/31/2015	36.516974	32.644245	61,112.4907
01/01/2016 to 12/31/2016	32.644245	37.032845	58,510.7615
01/01/2017 to 12/31/2017	37.032845	39.820499	53,686.7961
01/01/2018 to 12/31/2018	39.820499	35.137970	47,657.0058
01/01/2019 to 12/31/2019	35.137970	44.514283	45,478.9533
01/01/2020 to 12/31/2020	44.514283	47.057749	43,135.8074
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.113932	13.910583	190,749.5557
01/01/2012 to 12/31/2012	13.910583	16.136315	184,279.8003
01/01/2013 to 12/31/2013	16.136315	21.023179	197,420.4713
01/01/2014 to 12/31/2014	21.023179	23.379678	184,154.8335
01/01/2015 to 12/31/2015	23.379678	20.868641	177,664.3727
01/01/2016 to 12/31/2016	20.868641	23.198484	153,941.7477
01/01/2017 to 12/31/2017	23.198484	25.244402	141,143.2458
01/01/2018 to 12/31/2018	25.244402	21.496438	131,458.5037
01/01/2019 to 12/31/2019	21.496438	28.614894	113,028.4021
01/01/2020 to 12/31/2020	28.614894	28.865970	108,673.5262
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.729226	10.865912	543,315.5563
01/01/2013 to 12/31/2013	10.865912	10.189740	421,108.7642
01/01/2014 to 12/31/2014	10.189740	10.764236	312,403.5294
01/01/2015 to 12/31/2015	10.764236	10.617679	327,330.1225
01/01/2016 to 12/31/2016	10.617679	10.565643	335,245.3430
01/01/2017 to 12/31/2017	10.565643	10.647479	294,917.0090
01/01/2018 to 12/31/2018	10.647479	10.449715	288,824.2620
01/01/2019 to 12/31/2019	10.449715	11.032398	265,690.3887
01/01/2020 to 12/31/2020	11.032398	11.666889	192,273.0519

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.591377	14.875007	209,432.9522
01/01/2014 to 12/31/2014	14.875007	14.121177	199,720.4201
01/01/2015 to 12/31/2015	14.121177	13.568265	194,879.7020
01/01/2016 to 12/31/2016	13.568265	13.999304	191,218.0971
01/01/2017 to 12/31/2017	13.999304	18.547795	152,203.8292
01/01/2018 to 12/31/2018	18.547795	15.083529	159,970.4926
01/01/2019 to 12/31/2019	15.083529	19.615332	141,891.6341
01/01/2020 to 12/31/2020	19.615332	24.323433	122,227.5196
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.876070	7.472605	386,252.3170
01/01/2012 to 12/31/2012	7.472605	8.618659	353,598.1835
01/01/2013 to 04/26/2013	8.618659	8.927398	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.173286	9.992289	1,269,776.3444
01/01/2012 to 12/31/2012	9.992289	9.813061	801,494.1367
01/01/2013 to 12/31/2013	9.813061	9.637997	769,596.1508
01/01/2014 to 12/31/2014	9.637997	9.466058	699,057.8839
01/01/2015 to 12/31/2015	9.466058	9.297185	493,720.2646
01/01/2016 to 12/31/2016	9.297185	9.141565	739,051.8475
01/01/2017 to 12/31/2017	9.141565	9.035909	646,230.4400
01/01/2018 to 12/31/2018	9.035909	9.011288	778,067.4707
01/01/2019 to 12/31/2019	9.011288	9.016758	703,034.8138
01/01/2020 to 12/31/2020	9.016758	8.872482	614,656.0646
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.453089	13.682515	221,477.6474
01/01/2015 to 12/31/2015	13.682515	13.359733	112,542.2088
01/01/2016 to 12/31/2016	13.359733	13.715825	144,749.1078
01/01/2017 to 12/31/2017	13.715825	14.405732	87,478.1758
01/01/2018 to 12/31/2018	14.405732	13.777940	98,915.7758
01/01/2019 to 12/31/2019	13.777940	15.120346	60,250.4439
01/01/2020 to 12/31/2020	15.120346	16.263168	84,457.2227
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.792861	11.788574	3,510,889.3265
01/01/2012 to 12/31/2012	11.788574	12.840462	3,529,916.2348
01/01/2013 to 12/31/2013	12.840462	13.756466	2,668,087.1699
01/01/2014 to 04/25/2014	13.756466	13.852173	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.855988	11.631326	4,725,900.4726
01/01/2012 to 12/31/2012	11.631326	12.838561	4,570,484.6304
01/01/2013 to 12/31/2013	12.838561	14.403353	4,424,752.5194
01/01/2014 to 04/25/2014	14.403353	14.448906	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.036313	14.390080	6,157,991.7590
01/01/2015 to 12/31/2015	14.390080	13.981661	5,143,383.4709
01/01/2016 to 12/31/2016	13.981661	14.568240	4,756,208.3968
01/01/2017 to 12/31/2017	14.568240	15.831892	3,966,386.7331
01/01/2018 to 12/31/2018	15.831892	14.863638	3,512,006.8071
01/01/2019 to 12/31/2019	14.863638	16.875273	3,195,165.9331
01/01/2020 to 12/31/2020	16.875273	18.402835	2,948,088.3661
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.639689	11.237801	8,951,697.6038
01/01/2012 to 12/31/2012	11.237801	12.573811	8,575,041.2148
01/01/2013 to 12/31/2013	12.573811	14.747678	7,989,347.3742
01/01/2014 to 04/25/2014	14.747678	14.749798	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.434587	14.910526	7,993,799.5486
01/01/2015 to 12/31/2015	14.910526	14.458852	7,116,766.6308
01/01/2016 to 12/31/2016	14.458852	15.209943	6,454,168.5542
01/01/2017 to 12/31/2017	15.209943	17.140160	5,867,506.7686
01/01/2018 to 12/31/2018	17.140160	15.801741	5,256,510.9606
01/01/2019 to 12/31/2019	15.801741	18.534365	4,926,257.7364
01/01/2020 to 12/31/2020	18.534365	20.724035	4,560,555.6101
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.527582	10.883780	6,560,061.0536
01/01/2012 to 12/31/2012	10.883780	12.368927	6,311,366.4411
01/01/2013 to 12/31/2013	12.368927	15.296509	6,577,951.3336
01/01/2014 to 04/25/2014	15.296509	15.215505	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.571990	9.236064	750,767.8937
01/01/2012 to 12/31/2012	9.236064	10.532994	681,382.8758
01/01/2013 to 04/26/2013	10.532994	11.324926	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.408551	14.969507	6,208,735.5670
01/01/2015 to 12/31/2015	14.969507	14.453064	6,075,120.9867
01/01/2016 to 12/31/2016	14.453064	15.350843	5,523,764.5600
01/01/2017 to 12/31/2017	15.350843	17.966920	4,994,745.1747
01/01/2018 to 12/31/2018	17.966920	16.213236	4,549,991.8670
01/01/2019 to 12/31/2019	16.213236	19.702479	4,011,907.0351
01/01/2020 to 12/31/2020	19.702479	22.561262	3,673,443.7876
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.339080	13.951958	157,147.4425
01/01/2012 to 12/31/2012	13.951958	15.288669	150,945.7771
01/01/2013 to 12/31/2013	15.288669	20.498259	145,939.0561
01/01/2014 to 12/31/2014	20.498259	20.469564	132,059.3174
01/01/2015 to 12/31/2015	20.469564	18.161276	125,547.1430
01/01/2016 to 12/31/2016	18.161276	21.877849	117,440.8023
01/01/2017 to 12/31/2017	21.877849	24.183224	103,095.3941
01/01/2018 to 12/31/2018	24.183224	20.562748	97,022.3006
01/01/2019 to 12/31/2019	20.562748	24.929656	94,701.5573
01/01/2020 to 12/31/2020	24.929656	25.948005	95,951.7259

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.094897	14.061559	24,896.1732
01/01/2012 to 12/31/2012	14.061559	16.281954	19,021.0035
01/01/2013 to 12/31/2013	16.281954	20.405601	23,893.2320
01/01/2014 to 12/31/2014	20.405601	18.699838	26,126.0389
01/01/2015 to 12/31/2015	18.699838	19.423236	30,145.8548
01/01/2016 to 12/31/2016	19.423236	20.188248	24,071.7557
01/01/2017 to 12/31/2017	20.188248	25.866578	23,745.9863
01/01/2018 to 12/31/2018	25.866578	20.179051	27,026.2813
01/01/2019 to 12/31/2019	20.179051	24.384360	23,862.6741
01/01/2020 to 12/31/2020	24.384360	26.053472	21,699.4830
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.749126	22.078608	46,939.0664
01/01/2017 to 12/31/2017	22.078608	25.764862	48,450.7489
01/01/2018 to 12/31/2018	25.764862	25.213359	38,458.3021
01/01/2019 to 12/31/2019	25.213359	32.352260	38,916.1185
01/01/2020 to 12/31/2020	32.352260	35.259699	40,166.5877
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.548973	16.396759	21,995.7415
01/01/2012 to 12/31/2012	16.396759	17.773798	26,838.9301
01/01/2013 to 12/31/2013	17.773798	23.167563	24,918.3094
01/01/2014 to 12/31/2014	23.167563	25.241683	25,462.4229
01/01/2015 to 12/31/2015	25.241683	24.729244	21,497.0540
01/01/2016 to 04/29/2016	24.729244	24.850964	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.369630	11.641659	1,011,730.6986
01/01/2012 to 12/31/2012	11.641659	12.885091	950,277.5952
01/01/2013 to 12/31/2013	12.885091	16.898436	862,396.1688
01/01/2014 to 12/31/2014	16.898436	18.330797	784,039.2342
01/01/2015 to 12/31/2015	18.330797	18.411859	721,017.1527
01/01/2016 to 12/31/2016	18.411859	19.376793	632,881.3683
01/01/2017 to 12/31/2017	19.376793	22.632977	571,172.7650
01/01/2018 to 12/31/2018	22.632977	22.171576	489,413.9902
01/01/2019 to 12/31/2019	22.171576	28.476903	400,359.4094
01/01/2020 to 12/31/2020	28.476903	31.066381	352,015.2437
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.489942	17.226997	104,959.7195
01/01/2014 to 12/31/2014	17.226997	18.759852	100,082.6764
01/01/2015 to 12/31/2015	18.759852	18.905012	89,294.7471
01/01/2016 to 12/31/2016	18.905012	19.525432	75,843.8349
01/01/2017 to 12/31/2017	19.525432	23.960265	64,046.0939
01/01/2018 to 12/31/2018	23.960265	22.141839	59,358.5226
01/01/2019 to 12/31/2019	22.141839	28.888222	53,742.4121
01/01/2020 to 12/31/2020	28.888222	37.276110	43,684.6494
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.117238	12.830735	120,368.8955
01/01/2012 to 12/31/2012	12.830735	13.359163	114,886.1979
01/01/2013 to 04/26/2013	13.359163	14.396828	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.894387	11.708536	430,002.4357
01/01/2012 to 12/31/2012	11.708536	13.287480	492,148.5559
01/01/2013 to 12/31/2013	13.287480	17.844249	484,571.1445
01/01/2014 to 12/31/2014	17.844249	19.058273	433,207.8481
01/01/2015 to 12/31/2015	19.058273	20.691121	380,968.6759
01/01/2016 to 12/31/2016	20.691121	20.295634	365,295.8564
01/01/2017 to 12/31/2017	20.295634	27.308289	323,202.0921
01/01/2018 to 12/31/2018	27.308289	26.848924	259,222.3838
01/01/2019 to 12/31/2019	26.848924	34.938974	225,069.4844
01/01/2020 to 12/31/2020	34.938974	53.659855	231,016.6418
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.822517	7.388228	92,351.3319
01/01/2012 to 12/31/2012	7.388228	8.175281	90,207.3137
01/01/2013 to 04/26/2013	8.175281	8.774528	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.086054	7.832451	183,067.1810
01/01/2012 to 04/27/2012	7.832451	8.800013	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.809536	15.586135	172,783.1673
01/01/2012 to 12/31/2012	15.586135	15.855089	139,099.8399
01/01/2013 to 12/31/2013	15.855089	15.171972	74,893.2498
01/01/2014 to 12/31/2014	15.171972	15.714905	104,832.5930
01/01/2015 to 12/31/2015	15.714905	15.425862	87,396.1547
01/01/2016 to 12/31/2016	15.425862	15.466796	111,518.9431
01/01/2017 to 12/31/2017	15.466796	15.637896	110,110.0224
01/01/2018 to 12/31/2018	15.637896	15.281988	102,753.2234
01/01/2019 to 12/31/2019	15.281988	16.261603	95,322.6184
01/01/2020 to 12/31/2020	16.261603	17.070960	424,772.1398
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.444869	15.790359	38,888.9993
01/01/2012 to 12/31/2012	15.790359	18.184822	37,567.8496
01/01/2013 to 12/31/2013	18.184822	23.710385	39,509.1911
01/01/2014 to 12/31/2014	23.710385	25.432717	41,717.3134
01/01/2015 to 12/31/2015	25.432717	24.310190	50,689.4417
01/01/2016 to 12/31/2016	24.310190	28.671634	43,742.3770
01/01/2017 to 12/31/2017	28.671634	32.555673	49,032.0208
01/01/2018 to 12/31/2018	32.555673	28.274176	47,132.1579
01/01/2019 to 12/31/2019	28.274176	34.862102	42,152.1613
01/01/2020 to 12/31/2020	34.862102	38.712861	41,572.9264
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.037580	10.327221	51,740.3456
01/01/2012 to 12/31/2012	10.327221	11.961547	51,412.3752
01/01/2013 to 12/31/2013	11.961547	14.266681	48,708.3471
01/01/2014 to 12/31/2014	14.266681	13.125095	60,079.1378
01/01/2015 to 12/31/2015	13.125095	12.721950	54,498.6340
01/01/2016 to 12/31/2016	12.721950	12.616036	58,955.5923
01/01/2017 to 12/31/2017	12.616036	15.433067	78,130.5483
01/01/2018 to 12/31/2018	15.433067	13.015614	80,712.4383
01/01/2019 to 12/31/2019	13.015614	15.541783	76,558.4500
01/01/2020 to 12/31/2020	15.541783	16.411193	82,604.3963

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.736517	15.727087	35,946.3647
01/01/2012 to 12/31/2012	15.727087	17.907911	42,277.3969
01/01/2013 to 12/31/2013	17.907911	24.293548	45,200.4306
01/01/2014 to 12/31/2014	24.293548	24.988752	55,062.5462
01/01/2015 to 12/31/2015	24.988752	23.429556	54,385.1766
01/01/2016 to 12/31/2016	23.429556	27.826941	43,258.3917
01/01/2017 to 12/31/2017	27.826941	31.240082	42,028.5167
01/01/2018 to 12/31/2018	31.240082	27.241574	40,406.6098
01/01/2019 to 12/31/2019	27.241574	33.498718	40,927.8803
01/01/2020 to 12/31/2020	33.498718	39.235678	44,000.8491
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.510447	11.492700	364,952.2498
01/01/2012 to 12/31/2012	11.492700	13.030657	303,641.9255
01/01/2013 to 12/31/2013	13.030657	16.858533	371,734.3409
01/01/2014 to 12/31/2014	16.858533	18.730418	360,852.0887
01/01/2015 to 12/31/2015	18.730418	18.568010	264,816.7071
01/01/2016 to 12/31/2016	18.568010	20.316679	278,030.1178
01/01/2017 to 12/31/2017	20.316679	24.197045	282,900.1224
01/01/2018 to 12/31/2018	24.197045	22.619497	243,078.2074
01/01/2019 to 12/31/2019	22.619497	29.064543	216,673.5801
01/01/2020 to 12/31/2020	29.064543	33.639847	202,576.7121
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.811965	20.756199	129,233.7603
01/01/2014 to 12/31/2014	20.756199	22.539090	166,692.4695
01/01/2015 to 12/31/2015	22.539090	22.056313	168,045.1130
01/01/2016 to 12/31/2016	22.056313	24.716370	162,446.7805
01/01/2017 to 12/31/2017	24.716370	28.545114	150,571.7939
01/01/2018 to 12/31/2018	28.545114	25.162022	144,838.5054
01/01/2019 to 12/31/2019	25.162022	32.088995	124,251.3597
01/01/2020 to 12/31/2020	32.088995	32.667496	116,388.8357
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.803303	8.599289	259,249.7696
01/01/2012 to 12/31/2012	8.599289	9.620356	224,585.0002
01/01/2013 to 04/26/2013	9.620356	10.524851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.068260	23.747926	119,505.2549
01/01/2014 to 12/31/2014	23.747926	23.254168	109,502.6963
01/01/2015 to 12/31/2015	23.254168	22.926111	94,216.8883
01/01/2016 to 12/31/2016	22.926111	26.659045	84,634.7442
01/01/2017 to 12/31/2017	26.659045	30.240358	75,566.9975
01/01/2018 to 12/31/2018	30.240358	27.623231	66,557.3984
01/01/2019 to 12/31/2019	27.623231	35.108600	61,956.4099
01/01/2020 to 12/31/2020	35.108600	43.018014	55,951.1492
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.024065	13.977994	178,436.4345
01/01/2012 to 12/31/2012	13.977994	14.452926	167,787.7448
01/01/2013 to 04/26/2013	14.452926	15.651038	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.444247	20.707934	166,484.6595
01/01/2014 to 12/31/2014	20.707934	22.133589	176,174.0102
01/01/2015 to 12/31/2015	22.133589	24.024065	207,625.1577
01/01/2016 to 12/31/2016	24.024065	23.956932	194,069.6210
01/01/2017 to 12/31/2017	23.956932	31.408174	180,375.0546
01/01/2018 to 12/31/2018	31.408174	30.488738	175,708.8452
01/01/2019 to 12/31/2019	30.488738	39.105028	168,316.5255
01/01/2020 to 12/31/2020	39.105028	52.478369	229,988.3272
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.655218	5.889901	421,512.8825
01/01/2012 to 12/31/2012	5.889901	6.485249	413,789.1663
01/01/2013 to 04/26/2013	6.485249	6.773144	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.651343	15.264514	100,967.4669
01/01/2012 to 12/31/2012	15.264514	15.377272	110,787.5642
01/01/2013 to 12/31/2013	15.377272	16.727253	68,924.5753
01/01/2014 to 12/31/2014	16.727253	13.336181	74,110.8328
01/01/2015 to 12/31/2015	13.336181	8.807343	92,814.3262
01/01/2016 to 12/31/2016	8.807343	12.433905	79,949.3711
01/01/2017 to 12/31/2017	12.433905	12.122223	89,389.3962
01/01/2018 to 12/31/2018	12.122223	8.469812	92,775.4730
01/01/2019 to 12/31/2019	8.469812	9.346090	105,218.8317
01/01/2020 to 12/31/2020	9.346090	11.122873	98,095.7615
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.518509	28.467128	174,530.6987
01/01/2017 to 12/31/2017	28.467128	30.178689	150,084.4596
01/01/2018 to 12/31/2018	30.178689	28.444730	131,540.0397
01/01/2019 to 12/31/2019	28.444730	31.914025	117,406.2674
01/01/2020 to 12/31/2020	31.914025	33.415977	111,401.3196
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.542192	23.128254	219,893.8399
01/01/2012 to 12/31/2012	23.128254	25.654361	214,780.1153
01/01/2013 to 12/31/2013	25.654361	27.207186	201,400.9415
01/01/2014 to 12/31/2014	27.207186	28.012247	182,924.3744
01/01/2015 to 12/31/2015	28.012247	26.914264	172,861.8385
01/01/2016 to 04/29/2016	26.914264	27.695839	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.080394	29.073825	25,841.5303
01/01/2017 to 12/31/2017	29.073825	30.836944	20,816.4316
01/01/2018 to 12/31/2018	30.836944	29.098007	19,848.8707
01/01/2019 to 12/31/2019	29.098007	32.664980	14,528.9626
01/01/2020 to 12/31/2020	32.664980	34.253659	13,709.5338
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.292535	12.491238	73,904.8937
01/01/2012 to 12/31/2012	12.491238	13.672498	61,376.5128
01/01/2013 to 12/31/2013	13.672498	13.618052	64,019.2717
01/01/2014 to 12/31/2014	13.618052	13.969333	77,835.6827
01/01/2015 to 12/31/2015	13.969333	13.520174	62,667.7243
01/01/2016 to 04/29/2016	13.520174	13.837231	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.80% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.288453	16.841092	268,944.0108
01/01/2012 to 12/31/2012	16.841092	17.043155	254,635.0206
01/01/2013 to 12/31/2013	17.043155	16.587579	200,804.5790
01/01/2014 to 12/31/2014	16.587579	16.707126	195,468.5770
01/01/2015 to 12/31/2015	16.707126	16.459462	181,040.5173
01/01/2016 to 12/31/2016	16.459462	16.330939	181,832.4746
01/01/2017 to 12/31/2017	16.330939	16.309229	178,384.3189
01/01/2018 to 12/31/2018	16.309229	16.128436	202,829.6513
01/01/2019 to 12/31/2019	16.128436	16.756325	177,519.6861
01/01/2020 to 12/31/2020	16.756325	17.264935	147,914.6720

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.198697	10.532766	1,845,581.3520
01/01/2013 to 12/31/2013	10.532766	11.520955	1,922,115.2669
01/01/2014 to 12/31/2014	11.520955	12.171233	1,813,569.0144
01/01/2015 to 12/31/2015	12.171233	12.047422	1,658,247.6091
01/01/2016 to 12/31/2016	12.047422	12.282548	1,553,831.7663
01/01/2017 to 12/31/2017	12.282548	13.734327	1,388,620.7615
01/01/2018 to 12/31/2018	13.734327	12.573134	1,252,124.0619
01/01/2019 to 12/31/2019	12.573134	14.610049	1,122,367.8364
01/01/2020 to 12/31/2020	14.610049	15.252575	1,056,229.2589
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.836852	9.475085	4,291,432.4986
01/01/2012 to 12/31/2012	9.475085	10.585364	4,037,602.5993
01/01/2013 to 12/31/2013	10.585364	12.347940	4,099,671.7183
01/01/2014 to 12/31/2014	12.347940	12.887037	3,850,449.2433
01/01/2015 to 12/31/2015	12.887037	12.593002	3,551,027.7166
01/01/2016 to 12/31/2016	12.593002	13.361005	3,225,553.5123
01/01/2017 to 12/31/2017	13.361005	15.366105	2,908,282.6889
01/01/2018 to 12/31/2018	15.366105	14.468900	2,799,612.0399
01/01/2019 to 12/31/2019	14.468900	17.019664	2,650,195.5575
01/01/2020 to 12/31/2020	17.019664	19.356585	2,494,771.2765
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.356566	8.772532	2,102,886.8724
01/01/2012 to 12/31/2012	8.772532	10.027496	1,982,502.2891
01/01/2013 to 12/31/2013	10.027496	12.346139	1,851,845.6812
01/01/2014 to 12/31/2014	12.346139	12.926295	1,708,429.2231
01/01/2015 to 12/31/2015	12.926295	12.624971	1,614,788.1552
01/01/2016 to 12/31/2016	12.624971	13.537668	1,569,741.3117
01/01/2017 to 12/31/2017	13.537668	16.167443	1,767,981.0121
01/01/2018 to 12/31/2018	16.167443	14.991551	1,666,570.9097
01/01/2019 to 12/31/2019	14.991551	18.240810	1,555,538.2641
01/01/2020 to 12/31/2020	18.240810	20.988799	1,451,007.6919
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.154919	8.595309	1,344,515.0553
01/01/2012 to 12/31/2012	8.595309	9.930956	1,194,008.8336
01/01/2013 to 12/31/2013	9.930956	12.684406	1,015,882.4198
01/01/2014 to 12/31/2014	12.684406	13.504638	688,422.2148
01/01/2015 to 12/31/2015	13.504638	14.153010	601,920.5278
01/01/2016 to 12/31/2016	14.153010	15.195759	490,703.2406
01/01/2017 to 12/31/2017	15.195759	19.128010	432,787.9062
01/01/2018 to 12/31/2018	19.128010	18.728781	349,935.9306
01/01/2019 to 12/31/2019	18.728781	24.023256	311,822.7603
01/01/2020 to 12/31/2020	24.023256	35.848006	241,454.4878

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.080914	9.940216	2,636,644.5223
01/01/2012 to 12/31/2012	9.940216	10.841879	2,590,866.7994
01/01/2013 to 12/31/2013	10.841879	12.112423	2,379,435.5479
01/01/2014 to 12/31/2014	12.112423	12.646648	2,104,208.9805
01/01/2015 to 12/31/2015	12.646648	12.355551	1,957,894.9733
01/01/2016 to 12/31/2016	12.355551	13.012197	1,851,864.9112
01/01/2017 to 12/31/2017	13.012197	14.466527	1,651,334.1043
01/01/2018 to 12/31/2018	14.466527	13.749483	1,433,022.2499
01/01/2019 to 12/31/2019	13.749483	15.717439	1,317,090.4330
01/01/2020 to 12/31/2020	15.717439	17.476700	1,207,398.9784
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.130359	11.521583	2,333,873.7994
01/01/2013 to 12/31/2013	11.521583	10.954170	1,923,354.9837
01/01/2014 to 12/31/2014	10.954170	11.211254	1,803,967.0510
01/01/2015 to 12/31/2015	11.211254	9.977033	1,442,436.3994
01/01/2016 to 12/31/2016	9.977033	10.698538	1,272,166.7775
01/01/2017 to 12/31/2017	10.698538	11.561296	1,101,452.9086
01/01/2018 to 12/31/2018	11.561296	10.654507	997,010.1160
01/01/2019 to 12/31/2019	10.654507	12.573833	868,666.5926
01/01/2020 to 12/31/2020	12.573833	12.747965	811,746.4063
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.954140	10.262698	3,262,778.8453
01/01/2013 to 12/31/2013	10.262698	11.140953	3,455,195.7467
01/01/2014 to 12/31/2014	11.140953	11.612740	3,367,024.6781
01/01/2015 to 12/31/2015	11.612740	11.415986	3,121,350.9291
01/01/2016 to 12/31/2016	11.415986	11.732651	2,813,754.3242
01/01/2017 to 12/31/2017	11.732651	13.083641	2,501,219.3263
01/01/2018 to 12/31/2018	13.083641	11.949881	2,249,533.0359
01/01/2019 to 12/31/2019	11.949881	14.185827	2,029,315.6615
01/01/2020 to 12/31/2020	14.185827	14.561848	1,913,469.4926
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.177578	20.323542	212,336.0903
01/01/2012 to 12/31/2012	20.323542	23.307882	203,457.5504
01/01/2013 to 12/31/2013	23.307882	25.078819	162,701.3025
01/01/2014 to 12/31/2014	25.078819	25.494051	155,762.3475
01/01/2015 to 12/31/2015	25.494051	24.073973	188,356.7323
01/01/2016 to 12/31/2016	24.073973	27.003572	165,638.7150
01/01/2017 to 12/31/2017	27.003572	28.638306	152,408.3220
01/01/2018 to 12/31/2018	28.638306	27.371492	117,340.6286
01/01/2019 to 12/31/2019	27.371492	30.938035	97,194.1753
01/01/2020 to 12/31/2020	30.938035	32.731037	68,764.0281
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.461735	10.628642	1,142,277.0532
01/01/2012 to 12/31/2012	10.628642	12.210162	1,070,917.6956
01/01/2013 to 12/31/2013	12.210162	15.562098	1,003,466.7128
01/01/2014 to 12/31/2014	15.562098	16.094408	976,529.0955
01/01/2015 to 12/31/2015	16.094408	15.520856	898,403.1297
01/01/2016 to 12/31/2016	15.520856	16.645894	853,141.2595
01/01/2017 to 12/31/2017	16.645894	20.139654	738,351.1652
01/01/2018 to 12/31/2018	20.139654	17.823455	665,439.5319
01/01/2019 to 12/31/2019	17.823455	22.360991	612,616.5706
01/01/2020 to 12/31/2020	22.360991	26.166907	571,342.4003

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.981038	10.430094	3,112,615.6854
01/01/2013 to 12/31/2013	10.430094	11.738718	3,583,803.7247
01/01/2014 to 12/31/2014	11.738718	12.667006	3,284,814.3925
01/01/2015 to 12/31/2015	12.667006	11.956388	3,260,530.8171
01/01/2016 to 12/31/2016	11.956388	12.750893	3,051,165.5258
01/01/2017 to 12/31/2017	12.750893	14.849650	2,801,110.1298
01/01/2018 to 12/31/2018	14.849650	13.536803	2,945,906.9699
01/01/2019 to 12/31/2019	13.536803	16.461352	2,683,845.1955
01/01/2020 to 12/31/2020	16.461352	18.227785	2,437,583.5023
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.478914	15.656440	262,633.5484
01/01/2012 to 12/31/2012	15.656440	18.177905	240,951.5194
01/01/2013 to 12/31/2013	18.177905	23.694123	227,742.2052
01/01/2014 to 12/31/2014	23.694123	23.718022	211,742.6241
01/01/2015 to 12/31/2015	23.718022	22.079104	194,257.2078
01/01/2016 to 12/31/2016	22.079104	28.520132	163,890.0948
01/01/2017 to 12/31/2017	28.520132	31.352531	151,787.9990
01/01/2018 to 12/31/2018	31.352531	26.152137	144,355.2347
01/01/2019 to 12/31/2019	26.152137	33.143342	129,181.7467
01/01/2020 to 12/31/2020	33.143342	32.429135	126,885.0990
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.456715	9.966333	558,034.5419
01/01/2012 to 12/31/2012	9.966333	11.660563	466,500.5315
01/01/2013 to 12/31/2013	11.660563	10.903862	452,640.4430
01/01/2014 to 12/31/2014	10.903862	10.031008	468,185.0236
01/01/2015 to 12/31/2015	10.031008	8.508161	578,090.8443
01/01/2016 to 12/31/2016	8.508161	9.336201	508,846.7432
01/01/2017 to 12/31/2017	9.336201	11.791357	467,945.3730
01/01/2018 to 12/31/2018	11.791357	9.957627	425,535.2977
01/01/2019 to 12/31/2019	9.957627	11.832932	365,513.9441
01/01/2020 to 12/31/2020	11.832932	14.823476	254,609.4874
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.208891	10.248932	72,180.4264
01/01/2012 to 12/31/2012	10.248932	10.824756	81,489.9582
01/01/2013 to 12/31/2013	10.824756	11.061605	186,476.1946
01/01/2014 to 12/31/2014	11.061605	10.966157	211,282.5040
01/01/2015 to 12/31/2015	10.966157	10.701976	195,325.7074
01/01/2016 to 12/31/2016	10.701976	11.508315	185,347.2568
01/01/2017 to 12/31/2017	11.508315	11.742641	165,616.4103
01/01/2018 to 12/31/2018	11.742641	11.591122	134,109.9998
01/01/2019 to 12/31/2019	11.591122	12.208832	118,962.1677
01/01/2020 to 12/31/2020	12.208832	12.262285	101,124.4951

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987809	9.753794	37,183.5212
01/01/2012 to 12/31/2012	9.753794	10.020301	58,136.5523
01/01/2013 to 12/31/2013	10.020301	9.975715	320,862.1165
01/01/2014 to 12/31/2014	9.975715	9.921220	388,213.2182
01/01/2015 to 12/31/2015	9.921220	9.702965	457,633.5966
01/01/2016 to 12/31/2016	9.702965	9.848164	479,751.9689
01/01/2017 to 12/31/2017	9.848164	9.821338	443,054.8460
01/01/2018 to 12/31/2018	9.821338	9.706790	375,911.9943
01/01/2019 to 12/31/2019	9.706790	9.995579	361,784.8051
01/01/2020 to 12/31/2020	9.995579	10.045359	297,655.5996
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.160270	11.928070	85,239.8173
01/01/2012 to 12/31/2012	11.928070	13.414839	175,210.2113
01/01/2013 to 12/31/2013	13.414839	13.338870	79,337.4497
01/01/2014 to 12/31/2014	13.338870	13.276865	58,300.9684
01/01/2015 to 12/31/2015	13.276865	12.522582	46,621.9683
01/01/2016 to 12/31/2016	12.522582	12.431603	54,873.2519
01/01/2017 to 12/31/2017	12.431603	12.251928	52,042.3457
01/01/2018 to 12/31/2018	12.251928	12.177368	40,115.4833
01/01/2019 to 12/31/2019	12.177368	12.124010	46,509.7401
01/01/2020 to 12/31/2020	12.124010	11.226263	50,461.9460
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.072750	13.076104	113,388.9036
01/01/2012 to 12/31/2012	13.076104	16.211779	105,634.9231
01/01/2013 to 12/31/2013	16.211779	16.520134	120,497.6141
01/01/2014 to 12/31/2014	16.520134	18.414936	111,531.1870
01/01/2015 to 12/31/2015	18.414936	17.868635	100,686.1756
01/01/2016 to 12/31/2016	17.868635	17.738721	79,965.9156
01/01/2017 to 12/31/2017	17.738721	19.333840	80,454.1584
01/01/2018 to 12/31/2018	19.333840	17.380355	73,912.8146
01/01/2019 to 12/31/2019	17.380355	21.348207	63,585.2367
01/01/2020 to 12/31/2020	21.348207	19.954363	62,301.7113
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.646879	16.579144	449,696.2090
01/01/2012 to 12/31/2012	16.579144	21.087207	295,333.0442
01/01/2013 to 12/31/2013	21.087207	27.080001	352,769.6008
01/01/2014 to 12/31/2014	27.080001	25.107104	309,436.3043
01/01/2015 to 12/31/2015	25.107104	23.591232	261,454.1996
01/01/2016 to 12/31/2016	23.591232	25.115377	243,326.9073
01/01/2017 to 12/31/2017	25.115377	32.239119	212,214.4393
01/01/2018 to 12/31/2018	32.239119	24.119180	208,444.8698
01/01/2019 to 12/31/2019	24.119180	29.556221	194,730.9429
01/01/2020 to 12/31/2020	29.556221	30.574567	193,008.9763

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010680	1.046550	3,393,320.3342
01/01/2013 to 12/31/2013	1.046550	1.049106	3,585,601.3185
01/01/2014 to 12/31/2014	1.049106	1.090072	2,135,117.7495
01/01/2015 to 12/31/2015	1.090072	1.027660	1,801,334.4149
01/01/2016 to 12/31/2016	1.027660	1.129845	2,353,807.0346
01/01/2017 to 12/31/2017	1.129845	1.223161	2,026,700.5913
01/01/2018 to 12/31/2018	1.223161	1.126185	1,807,930.6555
01/01/2019 to 12/31/2019	1.126185	1.277658	1,084,265.3896
01/01/2020 to 12/31/2020	1.277658	1.384773	934,891.1003
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.184113	9.876117	329,908.2400
01/01/2012 to 12/31/2012	9.876117	11.518581	310,131.1776
01/01/2013 to 12/31/2013	11.518581	15.347858	340,088.2061
01/01/2014 to 12/31/2014	15.347858	16.510796	329,929.4960
01/01/2015 to 12/31/2015	16.510796	15.278501	272,706.8844
01/01/2016 to 12/31/2016	15.278501	17.636921	242,742.6648
01/01/2017 to 12/31/2017	17.636921	20.485749	207,554.6489
01/01/2018 to 12/31/2018	20.485749	17.708449	178,607.6176
01/01/2019 to 12/31/2019	17.708449	21.776497	169,999.4781
01/01/2020 to 12/31/2020	21.776497	21.321464	186,891.7976
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.661715	15.246982	184,600.9777
01/01/2012 to 12/31/2012	15.246982	17.739074	178,343.0383
01/01/2013 to 12/31/2013	17.739074	24.471397	149,419.5319
01/01/2014 to 12/31/2014	24.471397	25.988140	145,521.4093
01/01/2015 to 12/31/2015	25.988140	25.138346	136,596.6172
01/01/2016 to 12/31/2016	25.138346	27.568205	120,873.8144
01/01/2017 to 12/31/2017	27.568205	34.004978	103,635.2593
01/01/2018 to 12/31/2018	34.004978	30.434608	84,012.0071
01/01/2019 to 12/31/2019	30.434608	37.262435	79,962.2538
01/01/2020 to 12/31/2020	37.262435	57.484959	62,834.8978
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.120984	10.564513	518,293.7216
01/01/2014 to 12/31/2014	10.564513	10.926236	574,339.5610
01/01/2015 to 12/31/2015	10.926236	10.804739	690,540.7799
01/01/2016 to 12/31/2016	10.804739	10.870355	714,349.0489
01/01/2017 to 12/31/2017	10.870355	11.052567	754,883.9525
01/01/2018 to 12/31/2018	11.052567	10.878523	633,053.4221
01/01/2019 to 12/31/2019	10.878523	11.585313	576,062.5690
01/01/2020 to 12/31/2020	11.585313	12.300755	460,784.4711
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.300392	10.724159	484,715.9799
01/01/2012 to 12/31/2012	10.724159	11.071850	498,075.0031
01/01/2013 to 04/26/2013	11.071850	11.043124	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012734	1.048594	595,461.4182
01/01/2013 to 12/31/2013	1.048594	1.145329	2,405,091.1984
01/01/2014 to 12/31/2014	1.145329	1.205777	3,484,051.3643
01/01/2015 to 12/31/2015	1.205777	1.197250	3,526,715.8549
01/01/2016 to 12/31/2016	1.197250	1.212451	3,703,456.5480
01/01/2017 to 12/31/2017	1.212451	1.392023	2,959,305.6440
01/01/2018 to 12/31/2018	1.392023	1.271347	2,966,874.3540
01/01/2019 to 12/31/2019	1.271347	1.462777	2,594,557.3601
01/01/2020 to 12/31/2020	1.462777	1.615495	2,801,216.3908
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996823	1.038973	103,589.6716
01/01/2015 to 12/31/2015	1.038973	1.012423	257,008.4638
01/01/2016 to 12/31/2016	1.012423	1.016230	259,670.8437
01/01/2017 to 12/31/2017	1.016230	1.155048	320,170.3352
01/01/2018 to 04/30/2018	1.155048	1.125675	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.921756	12.528496	261,267.3683
01/01/2012 to 12/31/2012	12.528496	14.416084	243,391.2529
01/01/2013 to 12/31/2013	14.416084	16.617317	187,223.0412
01/01/2014 to 12/31/2014	16.617317	16.920561	315,058.8972
01/01/2015 to 12/31/2015	16.920561	16.856421	294,341.9832
01/01/2016 to 12/31/2016	16.856421	17.381346	244,094.5389
01/01/2017 to 12/31/2017	17.381346	21.035397	227,300.1855
01/01/2018 to 12/31/2018	21.035397	19.584392	204,671.2023
01/01/2019 to 12/31/2019	19.584392	24.578639	183,485.2250
01/01/2020 to 12/31/2020	24.578639	27.764436	181,039.0042
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.440526	7.560468	414,451.2122
01/01/2012 to 12/31/2012	7.560468	8.816804	409,387.9530
01/01/2013 to 12/31/2013	8.816804	12.633734	402,527.6846
01/01/2014 to 12/31/2014	12.633734	14.782210	604,196.1620
01/01/2015 to 12/31/2015	14.782210	13.960351	613,300.0917
01/01/2016 to 12/31/2016	13.960351	14.107032	562,251.8922
01/01/2017 to 12/31/2017	14.107032	16.439507	497,674.5968
01/01/2018 to 12/31/2018	16.439507	15.035283	433,902.8950
01/01/2019 to 12/31/2019	15.035283	18.284080	408,382.9715
01/01/2020 to 12/31/2020	18.284080	23.792288	330,487.9902
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	146.788850	133.563610	7,561.2698
01/01/2012 to 12/31/2012	133.563610	161.026092	7,408.2287
01/01/2013 to 12/31/2013	161.026092	204.087712	8,125.3225
01/01/2014 to 04/25/2014	204.087712	212.384108	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.608321	7.022114	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.786819	11.263869	75,951.2114
01/01/2014 to 12/31/2014	11.263869	12.111669	426,111.4846
01/01/2015 to 12/31/2015	12.111669	11.774980	548,661.2728
01/01/2016 to 12/31/2016	11.774980	12.093488	508,883.4107
01/01/2017 to 12/31/2017	12.093488	13.752054	493,376.8403
01/01/2018 to 12/31/2018	13.752054	12.560227	184,216.0590
01/01/2019 to 12/31/2019	12.560227	15.044533	194,799.2086
01/01/2020 to 12/31/2020	15.044533	15.776027	217,174.2583
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.286492	12.553706	311,896.8896
01/01/2012 to 12/31/2012	12.553706	14.417451	303,554.8816
01/01/2013 to 12/31/2013	14.417451	16.921007	268,510.8346
01/01/2014 to 12/31/2014	16.921007	15.495135	281,968.5074
01/01/2015 to 12/31/2015	15.495135	14.978675	386,354.3356
01/01/2016 to 12/31/2016	14.978675	14.611887	386,619.7830
01/01/2017 to 12/31/2017	14.611887	18.429475	340,588.2485
01/01/2018 to 12/31/2018	18.429475	15.597047	291,175.1412
01/01/2019 to 12/31/2019	15.597047	19.695613	242,947.2540
01/01/2020 to 12/31/2020	19.695613	21.905112	168,859.8389
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999781	1.034159	13,609.7785
01/01/2015 to 12/31/2015	1.034159	0.962001	65,416.9257
01/01/2016 to 12/31/2016	0.962001	1.052040	358,019.8355
01/01/2017 to 12/31/2017	1.052040	1.165823	174,768.6500
01/01/2018 to 12/31/2018	1.165823	1.060121	161,653.7398
01/01/2019 to 12/31/2019	1.060121	1.272760	266,229.6024
01/01/2020 to 12/31/2020	1.272760	1.400903	248,640.4799
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.566288	14.839021	1,147,374.4821
01/01/2012 to 12/31/2012	14.839021	15.935720	1,104,195.2781
01/01/2013 to 12/31/2013	15.935720	14.228159	913,147.6301
01/01/2014 to 12/31/2014	14.228159	14.407427	785,635.2479
01/01/2015 to 12/31/2015	14.407427	13.737772	661,374.5059
01/01/2016 to 12/31/2016	13.737772	14.193534	584,640.4391
01/01/2017 to 12/31/2017	14.193534	14.453257	570,456.8539
01/01/2018 to 12/31/2018	14.453257	13.879957	501,140.3861
01/01/2019 to 12/31/2019	13.879957	14.789368	456,851.1965
01/01/2020 to 12/31/2020	14.789368	16.233876	447,646.5270
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.131354	16.379191	2,199,505.9997
01/01/2012 to 12/31/2012	16.379191	17.612171	2,063,278.4485
01/01/2013 to 12/31/2013	17.612171	17.000630	1,865,779.9282
01/01/2014 to 12/31/2014	17.000630	17.432118	1,636,945.8309
01/01/2015 to 12/31/2015	17.432118	17.156288	1,367,737.5455
01/01/2016 to 12/31/2016	17.156288	17.324603	1,246,836.0647
01/01/2017 to 12/31/2017	17.324603	17.817737	1,229,746.9414
01/01/2018 to 12/31/2018	17.817737	17.493087	1,097,198.0663
01/01/2019 to 12/31/2019	17.493087	18.672168	1,019,276.5613
01/01/2020 to 12/31/2020	18.672168	19.939367	1,011,102.3464

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215538	10.738134	21,510.3983
01/01/2014 to 12/31/2014	10.738134	11.480851	100,283.0940
01/01/2015 to 12/31/2015	11.480851	11.157230	144,172.5138
01/01/2016 to 12/31/2016	11.157230	11.481478	80,159.6682
01/01/2017 to 12/31/2017	11.481478	13.160991	160,441.3633
01/01/2018 to 04/30/2018	13.160991	12.579190	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010712	1.066681	248,559.2253
01/01/2013 to 12/31/2013	1.066681	1.155891	855,492.6101
01/01/2014 to 12/31/2014	1.155891	1.225580	1,291,733.1858
01/01/2015 to 12/31/2015	1.225580	1.195524	1,281,901.3323
01/01/2016 to 12/31/2016	1.195524	1.243060	1,299,737.7568
01/01/2017 to 12/31/2017	1.243060	1.398277	1,122,815.3127
01/01/2018 to 12/31/2018	1.398277	1.246292	2,642,721.8149
01/01/2019 to 12/31/2019	1.246292	1.490117	2,546,111.0014
01/01/2020 to 12/31/2020	1.490117	1.497307	2,225,623.8872
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.560613	11.498218	1,628,872.8606
01/01/2012 to 12/31/2012	11.498218	12.768225	1,861,336.5315
01/01/2013 to 12/31/2013	12.768225	14.190487	1,106,032.2462
01/01/2014 to 12/31/2014	14.190487	14.776889	983,976.9019
01/01/2015 to 12/31/2015	14.776889	14.256839	1,106,170.8116
01/01/2016 to 12/31/2016	14.256839	14.842093	986,072.1681
01/01/2017 to 12/31/2017	14.842093	16.923820	827,612.2291
01/01/2018 to 12/31/2018	16.923820	15.567926	790,674.0094
01/01/2019 to 12/31/2019	15.567926	18.325134	731,374.6580
01/01/2020 to 12/31/2020	18.325134	19.805733	717,752.3211
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.143167	10.733165	355,421.1251
01/01/2012 to 12/31/2012	10.733165	12.149667	361,903.6134
01/01/2013 to 12/31/2013	12.149667	14.117733	1,087,080.9617
01/01/2014 to 12/31/2014	14.117733	14.640983	1,068,142.6057
01/01/2015 to 12/31/2015	14.640983	14.075594	1,074,408.6675
01/01/2016 to 12/31/2016	14.075594	14.805146	1,013,485.9027
01/01/2017 to 12/31/2017	14.805146	17.431987	743,160.8630
01/01/2018 to 12/31/2018	17.431987	15.653310	706,253.9345
01/01/2019 to 12/31/2019	15.653310	18.862239	712,161.4000
01/01/2020 to 12/31/2020	18.862239	20.557313	658,395.8132
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.277737	45.607572	93,570.0980
01/01/2012 to 12/31/2012	45.607572	52.948759	85,965.8333
01/01/2013 to 12/31/2013	52.948759	69.708565	84,163.6157
01/01/2014 to 12/31/2014	69.708565	77.712882	93,273.0030
01/01/2015 to 12/31/2015	77.712882	73.736832	94,226.0087
01/01/2016 to 12/31/2016	73.736832	84.136378	59,502.7564
01/01/2017 to 12/31/2017	84.136378	96.838777	47,358.4854
01/01/2018 to 12/31/2018	96.838777	86.565567	49,780.0391
01/01/2019 to 12/31/2019	86.565567	107.781509	48,374.9397
01/01/2020 to 12/31/2020	107.781509	109.109688	40,133.0200

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.321049	9.990196	517,150.9386
01/01/2012 to 12/31/2012	9.990196	11.175965	494,742.3147
01/01/2013 to 12/31/2013	11.175965	15.021807	444,707.8351
01/01/2014 to 12/31/2014	15.021807	16.671898	406,427.2778
01/01/2015 to 12/31/2015	16.671898	17.502220	403,147.3546
01/01/2016 to 12/31/2016	17.502220	18.295040	419,495.6777
01/01/2017 to 12/31/2017	18.295040	22.460657	383,086.0111
01/01/2018 to 12/31/2018	22.460657	21.617822	345,047.3851
01/01/2019 to 12/31/2019	21.617822	27.884362	303,833.2988
01/01/2020 to 12/31/2020	27.884362	34.003583	260,716.8318
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.952252	23.648823	73,807.8948
01/01/2012 to 12/31/2012	23.648823	26.691850	70,191.4652
01/01/2013 to 12/31/2013	26.691850	34.228939	57,501.2402
01/01/2014 to 12/31/2014	34.228939	36.934034	45,490.3395
01/01/2015 to 12/31/2015	36.934034	33.083227	44,362.6880
01/01/2016 to 12/31/2016	33.083227	37.605994	41,251.2049
01/01/2017 to 12/31/2017	37.605994	40.517502	38,608.5310
01/01/2018 to 12/31/2018	40.517502	35.825051	32,946.3180
01/01/2019 to 12/31/2019	35.825051	45.475548	27,794.9063
01/01/2020 to 12/31/2020	45.475548	48.170467	27,586.9037
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.317038	14.125705	224,557.2869
01/01/2012 to 12/31/2012	14.125705	16.418830	198,291.4015
01/01/2013 to 12/31/2013	16.418830	21.434056	206,981.0138
01/01/2014 to 12/31/2014	21.434056	23.884333	164,016.6077
01/01/2015 to 12/31/2015	23.884333	21.361815	234,113.2309
01/01/2016 to 12/31/2016	21.361815	23.794257	213,888.7880
01/01/2017 to 12/31/2017	23.794257	25.944391	203,993.2875
01/01/2018 to 12/31/2018	25.944391	22.137023	149,354.3326
01/01/2019 to 12/31/2019	22.137023	29.526576	117,914.9202
01/01/2020 to 12/31/2020	29.526576	29.845467	75,272.7025
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.750877	10.902463	477,214.1632
01/01/2013 to 12/31/2013	10.902463	10.244493	393,625.4837
01/01/2014 to 12/31/2014	10.244493	10.843739	369,488.7291
01/01/2015 to 12/31/2015	10.843739	10.717518	346,207.0042
01/01/2016 to 12/31/2016	10.717518	10.686344	307,883.8788
01/01/2017 to 12/31/2017	10.686344	10.790616	274,716.8702
01/01/2018 to 12/31/2018	10.790616	10.611515	258,516.2140
01/01/2019 to 12/31/2019	10.611515	11.225648	282,618.4746
01/01/2020 to 12/31/2020	11.225648	11.895081	343,732.3077

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	9.064514	9.933979	529,720.9944
01/01/2014 to 12/31/2014	9.933979	9.449439	415,273.8837
01/01/2015 to 12/31/2015	9.449439	9.097637	327,948.8246
01/01/2016 to 12/31/2016	9.097637	9.405442	266,648.0848
01/01/2017 to 12/31/2017	9.405442	12.486203	225,661.4082
01/01/2018 to 12/31/2018	12.486203	10.174561	206,517.8560
01/01/2019 to 12/31/2019	10.174561	13.257959	170,542.4360
01/01/2020 to 12/31/2020	13.257959	16.473159	140,263.4408
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.923930	7.527931	748,738.6029
01/01/2012 to 12/31/2012	7.527931	8.699940	660,430.1085
01/01/2013 to 04/26/2013	8.699940	9.017323	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.418325	10.253403	1,161,425.3883
01/01/2012 to 12/31/2012	10.253403	10.089764	919,864.3212
01/01/2013 to 12/31/2013	10.089764	9.929608	930,600.7115
01/01/2014 to 12/31/2014	9.929608	9.771994	791,234.0973
01/01/2015 to 12/31/2015	9.771994	9.616882	660,889.0832
01/01/2016 to 12/31/2016	9.616882	9.474845	724,001.7368
01/01/2017 to 12/31/2017	9.474845	9.384038	593,542.2110
01/01/2018 to 12/31/2018	9.384038	9.377309	535,361.8286
01/01/2019 to 12/31/2019	9.377309	9.401787	524,950.5351
01/01/2020 to 12/31/2020	9.401787	9.269926	507,439.9552
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.698319	13.950796	115,740.2404
01/01/2015 to 12/31/2015	13.950796	13.648964	39,575.4149
01/01/2016 to 12/31/2016	13.648964	14.040820	69,275.3430
01/01/2017 to 12/31/2017	14.040820	14.776512	66,689.6479
01/01/2018 to 12/31/2018	14.776512	14.161020	42,300.4148
01/01/2019 to 12/31/2019	14.161020	15.571860	60,523.5039
01/01/2020 to 12/31/2020	15.571860	16.782426	90,906.4823
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.939096	11.958591	2,142,166.2253
01/01/2012 to 12/31/2012	11.958591	13.051863	2,116,973.2366
01/01/2013 to 12/31/2013	13.051863	14.010940	1,711,001.0004
01/01/2014 to 04/25/2014	14.010940	14.117312	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003012	11.799088	3,602,458.2586
01/01/2012 to 12/31/2012	11.799088	13.049943	3,404,395.6274
01/01/2013 to 12/31/2013	13.049943	14.669803	3,215,638.7069
01/01/2014 to 04/25/2014	14.669803	14.725478	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.292191	14.672253	4,471,162.5533
01/01/2015 to 12/31/2015	14.672253	14.284376	4,024,961.7907
01/01/2016 to 12/31/2016	14.284376	14.913452	3,675,505.0495
01/01/2017 to 12/31/2017	14.913452	16.239397	3,253,995.4466
01/01/2018 to 12/31/2018	16.239397	15.276927	2,835,888.2586
01/01/2019 to 12/31/2019	15.276927	17.379216	2,497,547.3840
01/01/2020 to 12/31/2020	17.379216	18.990436	2,296,044.6191
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.784043	11.399904	6,200,509.7628
01/01/2012 to 12/31/2012	11.399904	12.780853	5,887,433.9949
01/01/2013 to 12/31/2013	12.780853	15.020517	5,662,973.2035
01/01/2014 to 04/25/2014	15.020517	15.032150	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.697744	15.202924	5,387,842.7532
01/01/2015 to 12/31/2015	15.202924	14.771918	4,758,345.0008
01/01/2016 to 12/31/2016	14.771918	15.570381	4,317,837.8815
01/01/2017 to 12/31/2017	15.570381	17.581357	3,923,268.2547
01/01/2018 to 12/31/2018	17.581357	16.241134	3,627,600.1621
01/01/2019 to 12/31/2019	16.241134	19.087875	3,306,981.2163
01/01/2020 to 12/31/2020	19.087875	21.385776	2,956,231.0939
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.670563	11.040799	4,536,961.1692
01/01/2012 to 12/31/2012	11.040799	12.572620	4,276,638.6692
01/01/2013 to 12/31/2013	12.572620	15.579528	4,679,471.5785
01/01/2014 to 04/25/2014	15.579528	15.506799	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.623600	9.304422	932,497.8537
01/01/2012 to 12/31/2012	9.304422	10.632302	791,021.1921
01/01/2013 to 04/26/2013	10.632302	11.438970	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.671265	15.263092	4,643,460.1733
01/01/2015 to 12/31/2015	15.263092	14.766037	4,377,886.5972
01/01/2016 to 12/31/2016	14.766037	15.714653	4,181,086.0951
01/01/2017 to 12/31/2017	15.714653	18.429430	3,862,884.9980
01/01/2018 to 12/31/2018	18.429430	16.664108	3,622,231.6096
01/01/2019 to 12/31/2019	16.664108	20.290920	3,218,684.2436
01/01/2020 to 12/31/2020	20.290920	23.281720	2,692,683.2837
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.660430	14.316621	138,318.0041
01/01/2012 to 12/31/2012	14.316621	15.719850	130,875.3804
01/01/2013 to 12/31/2013	15.719850	21.118530	124,227.6055
01/01/2014 to 12/31/2014	21.118530	21.131208	98,607.1212
01/01/2015 to 12/31/2015	21.131208	18.785869	77,553.5257
01/01/2016 to 12/31/2016	18.785869	22.675559	70,917.1078
01/01/2017 to 12/31/2017	22.675559	25.115015	64,669.2719
01/01/2018 to 12/31/2018	25.115015	21.398067	57,213.5149
01/01/2019 to 12/31/2019	21.398067	25.994304	52,351.0369
01/01/2020 to 12/31/2020	25.994304	27.110472	54,615.0984

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.169192	14.150930	42,389.3668
01/01/2012 to 12/31/2012	14.150930	16.418403	26,180.6012
01/01/2013 to 12/31/2013	16.418403	20.617768	26,973.7432
01/01/2014 to 12/31/2014	20.617768	18.932119	35,126.5611
01/01/2015 to 12/31/2015	18.932119	19.703879	47,753.9719
01/01/2016 to 12/31/2016	19.703879	20.520943	42,502.3497
01/01/2017 to 12/31/2017	20.520943	26.345304	43,710.9992
01/01/2018 to 12/31/2018	26.345304	20.593947	42,750.8972
01/01/2019 to 12/31/2019	20.593947	24.935526	37,394.4540
01/01/2020 to 12/31/2020	24.935526	26.695853	32,863.7951
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.348644	22.717309	94,872.8872
01/01/2017 to 12/31/2017	22.717309	26.563097	93,371.6635
01/01/2018 to 12/31/2018	26.563097	26.046865	77,332.2939
01/01/2019 to 12/31/2019	26.046865	33.488665	67,669.3050
01/01/2020 to 12/31/2020	33.488665	36.571527	67,863.6877
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.152803	16.994843	19,180.1518
01/01/2012 to 12/31/2012	16.994843	18.459187	17,350.7569
01/01/2013 to 12/31/2013	18.459187	24.109085	16,277.9677
01/01/2014 to 12/31/2014	24.109085	26.320086	15,332.1857
01/01/2015 to 12/31/2015	26.320086	25.837392	15,367.1553
01/01/2016 to 04/29/2016	25.837392	25.981652	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.667599	11.945921	826,579.3817
01/01/2012 to 12/31/2012	11.945921	13.248456	700,888.4385
01/01/2013 to 12/31/2013	13.248456	17.409738	600,590.1574
01/01/2014 to 12/31/2014	17.409738	18.923249	532,694.4722
01/01/2015 to 12/31/2015	18.923249	19.044988	543,351.0771
01/01/2016 to 12/31/2016	19.044988	20.083227	465,691.3169
01/01/2017 to 12/31/2017	20.083227	23.504930	425,118.6651
01/01/2018 to 12/31/2018	23.504930	23.072132	333,469.3612
01/01/2019 to 12/31/2019	23.072132	29.692882	265,124.0444
01/01/2020 to 12/31/2020	29.692882	32.457984	199,307.7204
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.753325	17.563771	94,505.6784
01/01/2014 to 12/31/2014	17.563771	19.164892	93,381.6377
01/01/2015 to 12/31/2015	19.164892	19.351862	72,951.4773
01/01/2016 to 12/31/2016	19.351862	20.026964	69,484.5156
01/01/2017 to 12/31/2017	20.026964	24.624744	60,638.0470
01/01/2018 to 12/31/2018	24.624744	22.801743	55,183.9045
01/01/2019 to 12/31/2019	22.801743	29.808748	48,554.0036
01/01/2020 to 12/31/2020	29.808748	38.541119	44,071.6046
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.307007	13.029205	110,892.0865
01/01/2012 to 12/31/2012	13.029205	13.593123	113,318.3026
01/01/2013 to 04/26/2013	13.593123	14.658279	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.126850	11.961220	464,938.4878
01/01/2012 to 12/31/2012	11.961220	13.601550	503,657.9198
01/01/2013 to 12/31/2013	13.601550	18.302575	434,074.2684
01/01/2014 to 12/31/2014	18.302575	19.586920	387,843.2866
01/01/2015 to 12/31/2015	19.586920	21.307636	322,251.3773
01/01/2016 to 12/31/2016	21.307636	20.942211	302,668.0330
01/01/2017 to 12/31/2017	20.942211	28.234472	242,141.0940
01/01/2018 to 12/31/2018	28.234472	27.815447	199,153.3722
01/01/2019 to 12/31/2019	27.815447	36.269188	178,749.1838
01/01/2020 to 12/31/2020	36.269188	55.814482	142,203.9517
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.872314	7.450121	43,785.0402
01/01/2012 to 12/31/2012	7.450121	8.260356	39,057.8375
01/01/2013 to 04/26/2013	8.260356	8.871479	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.280910	8.037222	128,040.6046
01/01/2012 to 04/27/2012	8.037222	9.035962	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.173825	16.001403	153,515.7808
01/01/2012 to 12/31/2012	16.001403	16.310287	237,160.0269
01/01/2013 to 12/31/2013	16.310287	15.638812	198,797.9322
01/01/2014 to 12/31/2014	15.638812	16.230879	188,191.8210
01/01/2015 to 12/31/2015	16.230879	15.964250	214,374.9806
01/01/2016 to 12/31/2016	15.964250	16.038659	230,701.8258
01/01/2017 to 12/31/2017	16.038659	16.248460	247,256.0399
01/01/2018 to 12/31/2018	16.248460	15.910625	222,699.8444
01/01/2019 to 12/31/2019	15.910625	16.964428	216,078.5348
01/01/2020 to 12/31/2020	16.964428	17.844511	218,407.0410
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.793842	16.157675	79,313.0679
01/01/2012 to 12/31/2012	16.157675	18.645282	77,114.2958
01/01/2013 to 12/31/2013	18.645282	24.359398	73,845.4134
01/01/2014 to 12/31/2014	24.359398	26.181194	69,468.9866
01/01/2015 to 12/31/2015	26.181194	25.075747	65,776.7335
01/01/2016 to 12/31/2016	25.075747	29.633721	65,627.8255
01/01/2017 to 12/31/2017	29.633721	33.715240	60,015.3953
01/01/2018 to 12/31/2018	33.715240	29.340250	49,620.3330
01/01/2019 to 12/31/2019	29.340250	36.248996	42,448.0828
01/01/2020 to 12/31/2020	36.248996	40.333758	38,168.3819
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.333790	10.602515	103,394.5704
01/01/2012 to 12/31/2012	10.602515	12.305116	92,277.7979
01/01/2013 to 12/31/2013	12.305116	14.705830	88,090.2287
01/01/2014 to 12/31/2014	14.705830	13.556208	91,698.3107
01/01/2015 to 12/31/2015	13.556208	13.166143	127,489.1035
01/01/2016 to 12/31/2016	13.166143	13.082675	125,927.1617
01/01/2017 to 12/31/2017	13.082675	16.035829	119,623.3283
01/01/2018 to 12/31/2018	16.035829	13.551212	114,108.5473
01/01/2019 to 12/31/2019	13.551212	16.213725	105,456.3848
01/01/2020 to 12/31/2020	16.213725	17.155097	108,203.1773

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.148383	16.146327	114,281.1689
01/01/2012 to 12/31/2012	16.146327	18.422276	78,697.5928
01/01/2013 to 12/31/2013	18.422276	25.041316	138,950.8715
01/01/2014 to 12/31/2014	25.041316	25.809501	101,725.8521
01/01/2015 to 12/31/2015	25.809501	24.247567	153,022.3305
01/01/2016 to 12/31/2016	24.247567	28.856113	141,188.6117
01/01/2017 to 12/31/2017	28.856113	32.460147	138,231.2455
01/01/2018 to 12/31/2018	32.460147	28.362526	99,146.9580
01/01/2019 to 12/31/2019	28.362526	34.946959	76,868.5625
01/01/2020 to 12/31/2020	34.946959	41.014077	36,417.5496
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.748324	11.751302	286,897.5958
01/01/2012 to 12/31/2012	11.751302	13.347990	244,264.9301
01/01/2013 to 12/31/2013	13.347990	17.300179	226,003.6786
01/01/2014 to 12/31/2014	17.300179	19.255728	274,056.3891
01/01/2015 to 12/31/2015	19.255728	19.123163	266,831.6433
01/01/2016 to 12/31/2016	19.123163	20.961805	267,377.2644
01/01/2017 to 12/31/2017	20.961805	25.010210	261,014.0888
01/01/2018 to 12/31/2018	25.010210	23.422030	194,904.2335
01/01/2019 to 12/31/2019	23.422030	30.149953	176,003.3162
01/01/2020 to 12/31/2020	30.149953	34.959155	162,757.9270
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.346666	21.408098	248,755.5923
01/01/2014 to 12/31/2014	21.408098	23.293524	135,771.0417
01/01/2015 to 12/31/2015	23.293524	22.840233	120,529.0710
01/01/2016 to 12/31/2016	22.840233	25.646065	128,640.0348
01/01/2017 to 12/31/2017	25.646065	29.677927	125,751.2113
01/01/2018 to 12/31/2018	29.677927	26.213290	90,352.7092
01/01/2019 to 12/31/2019	26.213290	33.496589	79,715.4496
01/01/2020 to 12/31/2020	33.496589	34.168971	78,002.1696
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.850782	8.662946	462,832.5598
01/01/2012 to 12/31/2012	8.662946	9.711073	580,819.1858
01/01/2013 to 04/26/2013	9.711073	10.630851	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.179191	20.176973	79,647.6518
01/01/2014 to 12/31/2014	20.176973	19.797033	73,420.9722
01/01/2015 to 12/31/2015	19.797033	19.556829	57,578.0426
01/01/2016 to 12/31/2016	19.556829	22.786677	48,679.4183
01/01/2017 to 12/31/2017	22.786677	25.899379	43,186.9899
01/01/2018 to 12/31/2018	25.899379	23.705606	36,453.5443
01/01/2019 to 12/31/2019	23.705606	30.189687	33,376.2387
01/01/2020 to 12/31/2020	30.189687	37.065184	26,895.5198
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.351926	14.311582	93,511.0641
01/01/2012 to 12/31/2012	14.311582	14.827643	91,660.6118
01/01/2013 to 04/26/2013	14.827643	16.067029	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	7.004515	8.832540	330,613.1298
01/01/2014 to 12/31/2014	8.832540	9.459526	272,764.4471
01/01/2015 to 12/31/2015	9.459526	10.288041	325,124.8726
01/01/2016 to 12/31/2016	10.288041	10.279831	377,131.9248
01/01/2017 to 12/31/2017	10.279831	13.504012	332,045.2566
01/01/2018 to 12/31/2018	13.504012	13.135104	297,399.1813
01/01/2019 to 12/31/2019	13.135104	16.880884	265,918.9032
01/01/2020 to 12/31/2020	16.880884	22.699342	208,746.3513
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.815663	6.043953	239,925.5071
01/01/2012 to 12/31/2012	6.043953	6.668266	244,215.1087
01/01/2013 to 04/26/2013	6.668266	6.968715	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.732453	15.361565	104,300.6714
01/01/2012 to 12/31/2012	15.361565	15.506197	117,500.0134
01/01/2013 to 12/31/2013	15.506197	16.901273	83,365.2180
01/01/2014 to 12/31/2014	16.901273	13.501963	86,504.6299
01/01/2015 to 12/31/2015	13.501963	8.934732	80,290.3614
01/01/2016 to 12/31/2016	8.934732	12.638993	62,421.6116
01/01/2017 to 12/31/2017	12.638993	12.346767	65,261.5681
01/01/2018 to 12/31/2018	12.346767	8.644100	62,452.1042
01/01/2019 to 12/31/2019	8.644100	9.557503	63,396.1948
01/01/2020 to 12/31/2020	9.557503	11.397311	51,912.9324
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.728516	29.758273	129,993.3845
01/01/2017 to 12/31/2017	29.758273	31.610434	117,064.6110
01/01/2018 to 12/31/2018	31.610434	29.854206	102,597.5374
01/01/2019 to 12/31/2019	29.854206	33.562451	92,912.0372
01/01/2020 to 12/31/2020	33.562451	35.212531	89,032.1591
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.084982	23.732450	169,109.3782
01/01/2012 to 12/31/2012	23.732450	26.377521	172,572.3148
01/01/2013 to 12/31/2013	26.377521	28.030120	151,059.2293
01/01/2014 to 12/31/2014	28.030120	28.917307	138,948.4516
01/01/2015 to 12/31/2015	28.917307	27.839496	127,479.1355
01/01/2016 to 04/29/2016	27.839496	28.666781	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.315106	30.392485	28,294.8075
01/01/2017 to 12/31/2017	30.392485	32.299917	26,906.6614
01/01/2018 to 12/31/2018	32.299917	30.539851	21,960.7784
01/01/2019 to 12/31/2019	30.539851	34.352191	18,976.6587
01/01/2020 to 12/31/2020	34.352191	36.095246	18,522.7400
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.353553	12.578305	43,228.5500
01/01/2012 to 12/31/2012	12.578305	13.795504	66,664.2473
01/01/2013 to 12/31/2013	13.795504	13.768082	44,296.4677
01/01/2014 to 12/31/2014	13.768082	14.151507	58,550.8101
01/01/2015 to 12/31/2015	14.151507	13.723918	58,207.4665
01/01/2016 to 04/29/2016	13.723918	14.054991	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.60% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.824014	17.429548	188,245.4498
01/01/2012 to 12/31/2012	17.429548	17.674177	181,523.1922
01/01/2013 to 12/31/2013	17.674177	17.236178	165,487.1999
01/01/2014 to 12/31/2014	17.236178	17.395157	142,531.7202
01/01/2015 to 12/31/2015	17.395157	17.171609	111,048.5874
01/01/2016 to 12/31/2016	17.171609	17.071639	108,310.8239
01/01/2017 to 12/31/2017	17.071639	17.082986	102,468.2414
01/01/2018 to 12/31/2018	17.082986	16.927627	110,687.4487
01/01/2019 to 12/31/2019	16.927627	17.621838	102,745.9165
01/01/2020 to 12/31/2020	17.621838	18.193168	194,068.4791
Discontinued Investment Portfolios.
The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).
Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).
Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Met Investors Series Trust: American Funds® International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B);
•	Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);
•	Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS® Value Portfolio (Class B);
•	Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);
•	Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);
•	Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B); and
•	Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).
Effective as of April 28, 2014:

APPENDIX A
Condensed Financial Information (continued)
•	Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B);
•	Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);
•	Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);
•	Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and
•	Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).
Effective as of May 1, 2016:
•	Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and
•	Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)

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APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.
				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D
GMIB Plus I Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit Plus (GMIB Plus I). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalities.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
         (Based on the date a contract was issued with the GMIB Plus I rider, the annual increase rate may be higher than 5%. See “Living Benefits — Guaranteed Income Benefits.”)
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges — “the Annual Increase Amount”) is the value upon which future income payments can be based.

         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(3) The Highest Anniversary Value (“HAV”)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial
Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus I rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional Purchase Payments made. The Highest Anniversary

Value line is the value upon which future income payments can be based.

Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus I rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)
         Assume the Owner chooses to exercise the GMIB Plus I rider at the 21st contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 270% of the total Purchase Payments, which equals $270,000. Because the Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($270,000) is used as the Income Base. The Income Base of $270,000 is applied to the GMIB Annuity Table. This yields Annuity Payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 81, the Income Base of $270,000 would yield monthly payments of $1,607; if the Owner were age 86, the Income Base of $270,000 would yield monthly payments of $1,877.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus I may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

         With the GMIB Plus I, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB Plus I, you will have paid for the GMIB Plus I although it was never used.

(5)	The Guaranteed Principal Option
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus I rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus I allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step Up: Automatic Annual Step-Up
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and

(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus I remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus I rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

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APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee II rider. Examples D through K are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee II
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal on or after the contract anniversary following the date the contract Owner reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be

$6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 × 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 × 5%).
If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 × 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 × 5%).

If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 × 5%).

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)
Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually on each contract anniversary, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).
At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than

$159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).
D.    Enhanced GWB — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
E.    Enhanced GWB — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
F.    Enhanced GWB — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
G.    Enhanced GWB — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
H.    Enhanced GWB — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

I.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

J.    Enhanced GWB — How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K.    Enhanced GWB — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 10/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
F-1

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	10/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 10/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	10/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
F-2

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Variable Annuity Account B
and
Brighthouse Life Insurance Company of NY
Class L and Class L - 4 Year (offered between November 22, 2004 and October 7, 2011)
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectuses dated April 30, 2021, for the Individual Variable Deferred Annuity Contracts that are described herein.
The prospectuses concisely set forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (888) 243-1932.
This Statement of Additional Information is dated April 30, 2021.
SAI-0421NYL
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2

COMPANY
Brighthouse Life Insurance Company of NY (“BLNY” or the “Company”) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. (Prior to February 12, 2001, the Company was known as First Cova Life Insurance Company, and prior to June 1, 1995, it was known as First Xerox Life Insurance Company.) BLNY is licensed to conduct business only in the State of New York.
BLNY is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company (“BLIC”). BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLNY's executive offices are located at 285 Madison Avenue, New York, NY 10017.
Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about August 4, 2017, MetLife, Inc. (“MetLife”) terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Variable Annuity Account B (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, First Xerox Life Insurance Company, adopted a resolution to establish the Separate Account under New York insurance law on December 31 1992. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
SERVICES
BLNY maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLNY. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $985,793.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company of NY, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
INDEPENDENT AUDITORS
The consolidated financial statements of Metropolitan Tower Life Insurance Company and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to Metropolitan
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Tower Life Insurance Company and subsidiaries being a member of a controlled group). Such consolidated financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.
CUSTODIAN
Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$65,611,999	$0
2019	$60,583,206	$0
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2018	$51,344,997	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2020 ranged from $343 to $936,599.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $16,766,260. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $364 to $17,702,859.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
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Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
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2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
CALCULATION OF PERFORMANCE INFORMATION
Total Return
From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.
Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced
Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
        P (1 + T)n  =  ERV
Where:
         P  =  a hypothetical initial payment of $1,000
         T  =  average annual total return
         n  =  number of years
ERV =	ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable withdrawal charge, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio’s total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.
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Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition,
VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number
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of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
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Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up
9

contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
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(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
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CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class L
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.188418	10.515091	65,790.2496
01/01/2013 to 12/31/2013	10.515091	11.490127	65,252.2241
01/01/2014 to 12/31/2014	11.490127	12.126533	64,978.7543
01/01/2015 to 12/31/2015	12.126533	11.991176	63,909.1946
01/01/2016 to 12/31/2016	11.991176	12.212986	68,907.6028
01/01/2017 to 12/31/2017	12.212986	13.642936	62,979.8624
01/01/2018 to 12/31/2018	13.642936	12.476909	60,345.9158
01/01/2019 to 12/31/2019	12.476909	14.483746	48,266.9265
01/01/2020 to 12/31/2020	14.483746	15.105562	35,995.2976
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.810440	9.440218	788,297.6003
01/01/2012 to 12/31/2012	9.440218	10.535816	783,781.0960
01/01/2013 to 12/31/2013	10.535816	12.277863	725,364.0728
01/01/2014 to 12/31/2014	12.277863	12.801090	709,639.8758
01/01/2015 to 12/31/2015	12.801090	12.496508	689,624.4595
01/01/2016 to 12/31/2016	12.496508	13.245376	780,742.7231
01/01/2017 to 12/31/2017	13.245376	15.217947	756,424.6089
01/01/2018 to 12/31/2018	15.217947	14.314982	620,175.4610
01/01/2019 to 12/31/2019	14.314982	16.821784	420,593.4862
01/01/2020 to 12/31/2020	16.821784	19.112364	362,360.0671
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.331438	8.740243	209,997.6623
01/01/2012 to 12/31/2012	8.740243	9.980552	200,128.3227
01/01/2013 to 12/31/2013	9.980552	12.276064	197,817.0390
01/01/2014 to 12/31/2014	12.276064	12.840078	184,911.2132
01/01/2015 to 12/31/2015	12.840078	12.528224	179,100.1388
01/01/2016 to 12/31/2016	12.528224	13.420501	166,563.6218
01/01/2017 to 12/31/2017	13.420501	16.011551	172,458.5396
01/01/2018 to 12/31/2018	16.011551	14.832065	134,960.5541
01/01/2019 to 12/31/2019	14.832065	18.028722	119,686.8162
01/01/2020 to 12/31/2020	18.028722	20.723968	103,047.1720
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.130326	8.563666	263,554.7806
01/01/2012 to 12/31/2012	8.563666	9.884458	257,252.2985
01/01/2013 to 12/31/2013	9.884458	12.612403	227,292.0347
01/01/2014 to 12/31/2014	12.612403	13.414557	218,931.0593
01/01/2015 to 12/31/2015	13.414557	14.044549	202,923.4628
01/01/2016 to 12/31/2016	14.044549	15.064238	184,959.0424
01/01/2017 to 12/31/2017	15.064238	18.943568	161,432.7479
01/01/2018 to 12/31/2018	18.943568	18.529538	143,291.3149
01/01/2019 to 12/31/2019	18.529538	23.743937	121,963.1996
01/01/2020 to 12/31/2020	23.743937	35.395735	95,652.0291
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CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.053851	9.903644	379,813.3304
01/01/2012 to 12/31/2012	9.903644	10.791138	352,375.0210
01/01/2013 to 12/31/2013	10.791138	12.043688	362,807.9113
01/01/2014 to 12/31/2014	12.043688	12.562312	345,307.5325
01/01/2015 to 12/31/2015	12.562312	12.260885	334,167.3582
01/01/2016 to 12/31/2016	12.260885	12.899594	319,445.9011
01/01/2017 to 12/31/2017	12.899594	14.327049	222,101.3882
01/01/2018 to 12/31/2018	14.327049	13.603227	197,242.1406
01/01/2019 to 12/31/2019	13.603227	15.534709	145,082.7728
01/01/2020 to 12/31/2020	15.534709	17.256208	122,304.6014
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.118844	11.501942	70,679.8862
01/01/2013 to 12/31/2013	11.501942	10.924562	65,869.4805
01/01/2014 to 12/31/2014	10.924562	11.169773	63,688.7517
01/01/2015 to 12/31/2015	11.169773	9.930173	56,915.0961
01/01/2016 to 12/31/2016	9.930173	10.637649	50,893.2934
01/01/2017 to 12/31/2017	10.637649	11.484040	48,583.1363
01/01/2018 to 12/31/2018	11.484040	10.572667	46,238.6415
01/01/2019 to 12/31/2019	10.572667	12.464782	35,763.7649
01/01/2020 to 12/31/2020	12.464782	12.624736	33,519.8886
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.944106	10.245474	177,977.2214
01/01/2013 to 12/31/2013	10.245474	11.111140	189,938.6591
01/01/2014 to 12/31/2014	11.111140	11.570088	191,403.4476
01/01/2015 to 12/31/2015	11.570088	11.362683	183,563.8433
01/01/2016 to 12/31/2016	11.362683	11.666197	176,678.8011
01/01/2017 to 12/31/2017	11.666197	12.996573	167,560.6971
01/01/2018 to 12/31/2018	12.996573	11.858421	161,907.4840
01/01/2019 to 12/31/2019	11.858421	14.063185	147,491.2151
01/01/2020 to 12/31/2020	14.063185	14.421486	86,503.1503
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.890213	20.014124	43,349.5435
01/01/2012 to 12/31/2012	20.014124	22.929971	46,094.5129
01/01/2013 to 12/31/2013	22.929971	24.647538	41,500.0998
01/01/2014 to 12/31/2014	24.647538	25.030585	41,707.7889
01/01/2015 to 12/31/2015	25.030585	23.612687	40,161.7678
01/01/2016 to 12/31/2016	23.612687	26.459687	32,147.2613
01/01/2017 to 12/31/2017	26.459687	28.033530	28,273.8749
01/01/2018 to 12/31/2018	28.033530	26.766535	27,050.0051
01/01/2019 to 12/31/2019	26.766535	30.224021	25,838.8338
01/01/2020 to 12/31/2020	30.224021	31.943593	22,651.1180
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.391304	10.552787	73,772.9367
01/01/2012 to 12/31/2012	10.552787	12.110842	72,201.8873
01/01/2013 to 12/31/2013	12.110842	15.420093	74,348.3829
01/01/2014 to 12/31/2014	15.420093	15.931601	71,666.4600
01/01/2015 to 12/31/2015	15.931601	15.348487	66,880.8563
01/01/2016 to 12/31/2016	15.348487	16.444579	58,988.9353
01/01/2017 to 12/31/2017	16.444579	19.876267	70,684.8747
01/01/2018 to 12/31/2018	19.876267	17.572664	61,187.4681
01/01/2019 to 12/31/2019	17.572664	22.024320	59,765.0242
01/01/2020 to 12/31/2020	22.024320	25.747106	53,679.4465
13

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.970977	10.412592	191,617.5059
01/01/2013 to 12/31/2013	10.412592	11.707308	217,821.7584
01/01/2014 to 12/31/2014	11.707308	12.620486	222,042.7627
01/01/2015 to 12/31/2015	12.620486	11.900565	215,898.4527
01/01/2016 to 12/31/2016	11.900565	12.678679	201,654.5509
01/01/2017 to 12/31/2017	12.678679	14.750840	205,335.7790
01/01/2018 to 12/31/2018	14.750840	13.433206	188,394.2226
01/01/2019 to 12/31/2019	13.433206	16.319049	163,378.3687
01/01/2020 to 12/31/2020	16.319049	18.052108	113,411.4607
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.293298	15.474716	29,545.3811
01/01/2012 to 12/31/2012	15.474716	17.948868	29,289.1911
01/01/2013 to 12/31/2013	17.948868	23.372214	25,834.2943
01/01/2014 to 12/31/2014	23.372214	23.372395	25,002.2508
01/01/2015 to 12/31/2015	23.372395	21.735600	23,895.3872
01/01/2016 to 12/31/2016	21.735600	28.048371	19,535.6063
01/01/2017 to 12/31/2017	28.048371	30.803191	18,758.0252
01/01/2018 to 12/31/2018	30.803191	25.668063	17,790.1651
01/01/2019 to 12/31/2019	25.668063	32.497360	16,348.2335
01/01/2020 to 12/31/2020	32.497360	31.765195	14,671.8939
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.398539	9.909879	294,715.4067
01/01/2012 to 12/31/2012	9.909879	11.582864	297,947.8113
01/01/2013 to 12/31/2013	11.582864	10.820375	303,199.2190
01/01/2014 to 12/31/2014	10.820375	9.944246	270,703.0227
01/01/2015 to 12/31/2015	9.944246	8.426126	283,076.3860
01/01/2016 to 12/31/2016	8.426126	9.236944	247,145.1204
01/01/2017 to 12/31/2017	9.236944	11.654382	220,006.3600
01/01/2018 to 12/31/2018	11.654382	9.832048	228,748.2005
01/01/2019 to 12/31/2019	9.832048	11.672024	208,940.4640
01/01/2020 to 12/31/2020	11.672024	14.607242	185,967.2273
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.201985	10.231789	19,605.6955
01/01/2012 to 12/31/2012	10.231789	10.795791	20,985.6489
01/01/2013 to 12/31/2013	10.795791	11.020980	60,575.6256
01/01/2014 to 12/31/2014	11.020980	10.914961	54,485.0935
01/01/2015 to 12/31/2015	10.914961	10.641364	51,256.4539
01/01/2016 to 12/31/2016	10.641364	11.431700	47,182.2660
01/01/2017 to 12/31/2017	11.431700	11.652839	41,939.9249
01/01/2018 to 12/31/2018	11.652839	11.490918	34,173.7271
01/01/2019 to 12/31/2019	11.490918	12.091193	33,289.6126
01/01/2020 to 12/31/2020	12.091193	12.131956	34,183.2404
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987672	9.747194	0.0000
01/01/2012 to 12/31/2012	9.747194	10.003456	2,661.1551
01/01/2013 to 12/31/2013	10.003456	9.948991	108,714.2971
01/01/2014 to 12/31/2014	9.948991	9.884750	117,354.1239
01/01/2015 to 12/31/2015	9.884750	9.657634	144,568.8357
01/01/2016 to 12/31/2016	9.657634	9.792357	119,840.5295
01/01/2017 to 12/31/2017	9.792357	9.755947	122,771.2431
01/01/2018 to 12/31/2018	9.755947	9.632471	58,462.9316
01/01/2019 to 12/31/2019	9.632471	9.909134	62,929.1930
01/01/2020 to 12/31/2020	9.909134	9.948501	62,411.6823
14

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.139976	11.896288	7,025.1171
01/01/2012 to 12/31/2012	11.896288	13.365653	6,777.2708
01/01/2013 to 12/31/2013	13.365653	13.276677	10,467.8503
01/01/2014 to 12/31/2014	13.276677	13.201749	9,617.8736
01/01/2015 to 12/31/2015	13.201749	12.439278	9,831.7966
01/01/2016 to 12/31/2016	12.439278	12.336560	10,116.6199
01/01/2017 to 12/31/2017	12.336560	12.146137	10,547.6423
01/01/2018 to 12/31/2018	12.146137	12.060082	9,445.4390
01/01/2019 to 12/31/2019	12.060082	11.995234	10,018.9807
01/01/2020 to 12/31/2020	11.995234	11.095883	10,969.3413
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.979123	12.976144	128,487.8063
01/01/2012 to 12/31/2012	12.976144	16.071691	118,600.1936
01/01/2013 to 12/31/2013	16.071691	16.361006	113,034.4311
01/01/2014 to 12/31/2014	16.361006	18.219333	104,287.2704
01/01/2015 to 12/31/2015	18.219333	17.661157	89,478.9740
01/01/2016 to 12/31/2016	17.661157	17.515237	81,579.3392
01/01/2017 to 12/31/2017	17.515237	19.071237	78,857.5736
01/01/2018 to 12/31/2018	19.071237	17.127041	75,435.5646
01/01/2019 to 12/31/2019	17.127041	21.016041	61,033.5342
01/01/2020 to 12/31/2020	21.016041	19.624176	66,225.2367
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.405629	16.359204	77,165.0753
01/01/2012 to 12/31/2012	16.359204	20.786563	71,744.2011
01/01/2013 to 12/31/2013	20.786563	26.667256	60,517.3021
01/01/2014 to 12/31/2014	26.667256	24.699703	66,707.3975
01/01/2015 to 12/31/2015	24.699703	23.185213	60,988.6653
01/01/2016 to 12/31/2016	23.185213	24.658455	57,916.1237
01/01/2017 to 12/31/2017	24.658455	31.621070	47,031.8067
01/01/2018 to 12/31/2018	31.621070	23.632986	52,108.7887
01/01/2019 to 12/31/2019	23.632986	28.931483	48,148.7448
01/01/2020 to 12/31/2020	28.931483	29.898291	52,735.2815
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010663	1.045831	52,994.9679
01/01/2013 to 12/31/2013	1.045831	1.047337	236,723.2101
01/01/2014 to 12/31/2014	1.047337	1.087147	223,735.7783
01/01/2015 to 12/31/2015	1.087147	1.023876	243,449.4210
01/01/2016 to 12/31/2016	1.023876	1.124561	230,040.0604
01/01/2017 to 12/31/2017	1.124561	1.216227	200,278.1189
01/01/2018 to 12/31/2018	1.216227	1.118675	189,596.2585
01/01/2019 to 12/31/2019	1.118675	1.267870	176,766.5126
01/01/2020 to 12/31/2020	1.267870	1.372787	145,740.6951
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.123079	9.805176	66,685.6370
01/01/2012 to 12/31/2012	9.805176	11.415893	62,848.1215
01/01/2013 to 12/31/2013	11.415893	15.195357	59,339.6239
01/01/2014 to 12/31/2014	15.195357	16.330397	52,920.7703
01/01/2015 to 12/31/2015	16.330397	15.096452	52,537.5622
01/01/2016 to 12/31/2016	15.096452	17.409352	37,500.8314
01/01/2017 to 12/31/2017	17.409352	20.201278	35,805.1042
01/01/2018 to 12/31/2018	20.201278	17.444978	30,652.8360
01/01/2019 to 12/31/2019	17.444978	21.431067	30,689.9233
01/01/2020 to 12/31/2020	21.431067	20.962207	30,782.9939
15

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.469377	15.044709	57,940.4032
01/01/2012 to 12/31/2012	15.044709	17.486156	55,908.4273
01/01/2013 to 12/31/2013	17.486156	24.098401	52,355.6936
01/01/2014 to 12/31/2014	24.098401	25.566439	50,536.3782
01/01/2015 to 12/31/2015	25.566439	24.705705	49,088.8926
01/01/2016 to 12/31/2016	24.705705	27.066666	45,483.7473
01/01/2017 to 12/31/2017	27.066666	33.353081	41,152.4112
01/01/2018 to 12/31/2018	33.353081	29.821121	40,521.2356
01/01/2019 to 12/31/2019	29.821121	36.474816	38,818.5416
01/01/2020 to 12/31/2020	36.474816	56.213551	29,719.2858
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.065340	10.504568	179,617.1624
01/01/2014 to 12/31/2014	10.504568	10.853381	198,722.0799
01/01/2015 to 12/31/2015	10.853381	10.721965	192,472.9734
01/01/2016 to 12/31/2016	10.721965	10.776295	173,709.3682
01/01/2017 to 12/31/2017	10.776295	10.946010	166,330.3577
01/01/2018 to 12/31/2018	10.946010	10.762816	153,295.6099
01/01/2019 to 12/31/2019	10.762816	11.450632	153,187.3339
01/01/2020 to 12/31/2020	11.450632	12.145574	155,459.7504
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.272748	10.684718	148,445.0282
01/01/2012 to 12/31/2012	10.684718	11.020045	168,908.9524
01/01/2013 to 04/26/2013	11.020045	10.991333	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012718	1.047873	48,680.1488
01/01/2013 to 12/31/2013	1.047873	1.143398	531,239.7615
01/01/2014 to 12/31/2014	1.143398	1.202541	502,235.1289
01/01/2015 to 12/31/2015	1.202541	1.192843	480,283.8956
01/01/2016 to 12/31/2016	1.192843	1.206780	448,342.5647
01/01/2017 to 12/31/2017	1.206780	1.384133	66,826.3217
01/01/2018 to 12/31/2018	1.384133	1.262869	50,852.2747
01/01/2019 to 12/31/2019	1.262869	1.451570	34,159.8830
01/01/2020 to 12/31/2020	1.451570	1.601512	32,499.3558
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996809	1.038256	0.0000
01/01/2015 to 12/31/2015	1.038256	1.010713	0.0000
01/01/2016 to 12/31/2016	1.010713	1.013500	0.0000
01/01/2017 to 12/31/2017	1.013500	1.150797	0.0000
01/01/2018 to 04/30/2018	1.150797	1.121166	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.861435	12.457570	56,846.7084
01/01/2012 to 12/31/2012	12.457570	14.320073	48,200.8457
01/01/2013 to 12/31/2013	14.320073	16.490154	36,148.9308
01/01/2014 to 12/31/2014	16.490154	16.774291	34,161.7556
01/01/2015 to 12/31/2015	16.774291	16.693997	31,480.7725
01/01/2016 to 12/31/2016	16.693997	17.196660	25,569.2764
01/01/2017 to 12/31/2017	17.196660	20.791155	22,870.9370
01/01/2018 to 12/31/2018	20.791155	19.337530	22,333.9276
01/01/2019 to 12/31/2019	19.337530	24.244574	20,442.3523
01/01/2020 to 12/31/2020	24.244574	27.359621	17,757.4418
16

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.339169	7.450037	116,186.6790
01/01/2012 to 12/31/2012	7.450037	8.679293	116,709.6246
01/01/2013 to 12/31/2013	8.679293	12.424274	146,050.5013
01/01/2014 to 12/31/2014	12.424274	14.522602	186,091.5821
01/01/2015 to 12/31/2015	14.522602	13.701458	188,018.9138
01/01/2016 to 12/31/2016	13.701458	13.831577	166,670.8084
01/01/2017 to 12/31/2017	13.831577	16.102450	154,414.6884
01/01/2018 to 12/31/2018	16.102450	14.712204	140,678.9322
01/01/2019 to 12/31/2019	14.712204	17.873307	124,568.2422
01/01/2020 to 12/31/2020	17.873307	23.234475	101,423.7075
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	142.621142	129.641895	1,782.7063
01/01/2012 to 12/31/2012	129.641895	156.141071	1,622.6602
01/01/2013 to 12/31/2013	156.141071	197.698607	1,732.8998
01/01/2014 to 04/25/2014	197.698607	205.670490	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.574211	6.983591	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.781562	11.250795	0.0000
01/01/2014 to 12/31/2014	11.250795	12.085520	0.0000
01/01/2015 to 12/31/2015	12.085520	11.737809	0.0000
01/01/2016 to 12/31/2016	11.737809	12.043264	6,769.9243
01/01/2017 to 12/31/2017	12.043264	13.681299	21,184.0721
01/01/2018 to 12/31/2018	13.681299	12.483037	8,574.8866
01/01/2019 to 12/31/2019	12.483037	14.937134	5,145.4283
01/01/2020 to 12/31/2020	14.937134	15.647708	10,238.9600
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.091939	12.370383	136,922.4668
01/01/2012 to 12/31/2012	12.370383	14.192640	131,970.3286
01/01/2013 to 12/31/2013	14.192640	16.640515	120,658.7732
01/01/2014 to 12/31/2014	16.640515	15.223038	120,884.3574
01/01/2015 to 12/31/2015	15.223038	14.700931	117,982.4158
01/01/2016 to 12/31/2016	14.700931	14.326607	120,124.9225
01/01/2017 to 12/31/2017	14.326607	18.051664	102,072.6562
01/01/2018 to 12/31/2018	18.051664	15.261931	100,147.4291
01/01/2019 to 12/31/2019	15.261931	19.253177	94,089.6563
01/01/2020 to 12/31/2020	19.253177	21.391577	91,444.6876
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999767	1.033445	0.0000
01/01/2015 to 12/31/2015	1.033445	0.960376	0.0000
01/01/2016 to 12/31/2016	0.960376	1.049213	15,937.9917
01/01/2017 to 12/31/2017	1.049213	1.161532	38,339.4826
01/01/2018 to 12/31/2018	1.161532	1.055157	22,241.1333
01/01/2019 to 12/31/2019	1.055157	1.265534	20,033.7932
01/01/2020 to 12/31/2020	1.265534	1.391554	0.0000
17

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.462572	14.710903	471,342.9633
01/01/2012 to 12/31/2012	14.710903	15.782261	393,736.9025
01/01/2013 to 12/31/2013	15.782261	14.077051	437,841.5574
01/01/2014 to 12/31/2014	14.077051	14.240165	415,219.4528
01/01/2015 to 12/31/2015	14.240165	13.564706	388,328.0308
01/01/2016 to 12/31/2016	13.564706	14.000717	348,542.7020
01/01/2017 to 12/31/2017	14.000717	14.242700	367,822.6256
01/01/2018 to 12/31/2018	14.242700	13.664003	340,338.8310
01/01/2019 to 12/31/2019	13.664003	14.544713	310,431.2011
01/01/2020 to 12/31/2020	14.544713	15.949330	279,531.4545
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.911764	16.140123	948,844.4860
01/01/2012 to 12/31/2012	16.140123	17.337670	751,456.3522
01/01/2013 to 12/31/2013	17.337670	16.718928	749,699.8642
01/01/2014 to 12/31/2014	16.718928	17.126132	736,964.8118
01/01/2015 to 12/31/2015	17.126132	16.838293	671,054.1407
01/01/2016 to 12/31/2016	16.838293	16.986493	606,075.9762
01/01/2017 to 12/31/2017	16.986493	17.452590	602,178.3848
01/01/2018 to 12/31/2018	17.452590	17.117370	553,579.4675
01/01/2019 to 12/31/2019	17.117370	18.252868	495,946.9030
01/01/2020 to 12/31/2020	18.252868	19.472078	466,682.3657
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215259	10.730608	0.0000
01/01/2014 to 12/31/2014	10.730608	11.461336	0.0000
01/01/2015 to 12/31/2015	11.461336	11.127129	8,767.0328
01/01/2016 to 12/31/2016	11.127129	11.439057	8,646.8613
01/01/2017 to 12/31/2017	11.439057	13.099302	12,865.7474
01/01/2018 to 04/30/2018	13.099302	12.516143	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.065948	13,244.6049
01/01/2013 to 12/31/2013	1.065948	1.153942	31,269.1441
01/01/2014 to 12/31/2014	1.153942	1.222291	45,502.1754
01/01/2015 to 12/31/2015	1.222291	1.191123	44,955.3723
01/01/2016 to 12/31/2016	1.191123	1.237247	44,552.9112
01/01/2017 to 12/31/2017	1.237247	1.390352	14,207.1461
01/01/2018 to 12/31/2018	1.390352	1.237981	116,529.1322
01/01/2019 to 12/31/2019	1.237981	1.478701	82,945.0026
01/01/2020 to 12/31/2020	1.478701	1.484347	78,938.6549
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.500012	11.426536	415,423.0426
01/01/2012 to 12/31/2012	11.426536	12.675878	513,040.3338
01/01/2013 to 12/31/2013	12.675878	14.073774	512,172.2816
01/01/2014 to 12/31/2014	14.073774	14.640704	497,241.7740
01/01/2015 to 12/31/2015	14.640704	14.111323	456,880.0248
01/01/2016 to 12/31/2016	14.111323	14.675922	447,733.1431
01/01/2017 to 12/31/2017	14.675922	16.717670	331,752.1019
01/01/2018 to 12/31/2018	16.717670	15.362826	319,563.3593
01/01/2019 to 12/31/2019	15.362826	18.065637	288,259.5939
01/01/2020 to 12/31/2020	18.065637	19.505700	272,160.1018
18

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.084748	10.666243	116,538.0545
01/01/2012 to 12/31/2012	10.666243	12.061785	78,477.8256
01/01/2013 to 12/31/2013	12.061785	14.001609	82,940.8950
01/01/2014 to 12/31/2014	14.001609	14.506040	80,657.4323
01/01/2015 to 12/31/2015	14.506040	13.931917	78,242.6329
01/01/2016 to 12/31/2016	13.931917	14.639379	62,631.5830
01/01/2017 to 12/31/2017	14.639379	17.219636	45,080.0814
01/01/2018 to 12/31/2018	17.219636	15.447073	36,714.5029
01/01/2019 to 12/31/2019	15.447073	18.595122	32,085.5300
01/01/2020 to 12/31/2020	18.595122	20.245878	28,825.8288
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.619129	44.940498	29,930.3981
01/01/2012 to 12/31/2012	44.940498	52.121894	28,889.5106
01/01/2013 to 12/31/2013	52.121894	68.551426	33,004.1825
01/01/2014 to 12/31/2014	68.551426	76.346488	31,585.0984
01/01/2015 to 12/31/2015	76.346488	72.367912	30,653.0683
01/01/2016 to 12/31/2016	72.367912	82.491872	23,844.4848
01/01/2017 to 12/31/2017	82.491872	94.851399	22,055.0748
01/01/2018 to 12/31/2018	94.851399	84.703738	19,296.4404
01/01/2019 to 12/31/2019	84.703738	105.357980	19,206.7875
01/01/2020 to 12/31/2020	105.357980	106.549352	17,402.7908
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.180436	9.844256	142,399.1406
01/01/2012 to 12/31/2012	9.844256	11.001636	128,501.1338
01/01/2013 to 12/31/2013	11.001636	14.772721	124,462.8650
01/01/2014 to 12/31/2014	14.772721	16.379062	101,107.9567
01/01/2015 to 12/31/2015	16.379062	17.177611	88,671.7489
01/01/2016 to 12/31/2016	17.177611	17.937778	71,256.2674
01/01/2017 to 12/31/2017	17.937778	22.000113	60,272.0815
01/01/2018 to 12/31/2018	22.000113	21.153266	54,960.9846
01/01/2019 to 12/31/2019	21.153266	27.257874	48,316.4887
01/01/2020 to 12/31/2020	27.257874	33.206306	42,037.2825
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.620764	23.311362	58,395.7684
01/01/2012 to 12/31/2012	23.311362	26.284529	54,753.5100
01/01/2013 to 12/31/2013	26.284529	33.672929	52,503.1448
01/01/2014 to 12/31/2014	33.672929	36.297762	48,883.5160
01/01/2015 to 12/31/2015	36.297762	32.480771	44,995.0080
01/01/2016 to 12/31/2016	32.480771	36.884267	42,720.8843
01/01/2017 to 12/31/2017	36.884267	39.700298	39,407.2271
01/01/2018 to 12/31/2018	39.700298	35.067179	36,138.8175
01/01/2019 to 12/31/2019	35.067179	44.469040	33,147.4111
01/01/2020 to 12/31/2020	44.469040	47.057093	32,853.9629
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.215147	14.017731	15,213.3927
01/01/2012 to 12/31/2012	14.017731	16.276960	14,734.4642
01/01/2013 to 12/31/2013	16.276960	21.227624	27,869.8411
01/01/2014 to 12/31/2014	21.227624	23.630659	35,160.7402
01/01/2015 to 12/31/2015	23.630659	21.113789	33,105.0919
01/01/2016 to 12/31/2016	21.113789	23.494483	27,017.4419
01/01/2017 to 12/31/2017	23.494483	25.592004	26,659.2294
01/01/2018 to 12/31/2018	25.592004	21.814380	11,360.2942
01/01/2019 to 12/31/2019	21.814380	29.067162	11,285.4725
01/01/2020 to 12/31/2020	29.067162	29.351634	10,993.8549
19

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.740046	10.884172	25,896.3860
01/01/2013 to 12/31/2013	10.884172	10.217080	17,639.3606
01/01/2014 to 12/31/2014	10.217080	10.803915	17,489.3536
01/01/2015 to 12/31/2015	10.803915	10.667482	16,845.6695
01/01/2016 to 12/31/2016	10.667482	10.625822	16,581.8246
01/01/2017 to 12/31/2017	10.625822	10.718809	16,808.6931
01/01/2018 to 12/31/2018	10.718809	10.530304	16,060.3674
01/01/2019 to 12/31/2019	10.530304	11.128603	8,571.5974
01/01/2020 to 12/31/2020	11.128603	11.780433	7,856.6709
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	9.019129	9.877586	106,158.1101
01/01/2014 to 12/31/2014	9.877586	9.386400	97,009.0436
01/01/2015 to 12/31/2015	9.386400	9.027907	97,190.5468
01/01/2016 to 12/31/2016	9.027907	9.324025	87,398.1985
01/01/2017 to 12/31/2017	9.324025	12.365792	74,860.8608
01/01/2018 to 12/31/2018	12.365792	10.066301	79,498.3379
01/01/2019 to 12/31/2019	10.066301	13.103786	70,688.7217
01/01/2020 to 12/31/2020	13.103786	16.265278	60,119.5922
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.899968	7.500217	115,747.1641
01/01/2012 to 12/31/2012	7.500217	8.659204	108,736.2914
01/01/2013 to 04/26/2013	8.659204	8.972248	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.276448	10.103688	138,853.4964
01/01/2012 to 12/31/2012	10.103688	9.932445	139,418.3602
01/01/2013 to 12/31/2013	9.932445	9.765015	126,747.5357
01/01/2014 to 12/31/2014	9.765015	9.600406	118,776.0650
01/01/2015 to 12/31/2015	9.600406	9.438573	81,635.9940
01/01/2016 to 12/31/2016	9.438573	9.289873	94,936.5295
01/01/2017 to 12/31/2017	9.289873	9.191666	80,451.0138
01/01/2018 to 12/31/2018	9.191666	9.175844	67,750.6616
01/01/2019 to 12/31/2019	9.175844	9.190600	93,132.8599
01/01/2020 to 12/31/2020	9.190600	9.052617	65,202.1297
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.638745	13.880728	0.0000
01/01/2015 to 12/31/2015	13.880728	13.566834	0.0000
01/01/2016 to 12/31/2016	13.566834	13.942382	0.0000
01/01/2017 to 12/31/2017	13.942382	14.658293	0.0000
01/01/2018 to 12/31/2018	14.658293	14.033603	27,858.7339
01/01/2019 to 12/31/2019	14.033603	15.416326	27,472.9005
01/01/2020 to 12/31/2020	15.416326	16.598152	33,487.4069
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.865753	11.873279	434,217.1695
01/01/2012 to 12/31/2012	11.873279	12.945732	508,669.2421
01/01/2013 to 12/31/2013	12.945732	13.883120	446,461.8261
01/01/2014 to 04/25/2014	13.883120	13.984114	0.0000
20

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.929274	11.714907	827,566.0048
01/01/2012 to 12/31/2012	11.714907	12.943820	885,801.6242
01/01/2013 to 12/31/2013	12.943820	14.535968	814,159.2158
01/01/2014 to 04/25/2014	14.535968	14.586537	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.982160	14.344266	1,244,220.5846
01/01/2015 to 12/31/2015	14.344266	13.951097	1,139,472.9296
01/01/2016 to 12/31/2016	13.951097	14.550937	972,557.0414
01/01/2017 to 12/31/2017	14.550937	15.828863	895,004.7786
01/01/2018 to 12/31/2018	15.828863	14.875752	684,981.9298
01/01/2019 to 12/31/2019	14.875752	16.905921	635,022.9577
01/01/2020 to 12/31/2020	16.905921	18.454751	573,862.6166
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.711644	11.318563	1,491,372.9037
01/01/2012 to 12/31/2012	11.318563	12.676909	1,461,916.4386
01/01/2013 to 12/31/2013	12.676909	14.883473	1,214,622.8337
01/01/2014 to 04/25/2014	14.883473	14.890305	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.888224	15.389533	1,189,187.9946
01/01/2015 to 12/31/2015	15.389533	14.938285	1,130,841.9151
01/01/2016 to 12/31/2016	14.938285	15.730003	1,045,643.5436
01/01/2017 to 12/31/2017	15.730003	17.743898	854,540.3589
01/01/2018 to 12/31/2018	17.743898	16.374801	736,875.5044
01/01/2019 to 12/31/2019	16.374801	19.225739	641,476.4112
01/01/2020 to 12/31/2020	19.225739	21.518652	556,784.8921
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.598853	10.962009	132,109.4686
01/01/2012 to 12/31/2012	10.962009	12.470358	138,071.6607
01/01/2013 to 12/31/2013	12.470358	15.437370	197,796.5916
01/01/2014 to 04/25/2014	15.437370	15.360462	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.597761	9.270180	96,816.7887
01/01/2012 to 12/31/2012	9.270180	10.582532	87,785.8602
01/01/2013 to 04/26/2013	10.582532	11.381805	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.347453	15.955756	176,853.9927
01/01/2015 to 12/31/2015	15.955756	15.420708	147,564.3065
01/01/2016 to 12/31/2016	15.420708	16.394979	129,288.6527
01/01/2017 to 12/31/2017	16.394979	19.208132	91,982.2650
01/01/2018 to 12/31/2018	19.208132	17.350750	77,225.7685
01/01/2019 to 12/31/2019	17.350750	21.105890	69,339.8398
01/01/2020 to 12/31/2020	21.105890	24.192547	59,361.1394
21

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.474414	14.107583	8,316.4312
01/01/2012 to 12/31/2012	14.107583	15.474756	8,335.3865
01/01/2013 to 12/31/2013	15.474756	20.768498	12,794.5765
01/01/2014 to 12/31/2014	20.768498	20.760186	12,896.2135
01/01/2015 to 12/31/2015	20.760186	18.437567	12,189.1365
01/01/2016 to 12/31/2016	18.437567	22.232898	10,479.9669
01/01/2017 to 12/31/2017	22.232898	24.600198	10,396.9408
01/01/2018 to 12/31/2018	24.600198	20.938358	9,184.7088
01/01/2019 to 12/31/2019	20.938358	25.410430	5,204.7022
01/01/2020 to 12/31/2020	25.410430	26.474959	4,869.4984
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.132004	14.106174	12,352.6481
01/01/2012 to 12/31/2012	14.106174	16.350037	14,110.5722
01/01/2013 to 12/31/2013	16.350037	20.511410	12,213.5461
01/01/2014 to 12/31/2014	20.511410	18.815620	14,000.4457
01/01/2015 to 12/31/2015	18.815620	19.563055	14,409.0393
01/01/2016 to 12/31/2016	19.563055	20.353916	12,326.7185
01/01/2017 to 12/31/2017	20.353916	26.104844	11,708.4717
01/01/2018 to 12/31/2018	26.104844	20.385444	13,144.2550
01/01/2019 to 12/31/2019	20.385444	24.658404	12,874.1683
01/01/2020 to 12/31/2020	24.658404	26.372707	12,098.4231
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.046869	22.395704	1,832.2479
01/01/2017 to 12/31/2017	22.395704	26.160961	1,906.8595
01/01/2018 to 12/31/2018	26.160961	25.626749	1,717.2066
01/01/2019 to 12/31/2019	25.626749	32.915591	2,422.6563
01/01/2020 to 12/31/2020	32.915591	35.909659	1,455.5598
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.848335	16.693124	1,504.9575
01/01/2012 to 12/31/2012	16.693124	18.113252	789.9090
01/01/2013 to 12/31/2013	18.113252	23.633637	693.2496
01/01/2014 to 12/31/2014	23.633637	25.775246	638.9217
01/01/2015 to 12/31/2015	25.775246	25.277248	628.4541
01/01/2016 to 04/29/2016	25.277248	25.410021	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.495080	11.771472	49,516.9796
01/01/2012 to 12/31/2012	11.771472	13.041871	45,000.0569
01/01/2013 to 12/31/2013	13.041871	17.121148	34,774.6859
01/01/2014 to 12/31/2014	17.121148	18.590970	19,848.4718
01/01/2015 to 12/31/2015	18.590970	18.691868	15,856.4766
01/01/2016 to 12/31/2016	18.691868	19.691157	11,122.2538
01/01/2017 to 12/31/2017	19.691157	23.023103	10,083.5725
01/01/2018 to 12/31/2018	23.023103	22.576451	8,301.4028
01/01/2019 to 12/31/2019	22.576451	29.025926	7,523.4042
01/01/2020 to 12/31/2020	29.025926	31.697107	6,088.2797
22

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.621041	17.394570	10,008.6654
01/01/2014 to 12/31/2014	17.394570	18.961291	9,803.6423
01/01/2015 to 12/31/2015	18.961291	19.127133	9,082.2600
01/01/2016 to 12/31/2016	19.127133	19.774609	8,409.8938
01/01/2017 to 12/31/2017	19.774609	24.290234	7,863.6140
01/01/2018 to 12/31/2018	24.290234	22.469370	7,048.5934
01/01/2019 to 12/31/2019	22.469370	29.344877	5,839.3694
01/01/2020 to 12/31/2020	29.344877	37.903339	5,709.6171
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.211806	12.929589	18,578.5618
01/01/2012 to 12/31/2012	12.929589	13.475635	15,459.3732
01/01/2013 to 04/26/2013	13.475635	14.526966	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.998016	11.822340	69,608.7160
01/01/2012 to 12/31/2012	11.822340	13.430120	107,836.9467
01/01/2013 to 12/31/2013	13.430120	18.053842	93,676.4056
01/01/2014 to 12/31/2014	18.053842	19.301419	75,371.2263
01/01/2015 to 12/31/2015	19.301419	20.976066	59,516.5087
01/01/2016 to 12/31/2016	20.976066	20.595720	58,231.2186
01/01/2017 to 12/31/2017	20.595720	27.739682	48,298.3502
01/01/2018 to 12/31/2018	27.739682	27.300516	42,409.6411
01/01/2019 to 12/31/2019	27.300516	35.562181	34,268.6151
01/01/2020 to 12/31/2020	35.562181	54.671703	25,725.7977
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.847376	7.419110	53,311.4079
01/01/2012 to 12/31/2012	7.419110	8.217708	53,387.6857
01/01/2013 to 04/26/2013	8.217708	8.822871	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.168089	7.919813	15,370.3508
01/01/2012 to 04/27/2012	7.919813	8.901065	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.990574	15.792405	47,040.4066
01/01/2012 to 12/31/2012	15.792405	16.081078	49,442.5616
01/01/2013 to 12/31/2013	16.081078	15.403624	50,798.9974
01/01/2014 to 12/31/2014	15.403624	15.970809	51,157.1439
01/01/2015 to 12/31/2015	15.970809	15.692748	40,410.0251
01/01/2016 to 12/31/2016	15.692748	15.750133	39,537.2977
01/01/2017 to 12/31/2017	15.750133	15.940256	42,885.1745
01/01/2018 to 12/31/2018	15.940256	15.593140	45,919.2175
01/01/2019 to 12/31/2019	15.593140	16.609299	35,672.4910
01/01/2020 to 12/31/2020	16.609299	17.453452	28,395.1181
23

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.618440	15.972962	19,988.6813
01/01/2012 to 12/31/2012	15.972962	18.413613	20,094.9979
01/01/2013 to 12/31/2013	18.413613	24.032702	16,583.5027
01/01/2014 to 12/31/2014	24.032702	25.804243	15,073.7711
01/01/2015 to 12/31/2015	25.804243	24.690002	14,086.2063
01/01/2016 to 12/31/2016	24.690002	29.148710	9,669.7646
01/01/2017 to 12/31/2017	29.148710	33.130385	15,180.7479
01/01/2018 to 12/31/2018	33.130385	28.802283	15,641.4738
01/01/2019 to 12/31/2019	28.802283	35.548788	15,489.3336
01/01/2020 to 12/31/2020	35.548788	39.515002	14,272.6742
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.184786	10.463963	45,416.1303
01/01/2012 to 12/31/2012	10.463963	12.132116	47,660.6598
01/01/2013 to 12/31/2013	12.132116	14.484592	40,021.2906
01/01/2014 to 12/31/2014	14.484592	13.338910	41,073.4983
01/01/2015 to 12/31/2015	13.338910	12.942142	40,870.3169
01/01/2016 to 12/31/2016	12.942142	12.847237	41,986.2222
01/01/2017 to 12/31/2017	12.847237	15.731562	39,310.9586
01/01/2018 to 12/31/2018	15.731562	13.280714	39,494.1685
01/01/2019 to 12/31/2019	13.280714	15.874200	30,851.2622
01/01/2020 to 12/31/2020	15.874200	16.779024	27,593.4002
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.941199	15.935329	21,577.0763
01/01/2012 to 12/31/2012	15.935329	18.163273	18,744.1300
01/01/2013 to 12/31/2013	18.163273	24.664599	29,025.9697
01/01/2014 to 12/31/2014	24.664599	25.395812	26,297.2670
01/01/2015 to 12/31/2015	25.395812	23.835054	24,589.3644
01/01/2016 to 12/31/2016	23.835054	28.336857	22,760.1311
01/01/2017 to 12/31/2017	28.336857	31.844273	26,393.7759
01/01/2018 to 12/31/2018	31.844273	27.796401	16,122.0512
01/01/2019 to 12/31/2019	27.796401	34.215179	13,468.6240
01/01/2020 to 12/31/2020	34.215179	40.115026	11,269.1038
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.604052	11.595415	35,432.9048
01/01/2012 to 12/31/2012	11.595415	13.157692	38,187.0111
01/01/2013 to 12/31/2013	13.157692	17.036502	34,094.3347
01/01/2014 to 12/31/2014	17.036502	18.943294	31,879.8309
01/01/2015 to 12/31/2015	18.943294	18.794073	30,288.3578
01/01/2016 to 12/31/2016	18.794073	20.580487	13,361.3865
01/01/2017 to 12/31/2017	20.580487	24.530788	14,413.6803
01/01/2018 to 12/31/2018	24.530788	22.949949	15,321.8497
01/01/2019 to 12/31/2019	22.949949	29.512746	15,881.4334
01/01/2020 to 12/31/2020	29.512746	34.186015	8,011.3464
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.077339	21.079629	13,266.7569
01/01/2014 to 12/31/2014	21.079629	22.913203	15,133.9818
01/01/2015 to 12/31/2015	22.913203	22.444852	13,169.3617
01/01/2016 to 12/31/2016	22.444852	25.176928	12,142.4435
01/01/2017 to 12/31/2017	25.176928	29.106011	11,324.7231
01/01/2018 to 12/31/2018	29.106011	25.682279	9,538.2777
01/01/2019 to 12/31/2019	25.682279	32.785240	7,602.0607
01/01/2020 to 12/31/2020	32.785240	33.409801	7,100.3447
24

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.827011	8.631059	39,591.6974
01/01/2012 to 12/31/2012	8.631059	9.665608	38,256.2339
01/01/2013 to 04/26/2013	9.665608	10.577718	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.314500	24.070792	79,799.7731
01/01/2014 to 12/31/2014	24.070792	23.593914	74,993.9319
01/01/2015 to 12/31/2015	23.593914	23.284341	66,998.2143
01/01/2016 to 12/31/2016	23.284341	27.102686	58,115.1792
01/01/2017 to 12/31/2017	27.102686	30.774264	53,172.0627
01/01/2018 to 12/31/2018	30.774264	28.139237	47,683.5578
01/01/2019 to 12/31/2019	28.139237	35.800213	43,428.9819
01/01/2020 to 12/31/2020	35.800213	43.909431	30,443.1097
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.163466	14.121784	106,107.0880
01/01/2012 to 12/31/2012	14.121784	14.616294	111,323.2311
01/01/2013 to 04/26/2013	14.616294	15.832980	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.892997	8.686068	157,291.3126
01/01/2014 to 12/31/2014	8.686068	9.293357	149,729.3136
01/01/2015 to 12/31/2015	9.293357	10.097215	144,595.6716
01/01/2016 to 12/31/2016	10.097215	10.079074	120,552.9781
01/01/2017 to 12/31/2017	10.079074	13.227105	98,906.3015
01/01/2018 to 12/31/2018	13.227105	12.852823	29,105.0559
01/01/2019 to 12/31/2019	12.852823	16.501595	24,913.3218
01/01/2020 to 12/31/2020	16.501595	22.167098	18,597.5093
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.722797	5.955652	56,290.8164
01/01/2012 to 12/31/2012	5.955652	6.564241	47,345.7196
01/01/2013 to 04/26/2013	6.564241	6.857823	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.691855	15.312963	28,867.5296
01/01/2012 to 12/31/2012	15.312963	15.441600	31,955.9405
01/01/2013 to 12/31/2013	15.441600	16.814038	31,257.6303
01/01/2014 to 12/31/2014	16.814038	13.418816	38,356.7974
01/01/2015 to 12/31/2015	13.418816	8.870809	51,747.9934
01/01/2016 to 12/31/2016	8.870809	12.536030	28,189.3004
01/01/2017 to 12/31/2017	12.536030	12.233980	31,865.0224
01/01/2018 to 12/31/2018	12.233980	8.556512	30,292.6328
01/01/2019 to 12/31/2019	8.556512	9.451206	34,396.9626
01/01/2020 to 12/31/2020	9.451206	11.259256	32,831.5865
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	28.117003	29.105541	10,389.6692
01/01/2017 to 12/31/2017	29.105541	30.886265	10,486.7665
01/01/2018 to 12/31/2018	30.886265	29.140947	10,073.2823
01/01/2019 to 12/31/2019	29.140947	32.727860	6,742.0166
01/01/2020 to 12/31/2020	32.727860	34.302493	6,795.2585
25

CONDENSED FINANCIAL INFORMATION (continued)
1.70% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.770604	23.385918	12,530.7420
01/01/2012 to 12/31/2012	23.385918	25.966254	13,064.3319
01/01/2013 to 12/31/2013	25.966254	27.565508	12,837.6657
01/01/2014 to 12/31/2014	27.565508	28.409567	11,032.3744
01/01/2015 to 12/31/2015	28.409567	27.323332	10,811.5127
01/01/2016 to 04/29/2016	27.323332	28.126030	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.691111	29.725846	19,599.9027
01/01/2017 to 12/31/2017	29.725846	31.559957	20,178.6844
01/01/2018 to 12/31/2018	31.559957	29.810215	17,973.4903
01/01/2019 to 12/31/2019	29.810215	33.497967	16,184.5419
01/01/2020 to 12/31/2020	33.497967	35.162401	14,913.1742
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	23.778342	24.186816	28,834.3849
01/01/2012 to 12/31/2012	24.186816	26.500717	23,034.4088
01/01/2013 to 12/31/2013	26.500717	26.421601	27,641.0312
01/01/2014 to 12/31/2014	26.421601	27.130269	24,823.1682
01/01/2015 to 12/31/2015	27.130269	26.284221	22,477.8313
01/01/2016 to 04/29/2016	26.284221	26.909449	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.554108	17.132835	37,472.8416
01/01/2012 to 12/31/2012	17.132835	17.355841	44,879.6392
01/01/2013 to 12/31/2013	17.355841	16.908810	42,575.3365
01/01/2014 to 12/31/2014	16.908810	17.047712	62,045.8160
01/01/2015 to 12/31/2015	17.047712	16.811806	65,252.0359
01/01/2016 to 12/31/2016	16.811806	16.697223	38,275.9958
01/01/2017 to 12/31/2017	16.697223	16.691666	34,403.7348
01/01/2018 to 12/31/2018	16.691666	16.523241	31,189.3265
01/01/2019 to 12/31/2019	16.523241	17.183675	25,754.9246
01/01/2020 to 12/31/2020	17.183675	17.723019	31,443.3040
26

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-08306, filed by the Separate Account with the SEC on March 26, 2021.
The consolidated financial statements of Metropolitan Tower Life Insurance Company (“Met Tower Life”) are included herein.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract and the consolidated financial statements of Met Tower Life as bearing upon its ability, as guarantor, to meet its obligations under the guarantee agreement.
The consolidated financial statements of Met Tower Life are included because for Class L contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts. Effective following the close of business on April 27, 2018, General American was merged into Met Tower Life. As a result of the merger, Met Tower Life assumed legal ownership of all of the assets of General American and has become responsible for all of General American’s liabilities and obligations.
27

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The following financial statements comprising each of the Sub-Accounts of the Separate Account are incorporated by reference in Part B hereof:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2020.
3. Statements of Operations for the year ended December 31, 2020.
4. Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
5. Notes to the Financial Statements.
The following financial statements and financial statement schedules of the Company are incorporated by reference in Part B hereof:
1. Report of Independent Registered Public Accounting Firm.
2. Balance Sheets as of December 31, 2020 and 2019.
3. Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5. Statements of Stockholder's Equity for the years ended December 31, 2020, 2019 and 2018.
6. Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7. Notes to the Financial Statements.
8. Financial Statement Schedules.
The following consolidated financial statements of Metropolitan Tower Life Insurance Company (the "Guarantor") and subsidiaries are included in Part B hereof:
1.	Independent Auditors' Report.
2.	Consolidated Balance Sheets as of December 31, 2020 and 2019.
3.	Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4.	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5.	Consolidated Statements of Stockholder's Equity for the years ended December 31, 2020, 2019 and 2018.
6.	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7.	Notes to the Consolidated Financial Statements.
b. Exhibits
1.	(i)	Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.
	(ii)	Certificate of Assistant Secretary of the Resolutions of Board of Directors of the Company authorizing the name change of the Separate Account (effective August 24, 2016). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) filed electronically on December 14, 2017.
2.	Not Applicable.

3.	(i)	Principal Underwriter's Agreement. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.
(ii)	Form of Retail Sales Agreement (MLIDC 11-01-05 (LTC)). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 24, 2006.
(iii)	Agreement and Plan of Merger (12-01-04) (MLIDC into GAD). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.
(iv)	Form of Retail Sales Agreement (2-10) and Schedule of Differences. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.
(v)	Retail Sales Agreement and Amendments (Edward Jones) (23) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on October 9, 2009.
(vi)	Selling Agreement and Amendments (UBS Financial Services Inc.). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.
(vii)	Selling Agreement and Amendments (Merrill Lynch). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(viii)	Selling Agreement and Amendments (Citigroup Global Markets Inc.). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(ix)	Selling Agreement and Amendments (Citicorp Investment Services). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(x)	Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.
(xi)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities. LLC (effective March 6, 2017). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
(xii)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) filed electronically on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(ii)	Fixed Account Rider. Incorporated herein by reference to Registrant’s Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(iii)	Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(iv)	Three Month Market Entry Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(v)	Death Benefit Rider - (Annual Step-Up). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(vi)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.

(vii)	Waiver of Withdrawal Charge for Terminal Illness Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(viii)	Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(ix)	Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(x)	401(a)/403(a) Plan Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(xi)	Tax Sheltered Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(xii)	Unisex Annuity Rates Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(xiii)	Simple Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.
(xiv)	Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First Cova Life Insurance Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.
(xv)	Individual Retirement Annuity Endorsement 6023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xvi)	Tax Sheltered Annuity Endorsement 6026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xvii)	Roth Individual Retirement Annuity Endorsement 6024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xviii)	401(a)/403(a) Plan Endorsement 6025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xix)	Simple Individual Retirement Annuity Endorsement 6276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xx)	Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.
(xxi)	Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.
(xxii)	Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) FMLI-670-1 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.
(xxiii)	Form of Contract Schedule 6028-3 (11/05)-C (Class L). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 15, 2005.
(xxiv)	Form of Contract Schedule 6028-3 (11/05)-L (Class L-4 Year). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 15, 2005.

(xxv)	Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.
(xxvi)	Form of Lifetime Guaranteed Withdrawal Benefit Rider. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxvii)	Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxviii)	Form of Contract Schedule (enhanced GMIB Plus). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxix)	Lifetime Guaranteed Withdrawal Benefit Rider. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.
(xxx)	Form of Contract Schedule (Class L) 6028-3 (11/05)-C. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 21, 2006.
(xxxi)	Form of Contract Schedule (Class L) 6028-3 (11/05)-L. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 21, 2006.
(xxxii)	Death Benefit Rider - (Principal Protection) 6016 (02/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.
(xxxiii)	Form of Contract Schedule GMIB 6028 (7/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(xxxiv)	Form of Contract Schedule MLIU-ELGWB (4/08) (21) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(xxxv)	Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(xxxvi)	Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(xxxvii)	Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(xxxviii)	Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.
(xxxix)	Form of Contract Schedule 6028-5 (9/10)-L. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 14, 2011.
(xl)	401 (a)/403 (a) Plan Endorsement 401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.
(xli)	Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.

5.	(i)	Variable Annuity Application. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on October 15, 2002.
(ii)	Form of Variable Annuity Application Class L 4477 (7/05) APPVA1105LNY. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 15, 2005.
(iii)	Form of Variable Annuity Application Class L 477 (1/06) APPVALNY 606. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 21, 2006.
(iv)	Form of Variable Annuity Application 6252 (4/08) APPXCNY July 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(v)	Form of Variable Annuity Application Class L 4477 (1/11) APPLNY May 2011. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 14, 2011.
(vi)	Form of Variable Annuity Application Class L 6253 (1/11) APPLSBNY May 2011. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 14, 2011.
6.	(i)	Copy of Articles of Incorporation of the Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.
(ii)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on October 15, 2002.
(iii)	Copy of Amended Charter of the Company. Incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File No. 000-55705) as electronically filed on December 23, 2016.
(iv)	Copy of Amended and Restated By-Laws of the Company. Incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File No. 000-55705) as electronically filed on December 23, 2016.
7.	(i) (a)	Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company. (effective July 1, 2002). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on May 1, 2003.
(b)	Amendment No. 1, as of May 1, 2003 and Amendment No.2, as of May 1, 2004 to the Reinsurance Agreement (the “Agreement”) between First MetLife Investors Insurance Company (the“Cedent”) and Metropolitan Life Insurance Company (the “Reinsurer”) (effective July 1, 2002). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 18, 2012.
(c)	Modified Coinsurance Agreement between MetLife Investors Insurance Company, First MetLife Investors Insurance Company and Metropolitan Life Insurance Company, effective July 1, 2002 (“Agreement”), Recapture of Reinsurance (dated October 27, 2004 and effective November 30, 2004). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 18, 2012.
(ii)	Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company. (effective January 1, 2006). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.
(iii)(a)	Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. (effective December 1, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.
(b)	Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of December 1, 2004 (“Agreement”) between First MetLife Investors Insurance Company (the “Cedent”) and Exeter Reassurance Company, Ltd. (the “Reinsurer”). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680

and 811-08306) as electronically filed on April 18, 2012.
(c)	Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer"). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.
(d)	Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer"). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2014.
(iv)	Partial Commutation Agreement between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2014). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.
(v)	Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (dated November 3, 2014). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.
(vi)	Assignment and Novation Agreement for Reinsurance Agreement (Treaty ID Number NYC10003153.T01.27259 between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company and MetLife Insurance Company USA (effective January 30, 2017). Incorporated herein by reference to Registrants Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed April 18, 2018.
8.	(i) (a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on October 15, 2002.
(b)	Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009). Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.
(c)	Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (29) Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.
(d)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
(ii)	Participation Agreement among Metropolitan Series Fund Inc., Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (February 1, 2001). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(iii)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company, and First MetLife Investors Insurance Company (effective July 1, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.
(iv)	Guarantee Agreement (General American Life Insurance Company) (June 1, 1995). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.
(v)	Participation Agreement among Metropolitan Series Fund Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4

(File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.
(vi)(a)	Participation Agreement among Metropolitan Series Fund Inc., MetLife Advisors, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31, 2007). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.
(b)	Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (29) Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.
(c)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
9.	(i)	Opinion of Counsel. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 18, 2007.
(ii)	Opinion of Counsel (General American Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.
10.	(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Registrant and the Depositor. (Filed herewith.)
(ii)	Consent of Independent Auditors (Deloitte & Touche LLP) for the Guarantor (Metropolitan Tower Life Insurance Company). (Filed herewith.)
11.	Not Applicable.
12.	Not Applicable.
13.	(i)	Powers of Attorney for Brighthouse Life Insurance Company of NY for Conor Murphy, Kimberly A. Berwanger, Douglas A. Rayvid, David W. Chamberlin, Richard A. Hemmings, Richard C. Pearson, Mayer Naiman, Gianna H. Figaro-Sterling and Lynn A. Dumais. (Filed herewith.)
(ii)	Powers of Attorney for Metropolitan Tower Life Insurance Company for Graham Scott Cox, Tamara Schock, Michael Sakoulas, Michael Borowski, Bryan Boudreau, Steven Caldwell, Kevin Mackay, Charles Scully, Rebecca Tadikonda and Michael Zarcone. (Filed herewith.)

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices with Depositor

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Kimberly A. Berwanger 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Douglas A. Rayvid 285 Madison Avenue New York, NY 10017	Director

David W. Chamberlin 12802 Tampa Oaks Boulevard Suite 447 Temple Terrace, FL 33637	Director

Richard A. Hemmings 285 Madison Avenue New York, NY 10017	Director

Richard C. Pearson 285 Madison Avenue New York, NY 10017	Director

Mayer Naiman 285 Madison Avenue New York, NY 10017	Director

Michele Abate One Financial Center, 21st Floor Boston, MA 02117	Vice President

Devon Arendosch 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Nancy Davenport 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President and Appointed Actuary

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer
Jacob Jenkelowitz 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Roger Kramer 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Alan Otis One Financial Center, 21st Floor Boston, MA 02117	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02117	Vice President
Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President
Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company of NY (“BLNY” or the “Company”) under New York state insurance law. BLNY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)

1.	New England Life Insurance Company (MA)
2.	Brighthouse Life Insurance Company (DE)
	a.		Brighthouse Reinsurance Company of Delaware (DE)
	b.		Brighthouse Life Insurance Company of NY (NY)
	c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
	d.		Brighthouse Renewables Holdings, LLC (DE)
		(i.)	Greater Sandhill I, LLC (DE)
	e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
		(i.)	1075 Peachtree LLC (DE)
	f.		Brighthouse Assignment Company (CT)
	g.		ML 1065 Hotel, LLC (DE)
	h.		TIC European Real Estate LP, LLC (DE)
	i.		Euro TL Investments LLC (DE)
	j.		TLA Holdings LLC (DE)
		(i.)	The Prospect Company (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2021, there were 18,674 owners of qualified contracts and 10,385 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$65,611,999	$0	$0	$0
ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Not Applicable.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
UNDERTAKINGS OF THE DEPOSITOR
During any time there are insurance obligations outstanding and covered by the guarantee issued by Metropolitan Tower Life Insurance Company (“Guarantee Period”), filed as an exhibit to this Registration Statement (the “Guarantee”), the Depositor hereby undertakes to provide notice to contract Owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.
During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract Owners, an offer to supply the annual audited financial statements of Metropolitan Tower Life Insurance Company (“Guarantor”), free of charge upon a contract Owner’s request.
Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months from the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of the Guarantor regarding such financial statements.
REPRESENTATIONS
Brighthouse Life Insurance Company of NY (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 13th day of April, 2021.
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY (Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 13, 2021.
/s/ Conor Murphy* Conor Murphy	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Kimberly A. Berwanger* Kimberly A. Berwanger	Director and Vice President

/s/ Douglas A. Rayvid* Douglas A. Rayvid	Director

/s/ David W. Chamberlin* David W. Chamberlin	Director

/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Financial Officer

/s/ Richard A. Hemmings* Richard A. Hemmings	Director

/s/ Richard C. Pearson* Richard C. Pearson	Director

/s/ Mayer Naiman* Mayer Naiman	Director

/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro Sterling	Controller and Vice President (principal accounting officer)

By:	/s/ Michele H. Abate
Michele H. Abate Attorney-In-Fact April 13, 2021
*	Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, Metropolitan Tower Life Insurance Company has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and state of New York, on the 22nd day of April, 2021.
METROPOLITAN TOWER LIFE INSURANCE COMPANY (Guarantor)
By:	/s/ Robin Wagner
Robin Wagner Assistant Vice President Metropolitan Tower Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2021.
* Graham Scott Cox	President, Presiding Officer of the Board and Director
* Tamara Schock	Executive Vice President and Chief Accounting Officer
* Michael Sakoulas	Senior Vice President and Chief Financial Officer
* Michael Borowski	Director
* Bryan Boudreau	Director
* Steven Caldwell	Director
* Kevin Mackay	Director
* Charles Scully	Executive Vice President, Executive Investment Officer and Director
* Rebecca Tadikonda	Director
* Michael Zarcone	Director

*By:	/s/ Robin Wagner
Robin Wagner Attorney-In Fact April 22, 2021
* Metropolitan Tower Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, Metropolitan Tower Life Insurance Company has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and state of New York, on the [ ] day of April, 2021.
METROPOLITAN TOWER LIFE INSURANCE COMPANY (Guarantor)
By:	/s/ Robin Wagner
Robin Wagner Assistant Vice President Metropolitan Tower Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April __, 2021.
* Graham Scott Cox	President, Presiding Officer of the Board and Director
* Tamara Schock	Executive Vice President and Chief Accounting Officer
* Michael Sakoulas	Senior Vice President and Chief Financial Officer
* Michael Borowski	Director
* Bryan Boudreau	Director
* Steven Caldwell	Director
* Kevin Mackay	Director
* Charles Scully	Executive Vice President, Executive Investment Officer and Director
* Rebecca Tadikonda	Director
* Michael Zarcone	Director

*By:	/s/ Robin Wagner
Robin Wagner Attorney-In Fact April [ ], 2021
*Metropolitan Tower Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.(i)	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Registrant and the Depositor
10.(ii)	Consent of Independent Auditors (Deloitte & Touche LLP) for the Guarantor (Metropolitan Tower Life Insurance Company)
13.(i)	Powers of Attorney for Brighthouse Life Insurance Company of NY (Depositor)
13.(ii)	Powers of Attorney for Metropolitan Tower Life Insurance Company (Guarantor)